A family of funds designed exclusively
           for financial professionals and
           sophisticated investors

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.


                                [LOGO OMITTED]
                                   RYDEX FUNDS

9601 Blackwell Road
Suite 500
Rockville,MD 20850
800.820.0888
www.rydexfunds.comRFVASA-3-8/02

THE RYDEX variable trust


                                                              Semi-Annual Report
                                                                   June 30, 2002

                                               U.S. Government Money Market Fund
                                                                       Nova Fund
                                                                       Ursa Fund
                                                                        OTC Fund
                                                                     Arktos Fund
                                                                  Titan 500 Fund
                                                               Velocity 100 Fund
                                                                     Medius Fund
                                                                     Mekros Fund
                                                       U.S. Government Bond Fund
                                                           Large-Cap Europe Fund
                                                            Large-Cap Japan Fund
                                                            Sector Rotation Fund
                                                                    Banking Fund
                                                            Basic Materials Fund
                                                              Biotechnology Fund
                                                          Consumer Products Fund
                                                                Electronics Fund
                                                                     Energy Fund
                                                            Energy Services Fund
                                                         Financial Services Fund
                                                                Health Care Fund
                                                                   Internet Fund
                                                                    Leisure Fund
                                                            Precious Metals Fund
                                                                Real Estate Fund
                                                                  Retailing Fund
                                                                 Technology Fund
                                                         Telecommunications Fund
                                                             Transportation Fund
                                                                  Utilities Fund

                                [LOGO OMITTED]
                                   RYDEX FUNDS

                                                            SEMI-ANNUAL REPORT 1


    TABLE OF CONTENTS
-------------------------------------------------------------------------------


    LETTER FROM THE CHAIRMAN ..........................................   2

    SCHEDULES OF INVESTMENTS ..........................................   3

    STATEMENTS OF ASSETS AND LIABILITIES ..............................  52

    STATEMENTS OF OPERATIONS ..........................................  58

    STATEMENTS OF CHANGES IN NET ASSETS ...............................  64

    FINANCIAL HIGHLIGHTS ..............................................  80

    NOTES TO FINANCIAL STATEMENTS ..................................... 106

2

-------------------------------------------------------------------------------


DEAR SHAREHOLDER:

With all the bad market news during the first half of 2002, it's easy to forget that we were well entrenched in a bear market when the year began. In fact, the market's steady decline started 22 months earlier--in March of 2000.

YEAR IN REVIEW
We began the period still feeling the aftershocks of the September 11 terrorist attacks, but then bad news piled on from unexpected sources. Accounting irregularities involving some of our most prominent companies implicated not only their own officers, but also major accounting firms and Wall Street analysts. Politicians on both sides of the aisle scrambled to arrive at an appropriate response, and regulatory reforms were debated. As the talk continued, WorldCom and Enron became the two biggest bankruptcies in history.

The broad S&P 500[REGISTRATION MARK] Index was down 13.73% for the six-month period ending June 30, 2002. Mid- and small-cap stocks, as represented by the S&P Midcap 400 Index and the Russell 2000, fared somewhat better--down 9.53% and 8.65% respectively for the period. Technology stocks continued to lead the market downward, bringing the Nasdaq 100 Index[REGISTRATION MARK] down 27.63% for the period. Among Rydex funds, the worst performers were Nasdaq-based funds and tech-heavy sectors like technology, telecommunications and electronics.

GOOD NEWS FOR SOME INVESTORS
It was our inverse funds that really shone in this environment. Venture 100, which provides leveraged inverse exposure to the Nasdaq 100, returned 82.2%, making it the number one performing fund in the country for the second quarter, according to Lipper Analytical Services, Inc. All our other inverse funds, including Tempest 500, Arktos and Ursa, showed solid gains. The gold-related holdings of our Precious Metals Fund gave it a total return of 35.73%. Among the other sector funds, Consumer Products, Leisure, Basic Materials and Real Estate had positive returns. An early year rally gave our Large Cap Japan Fund a total return of 8.67%.

A surprising underpinning of all the bad news is that inflation remains tame, interest rates are at historical lows and economists continue to predict moderate GDP growth. While few analysts are willing at this writing to predict the timing of a stock market turnaround, we continue to believe in the resilience of American financial institutions, and know that market trends are cyclical. While we look forward to more bullish times, we are pleased that Rydex is able to provide innovative offerings to help investors achieve their goals even during the worst of times.

Sincerely,

/S/ ALBERT P. VIRAGH, JR.
    ------------------------------
    Albert P. ("Skip") Viragh, Jr.
    Chairman of the Board

                                                            SEMI-ANNUAL REPORT 3

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              June 30, 2002
------------------------------------------------------------------------------

                                                                        MARKET
                                                         FACE            VALUE
                                                       AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 87.5%
Fannie Mae
  1.88% due 07/01/02 ........................     $  5,000,000     $  5,000,000
  1.70% due 07/10/02 ........................        5,000,000        4,997,875
  1.73% due 07/31/02 ........................        5,000,000        4,992,792
  1.80% due 12/18/02 ........................        5,000,000        4,957,500
Federal Farm Credit
  1.85% due 07/01/02 ........................        5,000,000        5,000,000
  1.65% due 10/01/02 ........................        5,000,000        4,978,917
  2.05% due 01/02/03 ........................        5,000,000        4,947,326
Federal Home Loan
  1.85% due 07/01/02 ........................        5,000,000        5,000,000
  1.72% due 07/26/02 ........................        5,000,000        4,994,028
  1.72% due 10/30/02 ........................        5,000,000        4,971,095
  2.12% due 10/21/02 ........................        5,000,000        4,967,022
Freddie Mac
  1.69% due 08/13/02 ........................       10,000,000        9,979,814
  1.88% due 07/01/02 ........................        5,000,000        5,000,000
  1.70% due 07/23/02 ........................        5,000,000        4,994,806
  1.72% due 07/25/02 ........................        5,000,000        4,994,267
Student Loan Market Association
  1.84% due 07/01/02 ........................       10,000,000       10,000,000
  1.85% due 07/01/02 ........................       10,000,000       10,000,000
  1.68% due 10/01/02 ........................        5,000,000        4,978,533
                                                                   ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $104,753,975) .......................                       104,753,975
                                                                   ------------
FEDERAL AGENCY BONDS 4.2%
Federal Farm Credit Bank Bond
  1.80% due 08/01/02 ........................        5,000,000        5,000,000
                                                                   ------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $5,000,000) .........................                         5,000,000
                                                                   ------------
BANK NOTES 8.3%
World Bank Discount Note
  1.62% due 07/10/02 ........................       10,000,000        9,995,950
                                                                   ------------
TOTAL BANK NOTES
  (Cost $9,995,950) .........................                         9,995,950
                                                                   ------------
TOTAL INVESTMENTS 100%
  (Cost $119,749,925) .......................                      $119,749,925
                                                                   ============

See Notes to Financial Statements.

4

NOVA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 78.8%
Microsoft Corp.* ............................           18,887        $1,033,119
General Electric ............................           34,652         1,006,641
Exxon Mobil Corp. ...........................           23,858           976,269
Wal-Mart Stores, Inc. .......................           15,545           855,130
Pfizer, Inc. ................................           21,926           767,410
Citigroup, Inc. .............................           17,944           695,330
American International
  Group .....................................            9,111           621,644
Johnson & Johnson ...........................           10,698           559,077
Coca-Cola Co. ...............................            8,666           485,296
International Business
  Machines Corp. ............................            6,008           432,576
Intel Corp. .................................           23,410           427,701
ChevronTexaco Corp. .........................            4,745           419,932
Royal Dutch Petroleum .......................            7,408           409,440
Procter & Gamble Co. ........................            4,521           403,725
Merck & Co., Inc. ...........................            7,934           401,778
Bank of America Corp. .......................            5,487           386,065
Verizon Communications,
  Inc .......................................            9,467           380,100
Cisco Systems, Inc.* ........................           25,582           356,869
SBC Communications,
  Inc .......................................           11,691           356,575
Philip Morris Cos., Inc. ....................            7,557           330,090
Abbott Laboratories .........................            8,338           313,926
Fannie Mae ..................................            4,145           305,694
Home Depot, Inc. ............................            8,173           300,194
Morgan Stanley ..............................            6,706           288,894
Dell Computer* ..............................           10,319           269,739
Washington Mutual, Inc. .....................            6,836           253,684
Eli Lilly & Co. .............................            4,413           248,893
Wyeth .......................................            4,822           246,886
FleetBoston Financial
  Corp ......................................            7,542           243,984
Anheuser-Busch Cos.,
  Inc .......................................            4,749           237,450
General Motors Corp. ........................            4,108           219,573
Target Corp. ................................            5,667           215,913
Household International,
  Inc .......................................            4,229           210,181
Oracle Corp.* ...............................           22,124           209,514
BellSouth Corp. .............................            6,551           206,356
Conagra Foods, Inc. .........................            7,394           204,444


                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------
Schering-Plough Corp. .......................            7,903          $194,414
Sara Lee Corp. ..............................            9,251           190,941
H.J. Heinz Co. ..............................            4,585           188,443
Pharmacia Corp. .............................            4,890           183,130
State Street Corp. ..........................            4,075           182,152
Colgate-Palmolive Co. .......................            3,637           182,032
Rohm & Haas Co. .............................            4,430           179,371
SLM Corp. ...................................            1,850           179,265
Honeywell International,
  Inc .......................................            4,918           173,261
Comerica, Inc. ..............................            2,748           168,727
PepsiCo., Inc. ..............................            3,452           166,386
Wells Fargo & Co. ...........................            3,316           165,999
Marsh & McLennan Cos ........................            1,610           155,526
Fluor Corp. .................................            3,983           155,138
Phelps Dodge Corp.* .........................            3,761           154,953
Countrywide Credit ..........................            3,208           154,786
ACE, Ltd. ...................................            4,889           154,492
Hilton Hotels ...............................           11,084           154,068
Temple-Inland, Inc. .........................            2,645           153,040
Sigma-Aldrich Corp. .........................            3,039           152,406
Suntrust Banks, Inc. ........................            2,242           151,828
BB&T Corp. ..................................            3,908           150,849
Best Buy Co., Inc.* .........................            4,126           149,774
American Electric Power .....................            3,741           149,715
Amgen, Inc.* ................................            3,569           149,470
Apache Corp. ................................            2,597           149,276
Medtronic, Inc. .............................            3,460           148,261
Viacom, Inc.--Class B* ......................            3,328           147,663
Sabre Group Holdings* .......................            4,112           147,210
J.C. Penney Holding
  Co., Inc. .................................            6,669           146,851
El Paso Corp. ...............................            7,112           146,578
Georgia-Pacific Corp. .......................            5,909           145,243
Toys R US, Inc.* ............................            8,307           145,123
Office Depot Inc.* ..........................            8,625           144,900
US Bancorp ..................................            6,204           144,863
AmSouth Bancorp .............................            6,448           144,306
Texas Instruments, Inc. .....................            6,080           144,096
Computer Sciences.
  Corp.* ....................................            3,012           143,974
Edison International* .......................            8,466           143,922
Delphi Automotive
  Systems ...................................           10,721           141,517

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5

NOVA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------
Progressive Corp. - Ohio ....................             2,392         $138,377
Burlington Resources,
  Inc .......................................             3,589          136,382
Computer Associates
  International, Inc. .......................             8,555          135,939
PG & E Corp.* ...............................             7,562          135,284
United Technologies .........................             1,989          135,053
Ashland, Inc. ...............................             3,333          134,986
Fifth Third Bancorp .........................             2,004          133,567
Medimmune, Inc.* ............................             5,042          133,109
AT&T Corp. ..................................            12,340          132,038
Walgreen Co. ................................             3,397          131,226
Cooper Tire &
  Rubber Co. ................................             6,353          130,554
Visteon Corp. ...............................             9,171          130,228
Allied Waste
  Industries, Inc.* .........................            13,048          125,261
Gillette Co. ................................             3,653          123,727
Solectron Corp.* ............................            19,837          121,998
MBNA Corp. ..................................             3,676          121,565
Carnival Corp. ..............................             4,387          121,476
Supervalu, Inc. .............................             4,911          120,467
AOL Time Warner, Inc.* ......................             8,089          118,989
Boeing Co. ..................................             2,543          114,435
Southwest Airlines ..........................             7,075          114,332
Duke Energy Corp. ...........................             3,651          113,546
Ryder System, Inc. ..........................             4,175          113,101
Scientific-Atlanta, Inc.                                  6,869          112,995
Sysco Corp. .................................             4,146          112,854
Broadcom Corp.* .............................             6,271          109,993
Automatic Data
  Processing, Inc. ..........................             2,488          108,352
International Paper Co. .....................             2,428          105,812
JP Morgan Chase & Co. .......................             3,105          105,322
Applied Materials, Inc.*                                  5,435          103,374
Corning, Inc.* ..............................            28,652          101,715
R.R. Donnelley &
  Sons Co. ..................................             3,689          101,632
W.W. Grainger,  Inc. ........................             2,002          100,300
UnitedHealth Group, Inc.                                  1,081           98,966
First Data Corp. ............................             2,644           98,357
Schlumberger, Ltd. ..........................             2,107           97,975
UST, Inc. ...................................             2,857           97,138
Praxair, Inc. ...............................             1,680           95,710

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------
Ford Motor Co. ..............................             5,937          $94,992
Omnicom Group, Inc. .........................             2,073           94,943
Genzyme Corp. - General
  Division* .................................             4,921           94,680
Wachovia Corp. ..............................             2,445           93,350
Forest Laboratories, Inc.* ..................             1,292           91,474
Johnson Controls, Inc. ......................             1,082           88,302
CMS Energy Corp. ............................             7,959           87,390
Costco Wholesale Corp.* .....................             2,255           87,088
McDermott
  International, Inc.* ......................            10,568           85,601
TJX Cos., Inc. ..............................             4,355           85,402
Marshall & Ilsley Corp. .....................             2,748           84,996
National City Corp. .........................             2,494           82,925
Bank One Corp. ..............................             2,144           82,501
The Bear Stearns
  Cos, Inc. .................................             1,327           81,212
Jefferson-Pilot Corp. .......................             1,658           77,926
Waste Management , Inc. .....................             2,981           77,655
Hewlett-Packard Co. .........................             5,071           77,485
Chiron Corp.* ...............................             2,186           77,275
Apollo Group, Inc.* .........................             1,916           75,529
Baxter International, Inc. ..................             1,673           74,365
DTE Energy Co. ..............................             1,640           73,210
Cummins Engine, Inc. ........................             2,178           72,092
Illinois Tool Works, Inc. ...................             1,037           70,827
FedEx Corp. .................................             1,292           68,993
King Pharmaceuticals,
  Inc.* .....................................             3,073           68,374
Plum Creek Timber
  Co., Inc. .................................             2,177           66,834
Pitney Bowes, Inc. ..........................             1,674           66,491
Devon Energy Corp. ..........................             1,334           65,740
Safeco Corp. ................................             2,125           65,641
Conseco, Inc.* ..............................            32,058           64,116
Knight Ridder
  Newspaper, Inc. ...........................             1,010           63,579
Norfolk Southern Corp. ......................             2,694           62,986
Allergan, Inc. ..............................               936           62,478
Harley-Davidson, Inc. .......................             1,192           61,114
Tenet Healthcare Corp.* .....................               854           61,104
First Tennessee
  National Corp. ............................             1,586           60,744
CSX Corp. ...................................             1,663           58,288

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

6


NOVA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
-------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
-------------------------------------------------------------------------------
Veritas Software Corp.* .....................              2,889         $57,173
American Express Co. ........................              1,573          57,131
The Walt Disney Co. .........................              2,989          56,492
Bristol-Myers Squibb Co.                                   2,193          56,360
Hartford Financial
  Services Group, Inc. ......................                937          55,723
AT&T Wireless
  Services, Inc.* ...........................              9,426          55,142
Xerox Corp.* ................................              7,675          53,495
The Goodyear Tire &
  Rubber Co. ................................              2,845          53,230
Marriott International,
  Inc .......................................              1,393          53,004
Healthsouth Corp.* ..........................              4,120          52,695
Union Pacific Corp. .........................                818          51,763
Alltel Corp. ................................              1,084          50,948
Immunex Corp.* ..............................              2,269          50,689
JDS Uniphase Corp.* .........................             18,982          50,682
Kimberly-Clark Corp. ........................                816          50,592
May Department
  Stores Co. ................................              1,522          50,119
Winn-Dixie Stores, Inc. .....................              3,185          49,654
UnumProvident Corp. .........................              1,872          47,642
Xilinx, Inc.* ...............................              2,111          47,350
3M Co. ......................................                381          46,863
Limited Brands ..............................              2,189          46,626
Paychex, Inc. ...............................              1,473          46,090
ADC Telecommunications,
  Inc.* .....................................             19,420          44,472
The Gap, Inc. ...............................              3,093          43,921
Burlington Northern
  Santa Fe Corp. ............................              1,437          43,110
Darden Restaurants, Inc.                                   1,661          41,027
Gateway, Inc.* ..............................              9,112          40,457
Masco Corp. .................................              1,489          40,367
Kohls Corp.* ................................                563          39,455
Torchmark Corp. .............................              1,012          38,658
Nike, Inc.--Class B .........................                713          38,252
McDonald's Corp. ............................              1,277          36,331
Cardinal Health, Inc. .......................                581          35,679
Analog Devices, Inc.* .......................              1,159          34,422
Electronic Data Systems
  Corp ......................................                917          34,067

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
-------------------------------------------------------------------------------
Sprint Corp. -
  FON Group .................................              3,095         $32,838
Stanley Works ...............................                794          32,562
Convergys Corp.* ............................              1,652          32,181
Maxim Integrated
  Products* .................................                827          31,699
Caterpillar, Inc. ...........................                628          30,741
Textron, Inc. ...............................                638          29,922
Marathon Oil Corp. ..........................              1,084          29,398
Advanced Micro
  Devices, Inc.* ............................              3,007          29,228
E.I.Du Pont de
  Nemours & Co. .............................                622          27,617
Bemis Co. ...................................                574          27,265
Nortel Networks Corp.* ......................             18,766          27,211
St Jude Medical, Inc.* ......................                354          26,143
Peoplesoft, Inc.* ...........................              1,742          25,921
Alberto-Culver Co. ..........................                534          25,525
Albertson's, Inc. ...........................                814          24,794
Equity Office
  Properties Trust ..........................                820          24,682
Brown Forman Corp.--B .......................                347          23,943
Fiserv, Inc.* ...............................                649          23,825
Freddie Mac .................................                380          23,256
Cigna Corp. .................................                238          23,186
Bed Bath & Beyond, Inc.*                                     612          23,097
Tiffany & Co. ...............................                618          21,754
Campbell Soup Co. ...........................                730          20,192
Ball Corp. ..................................                483          20,035
John Hancock Financial
  Services, Inc. ............................                569          20,029
Reliant Energy, Inc. ........................              1,156          19,536
Sun Microsystems, Inc.* .....................              3,719          18,632
Altera Corp.* ...............................              1,335          18,156
Anardarko Petroleum
  Corp ......................................                347          17,107
Wellpoint Health
  Networks* .................................                209          16,262
Qwest Communications
  International* ............................              5,807          16,260
Hasbro, Inc. ................................              1,152          15,621
Sprint PCS Group* ...........................              3,448          15,413
Network Appliance, Inc.* ....................              1,236          15,376
CenturyTel, Inc. ............................                492          14,514

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7

NOVA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
Palm, Inc.* .................................            7,043        $   12,396
McKesson Corp. ..............................              330            10,791
Aetna, Inc. .................................              213            10,218
Becton Dickinson & Co. ......................              291            10,025
Federated Department
  Stores* ...................................              243             9,647
Nextel Communications,
  Inc.* .....................................            2,784             8,937
Tyco International, Ltd. ....................              638             8,619
Constellation Energy
  Group, Inc. ...............................              287             8,421
Citizens Communications
  Co.* ......................................              977             8,168
Paccar, Inc. ................................              166             7,369
TMP Worldwide, Inc.* ........................              321             6,902
Kinder Morgan, Inc. .........................              173             6,577
Qualcomm, Inc.* .............................              213             5,855
Tupperware Corp. ............................              194             4,033
TXU Corp. ...................................               76             3,918
JM Smucker Co. ..............................              111             3,788
Lehman Brothers
  Holdings, Inc. ............................               53             3,314
Interpublic Group of
  Companies, Inc. ...........................              125             3,095
Novellus Systems, Inc.* .....................               91             3,094
AmerisourceBergen
  Corp ......................................               28             2,128
Motorola, Inc. ..............................               92             1,327
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $32,913,551) ........................                         31,490,102
                                                                      ----------


                                                                          MARKET
                                                                           VALUE
                                                     CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
OPTIONS PURCHASED  0.0%
Put Options on:
July 2002 S&P 500 Futures Contracts,
  Expiring July 2002 with strike
  price of 600 ..............................              250       $        --
                                                                     -----------
TOTAL OPTIONS PURCHASED
  (Cost $4,625) .............................                                 --
                                                                     -----------
                                                          FACE
                                                        AMOUNT
                                                       -------
REPURCHASE AGREEMENTS  21.2%
Repurchase Agreement
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02                                $2,403,098         2,403,098
  1.85% due 07/01/02                                 2,750,876         2,750,876
  1.83% due 07/01/02                                 3,301,052         3,301,052
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $8,455,026) ..............................................     8,455,026
                                                                     -----------
TOTAL INVESTMENTS 100%
  (Cost $41,373,202) .............................................   $39,945,128
                                                                     ===========

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            LOSS
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2002 S&P 500 Futures Contracts
  (Aggregate Market Value of Contracts $30,436,350) .....  123       $ (183,776)
                                                                     ===========


--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

8


URSA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  75.0%
Fannie Mae
  1.68% due 07/03/02 ........................       $3,000,000        $2,999,720
Federal  Home Loan
  1.68% due 07/05/02 ........................        3,000,000         2,999,440
Federal Farm Credit
  1.73% due 07/08/02 ........................        3,000,000         2,998,991
Freddie Mac
  1.70% due 07/23/02 ........................        3,000,000         2,996,883
Student Loan Market Association
  1.85% due 07/01/02 ........................        3,000,000         3,000,000
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $14,995,034) ........................                         14,995,034
                                                                      ----------

                                                     CONTRACTS
                                                     ---------
OPTIONS PURCHASED  1.7%
Put Options on:
September 2002 S&P 500 Futures Contracts,
  Expiring September 2002 with
  strike price of 1450 .....................                 3           345,000
Call Options on:
September 2002 S&P 500 Index Futures Contracts,
  Expiring September 2002,
  with strike price of 1500 ................               100                --
                                                                      ----------
TOTAL OPTIONS PURCHASED
  (Cost $318,056) ..........................                             345,000
                                                                      ----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9

URSA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)  (CONCLUDED)                   June 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  23.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................       $1,323,986        $1,323,986
  1.85% due 07/01/02 ........................        1,515,594         1,515,594
  1.83% due 07/01/02 ........................        1,818,712         1,818,712
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,658,292) .........................                          4,658,292
                                                                     -----------
TOTAL INVESTMENTS 100%
  (Cost $19,971,382) ........................                        $19,998,326
                                                                     ===========

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            GAIN
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2002 S&P 500 Futures Contracts
  (Aggregate Market Value of
  Contracts $15,836,800) ....................               64       $   240,930
September 2002 S&P 500 Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $1,238,125) .....................               25            34,836
                                                                      ----------
TOTAL FUTURES CONTRACTS SOLD SHORT .........                         $   275,766
                                                                     ===========


--------------------------------------------------------------------------------

See Notes to Financial Statements.

10


OTC FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS  96.5%
Microsoft Corp.* ............................          215,200       $11,771,441
Intel Corp. .................................          270,200         4,936,554
Cisco Systems, Inc.* ........................          296,400         4,134,780
Dell Computer* ..............................          111,900         2,925,066
Qualcomm, Inc.* .............................          103,800         2,853,462
Oracle Corp.* ...............................          261,100         2,472,617
Amgen, Inc.* ................................           56,300         2,357,844
Maxim Integrated
  Products* .................................           51,900         1,989,327
Concord EFS, Inc.* ..........................           65,600         1,977,184
Applied Materials, Inc.* ....................          102,200         1,943,844
Immunex Corp.* ..............................           84,900         1,896,666
Bed Bath & Beyond, Inc.* ....................           45,700         1,724,718
Linear Technology Corp. .....................           49,400         1,552,642
Starbucks Corp.* ............................           62,100         1,543,185
Intuit, Inc.* ...............................           30,600         1,521,432
eBay, Inc.* .................................           23,200         1,429,584
Paychex, Inc. ...............................           41,000         1,282,890
Comcast Corp.* ..............................           52,200         1,244,448
Xilinx, Inc.* ...............................           52,400         1,175,332
Cintas Corp. ................................           23,700         1,171,491
Kla-Tencor Corp.* ...........................           26,300         1,156,937
Biomet, Inc. ................................           42,500         1,152,600
Costco Wholesale Corp.* .....................           28,800         1,112,256
Chiron Corp.* ...............................           31,200         1,102,920
Veritas Software Corp.* .....................           54,400         1,076,576
Electronic Arts, Inc.* ......................           16,100         1,063,405
USA Networks, Inc.* .........................           44,500         1,043,525
Apple Computer, Inc.* .......................           57,900         1,025,988
Fiserv, Inc.* ...............................           27,700         1,016,867
Biogen, Inc.* ...............................           22,000           911,460
Altera Corp.* ...............................           64,000           870,400
Symantec Corp.* .............................           26,300           863,955
Siebel Systems, Inc.* .......................           60,700           863,154
Peoplesoft, Inc.* ...........................           56,000           833,280
Medimmune, Inc.* ............................           30,600           807,840
Apollo Group, Inc.* .........................           20,100           792,342
Adobe Systems, Inc. .........................           26,700           760,950
Sun Microsystems, Inc.* .....................          151,000           756,510
Staples, Inc.* ..............................           37,500           738,750
Gilead Sciences, Inc.* ......................           21,800           716,784
Paccar, Inc. ................................           15,700           696,923
Idec Pharmaceuticals
  Corp.* ....................................           19,000           673,550

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
Genzyme Corp. -
  General Division* .........................           31,100        $  598,364
Network Appliance, Inc.* ....................           45,500           566,020
JDS Uniphase Corp.* .........................          205,600           548,952
PanAmSat Corp.* .............................           23,800           537,880
Novellus Systems, Inc.* .....................           15,200           516,800
CDW Computer
  Centers, Inc.* ............................           11,000           514,910
Echostar Communications
  Corp.* ....................................           27,600           512,256
Flextronics International,
  Ltd.* .....................................           71,700           511,221
Synopsys, Inc.* .............................            9,200           504,252
Amazon.com, Inc.* ...........................           28,100           456,625
Smurfit-Stone
  Container Corp.* ..........................           29,200           450,264
Broadcom Corp.* .............................           24,900           436,746
Brocade Communications
  System* ...................................           24,700           431,756
Millennium
  Pharmaceuticals* ..........................           35,400           430,110
Microchip Technology,
  Inc.* .....................................           15,500           425,165
Check Point Software
  Technologies* .............................           31,000           420,360
Express Scripts, Inc.* ......................            8,000           400,880
BEA Systems, Inc.* ..........................           42,000           399,420
QLogic Corp.* ...............................           10,100           384,810
Sanmina Corp.* ..............................           60,900           384,279
Yahoo, Inc.* ................................           26,000           383,760
Nextel Communications,
  Inc.* .....................................          113,000           362,730
Molex, Inc. .................................           10,600           355,418
Nvidia Corp.* ...............................           19,700           338,446
ADC Telecommunications,
  Inc.* .....................................          140,900           322,661
Dollar Tree Stores, Inc.* ...................            7,900           311,339
TMP Worldwide, Inc.* ........................           13,800           296,700
Cephalon, Inc.* .............................            6,200           280,240
Gemstar-TV Guide
  International, Inc.* ......................           50,800           273,812
RF Micro Devices, Inc.* .....................           29,700           226,314
Integrated Device
  Technology, Inc.* .........................           11,700           212,238
CIENA Corp.* ................................           48,100           201,539

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11


OTC FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
Mercury Interactive
  Corp.* ....................................            8,700       $   199,752
Invitrogen Corp.* ...........................            6,200           198,462
Citrix Systems, Inc.* .......................           32,800           198,112
Human Genome
  Sciences, Inc.* ...........................           14,700           196,980
Andrx Corp.* ................................            7,100           191,487
VeriSign, Inc.* .............................           25,600           184,064
Atmel Corp.* ................................           29,400           184,044
PMC-Sierra, Inc.* ...........................           19,700           182,619
Comverse Technology,
  Inc.* .....................................           18,500           171,310
Rational Software Corp.* ....................           18,900           155,169
Applied Micro Circuits
  Corp.* ....................................           30,600           144,738
Charter Communications--
  Class A* ..................................           34,000           138,720
Juniper Networks, Inc.* .....................           24,400           137,860
Tellabs, Inc.* ..............................           21,900           135,780
ICOS Corp.* .................................            7,200           122,112
Ericsson Sp ADR* ............................           73,700           106,128
Cytyc Corp.* ................................           13,700           104,394
Protein Design Labs,
  Inc.* .....................................            9,200            99,912
Conexant Systems, Inc.* .....................           58,000            93,960
Sepracor, Inc.* .............................            9,200            87,860
Abgenix, Inc.* ..............................            8,500            84,065
i2 Technologies, Inc.* ......................           52,100            77,108
Vitesse Semiconductor
  Corp.* ....................................            5,200            16,172
Worldcom, Inc.* .............................          130,700            11,763
Compuware Corp.* ............................            1,900            11,533
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $91,200,827) ........................                         88,171,850
                                                                     -----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 3.5%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02                               $   914,520           914,520
  1.85% due 07/01/02                                 1,046,870         1,046,870
  1.83% due 07/01/02                                 1,256,245         1,256,245
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,217,635) .........................                          3,217,635
                                                                     -----------
TOTAL INVESTMENTS 100%
  (Cost $94,418,462) ........................                        $91,389,485
                                                                     ===========

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            LOSS
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2002 Nasdaq 100 Futures Contracts
  (Aggregate Market Value of Contracts $4,009,000)          38       $ (246,468)
                                                                     ===========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

12


ARKTOS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  60.9%
Fannie Mae
  1.68% due 07/05/02 ........................       $3,000,000        $2,999,440
Federal Farm Credit
  1.66% due 07/01/02 ........................        3,000,000         3,000,000
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $5,999,440) .........................                          5,999,440
                                                                      ----------
                                                     CONTRACTS
                                                     ---------
OPTIONS PURCHASED  0.0%
Call Options on:
July 2002 Nasdaq 100 Futures Contracts
  Expiring July 2002, with strike price of 1750             10               100
                                                                      ----------
TOTAL OPTIONS PURCHASED
  (Cost $460) ...............................                                100
                                                                      ----------


                                                          FACE
                                                        AMOUNT
                                                        ------

REPURCHASE AGREEMENTS  39.1%
Repurchase Agreements
  Collateralized by U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................       $1,095,034         1,095,034
  1.85% due 07/01/02 ........................        1,253,509         1,253,509
  1.83% due 07/01/02 ........................        1,504,210         1,504,210
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,852,753) .........................                          3,852,753
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $9,852,653) .........................                         $9,852,293
                                                                      ==========


--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            LOSS
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2002 Nasdaq 100  Futures Contracts
  (Aggregate Market Value of
  Contracts $844,000) .......................                8       $   (1,648)
                                                                     ===========

                                                         UNITS
                                                         -----
EQUITY INDEX SWAP AGREEMENT
September 2002 Nasdaq 100 Index Swap, Maturing
  09/07/02*
  (Total Notional Market Value
  $12,080,019) ..............................           11,905       $(285,235)
                                                                      ==========


* PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13


TITAN 500 FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  58.5%
Fannie Mae
  1.75% due 07/01/02 ........................         $300,000          $300,000
Federal Farm Credit
  1.75% due 07/01/02 ........................          300,000           300,000
Federal Home Loan
  1.75% due 07/03/02 ........................          300,000           299,971
Freddie Mac
  1.75% due 07/02/02 ........................          300,000           299,985
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,199,956) .........................                          1,199,956
                                                                      ----------
                                                     CONTRACTS
                                                     ---------
OPTIONS PURCHASED  11.5%
Call Options on:
September 2002 S&P 500 Futures Contracts,
  Expiring September 2002 with strike
  price of 675 ..............................                3           235,725
Put Options on:
July 2002 S&P 500 Futures Contracts,
  Expiring July 2002 with strike
  price of 700 ..............................               13               163
                                                                      ----------
TOTAL OPTIONS PURCHASED
  (Cost $259,842)                                                        235,888
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS  30.0%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................         $175,294           175,294
  1.85% due 07/01/02 ........................          200,663           200,663
  1.83% due 07/01/02 ........................          240,796           240,796
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $616,753) ...........................                            616,753
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $2,076,551) .........................                         $2,052,597
                                                                      ==========


--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            LOSS
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2002 S&P 500 Futures Contracts
  (Aggregate Market Value of
  Contracts $1,732,150) .....................                7          $   (49)
September 2002 S&P 500 Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $346,675) .......................                7           (5,348)
                                                                        -------
TOTAL FUTURES CONTRACTS PURCHASED                                       $(5,397)
                                                                        =======


See Notes to Financial Statements.

14


VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  89.3%
Fannie Mae
  1.90% due 07/01/02 ........................       $  450,000        $  450,000
Federal Farm Credit
  1.80% due 07/03/02 ........................          450,000           449,955
Federal Home Loan
  1.87% due 07/01/02 ........................          450,000           450,000
Freddie Mac
  1.90% due 07/01/02 ........................          450,000           450,000
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,799,955) .........................                          1,799,955
                                                                      ----------
                                                     CONTRACTS
                                                     ---------
OPTIONS PURCHASED 0.0%
Put Options on:
July 2002 Nasdaq 100
  Futures Contracts Expiring
  July 2002, with strike
  price of 600 ..............................               10               150
                                                                      ----------
TOTAL OPTIONS PURCHASED
  (Cost $560) ...............................                                150
                                                                      ----------

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  10.7%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................       $   61,114        $   61,114
  1.85% due 07/01/02 ........................           69,959            69,959
  1.83% due 07/01/02 ........................           83,950            83,950
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $215,023) ...........................                            215,023
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $2,015,538) .........................                         $2,015,128
                                                                      ==========

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2002 Nasdaq 100 Futures Contracts
  (Aggregate Market Value of
  Contracts $633,000) .......................                6        $  2,668
September 2002 Nasdaq 100 Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $63,270) ........................                3             148
                                                                      --------
TOTAL FUTURES CONTRACTS PURCHASED ...........                            2,816
                                                                      ========

                                                         UNITS
                                                         -----
EQUITY INDEX SWAP AGREEMENT
September 2002 Nasdaq 100 Index Swap,
  Maturing 09/09/02*
  (Total Notional Market Value $7,241,960) ..            6,370        $(536,610)
                                                                      =========


* PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15


MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  72.7%
Washington Post ............................                80         $  43,600
Golden State Bancorp .......................             1,200            43,500
Tecumseh Products Co.--
  Class A ..................................               800            42,464
Marshall & Ilsley Corp. ....................             1,360            42,065
M & T Bank Corp. ...........................               490            42,022
Alliant Energy Corp. .......................             1,520            39,064
Media General, Inc. ........................               630            37,800
Mc Cormick & Co. ...........................             1,460            37,595
Sonoco Products Co. ........................             1,310            37,099
National Commerce
  Financial Corp. ..........................             1,390            36,557
Murphy Oil Corp. ...........................               440            36,300
Old Republic
  International Corp. ......................             1,150            36,225
Weatherford International,
  Inc.* ....................................               820            35,424
Unitrin, Inc. ..............................               980            35,055
Bowater, Inc. ..............................               640            34,797
Great Plains Energy, Inc. ..................             1,660            33,781
Electronic Arts, Inc.* .....................               490            32,364
American Standard Cos.,
  Inc.* ....................................               430            32,293
A.G. Edwards, Inc. .........................               820            31,873
C.H. Robinson Worldwide,
  Inc ......................................               950            31,853
Legg Mason, Inc. ...........................               600            29,604
Oxford Health Plans, Inc.* .................               630            29,270
Quest Diagnostics, Inc.* ...................               340            29,257
Brinker International,
  Inc.* ....................................               920            29,210
RJ Reynolds Tobacco
  Holdings, Inc. ...........................               510            27,412
SPX Corp.* .................................               230            27,025
Sungard Data Systems* ......................             1,020            27,010
Jones Apparel Group,
  Inc.* ....................................               700            26,250
Ross Stores, Inc. ..........................               640            26,080
DST Systems, Inc.* .........................               560            25,598
Affiliated Computer
  Services--Class A* .......................               510            24,215
Symantec Corp.* ............................               730            23,980

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Microchip Technology,
  Inc.* ....................................               865         $  23,727
Diebold, Inc. ..............................               630            23,461
L-3 Comms Holdings* ........................               430            23,220
Health Management
  Associates, Inc.* ........................             1,130            22,769
CDW Computer
  Centers, Inc.* ...........................               480            22,469
Gilead Sciences, Inc.* .....................               680            22,358
Synopsys, Inc.* ............................               390            21,376
Vishay Intertech, Inc.* ....................               870            19,140
Express Scripts, Inc.* .....................               380            19,042
Telephone Data Systems,
  Inc ......................................               310            18,771
Cadence Design Systems,
  Inc.* ....................................             1,100            17,732
Mylan Laboratories .........................               560            17,556
Idec Pharmaceuticals
  Corp.* ...................................               460            16,307
BJ's Wholesale Club,
  Inc.* ....................................               420            16,170
Apollo Group, Inc.* ........................               400            15,768
Tech Data Corp.* ...........................               410            15,519
Valero Energy Group ........................               400            14,968
Atmel Corp.* ...............................             2,250            14,085
Waters Corp.* ..............................               490            13,083
Genzyme Corp. -
  General Division* ........................               600            11,544
Millennium
  Pharmaceuticals* .........................               950            11,543
Nvidia Corp.* ..............................               540             9,277
RF Micro Devices, Inc.* ....................               700             5,334
Whole Foods Market,
  Inc.* ....................................               100             4,822
GlobalSantaFe Corp. ........................               172             4,704
Intersil Corp.* ............................               190             4,062
Varian Medical Systems,
  Inc.* ....................................               100             4,055
Triquint Semiconductor,
  Inc.* ....................................               580             3,718
Broadwing, Inc.* ...........................               990             2,574
                                                                       ---------
TOTAL COMMON STOCKS
  (Cost $1,420,552) ........................                           1,485,796
                                                                       ---------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

16


MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  27.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................       $  158,737        $  158,737
  1.85% due 07/01/02 ........................          181,710           181,710
  1.83% due 07/01/02 ........................          218,052           218,052
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $558,499) ...........................                            558,499
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,979,051) .........................                         $2,044,295
                                                                      ==========

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            GAIN
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2002 S&P 400 MidCap Futures Contracts
  (Aggregate Market Value of
  Contracts $1,225,000) .....................                5        $   18,215
                                                                      ==========


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  94.0%
Senior Housing
  Properties Trust ..........................            1,460          $22,922
Cobalt Corp.* ...............................              940           21,432
Annaly Mortgage Mgt .........................              930           18,042
Waypoint Financial Corp. ....................              860           16,813
Kansas City Southern* .......................              860           14,620
Rgs Energy Group, Inc. ......................              370           14,504
Healthcare Realty
  Trust, Inc. ...............................              450           14,400
Bancorpsouth, Inc. ..........................              700           14,140
Commerce Group, Inc. ........................              350           13,842
Peoples Energy Corp. ........................              370           13,490
Ralcorp Holdings, Inc.* .....................              410           12,812
Connecticut Bancshar ........................              380           12,616
Health Care Reit, Inc. ......................              420           12,579
Standard Pacific Corp. ......................              350           12,278
Kennametal, Inc. ............................              320           11,712
Stancorp Financial Group ....................              210           11,655
Wallace Computer
  Svcs, Inc. ................................              540           11,610
Amerus Group Co. ............................              310           11,501
Independence
  Community Bank ............................              400           11,492
Hughes Supply, Inc. .........................              250           11,225
Bank Mut Corp. ..............................              540           11,000
Toll Brothers, Inc.* ........................              370           10,841
Owens-Illinois, Inc.* .......................              780           10,717
American Capital
  Strategies, Ltd. ..........................              390           10,713
Cytec Industries* ...........................              340           10,690
Northwest Natural
  Gas Co. ...................................              370           10,637
First American Financial ....................              460           10,580
Kilroy Realty Corp. .........................              390           10,432
Port Financial Corp. ........................              260           10,423
Atmos Energy Corp. ..........................              430           10,079
Nu Skin Asia Pacific--
  Class A ...................................              690           10,039
Downey Financial Corp. ......................              210            9,933
MDC Holdings, Inc. ..........................              190            9,880
Coherent, Inc.* .............................              330            9,748
Dean Foods Co.* .............................              258            9,623
Meritage Corp.* .............................              210            9,586
Crompton Corp. ..............................              750            9,562

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
MSC Industrial Direct Co.--
  Class A* ..................................              490          $ 9,555
Susquehanna
  Bancshares, Inc. ..........................              420            9,538
Mueller Industries* .........................              300            9,525
Ikon Office Solutions, Inc. .................            1,000            9,400
Agco Corp.* .................................              480            9,360
Santander Bancorp ...........................              540            9,207
Flagstar Bancorp, Inc. ......................              395            9,124
Methode Electronics,--
  Class A ...................................              710            9,067
Flowers Foods, Inc.* ........................              350            9,047
American Financial
  Holdings, Inc. ............................              300            8,976
PNM Resources, Inc. .........................              370            8,954
Alfa Corp. ..................................              760            8,892
Analogic Corp. ..............................              180            8,851
K Swiss, Inc.--Class A ......................              340            8,833
Energen Corp. ...............................              320            8,800
Corn Products
  International, Inc. .......................              280            8,714
Ryder System, Inc. ..........................              320            8,669
Borg Warner
  Automotive, Inc. ..........................              150            8,664
Whitney Holding Corp. .......................              280            8,607
Ohio Casualty Corp.* ........................              410            8,569
Toro Co. ....................................              150            8,526
Russ Berrie & Co., Inc. .....................              240            8,496
Universal Corp. Va ..........................              230            8,441
City Holding Co.* ...........................              360            8,428
PEP Boys- Manny
  Moe & Jack ................................              500            8,425
Net.Bank, Inc.* .............................              720            8,388
Zale Corp.* .................................              230            8,337
Harleysville Group, Inc. ....................              300            8,316
Corus Bankshares, Inc. ......................              180            8,265
Asyst Technologies, Inc.* ...................              400            8,140
Cooper Tire & Rubber Co. ....................              390            8,014
Traiarc Co.* ................................              290            8,004
Anntaylor Stores Corp.* .....................              315            7,998
Ruddick Corp. ...............................              470            7,971
Southwest Gas Corp. .........................              320            7,920
Aztar Corp.* ................................              380            7,904
Airborne, Inc. ..............................              410            7,872

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

18


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Delphi Financial Group--
  Class A ...................................              180           $7,803
Michaels Stores, Inc.* ......................              200            7,800
Imation Corp.* ..............................              260            7,738
Jones Lang Lasalle, Inc.* ...................              310            7,657
Arch Chemicals, Inc. ........................              310            7,657
Career Education Corp.* .....................              170            7,650
Emcor Group, Inc.* ..........................              130            7,631
Wausau-Mosinee
  Paper Corp. ...............................              630            7,591
Seacor Smit, Inc.* ..........................              160            7,576
USFreightways Corp. .........................              200            7,574
Mid Atlantic Medical
  Services, Inc.* ...........................              240            7,524
Credence Systems Corp.* .....................              420            7,463
Dial Corp. ..................................              370            7,407
Landry's Seafood
  Restaurants, Inc. .........................              290            7,398
Esco Technologies, Inc.* ....................              210            7,350
El Paso Electric* ...........................              530            7,340
Genlyte Group* ..............................              180            7,313
Watsco, Inc. ................................              400            7,300
PolyOne, Corp. ..............................              640            7,200
Terex Corp.* ................................              320            7,197
Renal Care Group, Inc.* .....................              230            7,164
Alexander & Baldwin, Inc. ...................              280            7,148
Yellow Corp.* ...............................              220            7,128
Presidential Life Corp. .....................              350            7,094
New York Community
  Bancorp ...................................              260            7,046
Movado Group ................................              280            7,042
Vintage Petroleum, Inc. .....................              590            7,021
Burlington Coat Factory
  Warehouse Corp. ...........................              330            7,012
Wolverine World Wide ........................              400            6,980
Sonic Automotive, Inc.* .....................              270            6,952
Unit Corp.* .................................              400            6,940
Cato Corp. New--Class A .....................              310            6,913
Park Electrochemical
  Corp ......................................              260            6,890
Beverly Enterprises* ........................              890            6,773
Bankatlantic Bancorp
  Inc--Class A ..............................              540            6,696
Cna Surety ..................................              460            6,693

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Labor Ready, Inc.* ..........................            1,140           $6,669
Novell, Inc.* ...............................            2,070            6,645
Avista Corp. ................................              480            6,624
JLG Industries, Inc. ........................              470            6,594
Longs Drug Stores ...........................              230            6,507
Albany International Corp. ..................              240            6,458
Diasytek International
  Corp.* ....................................              380            6,445
Trinity Industries ..........................              310            6,423
Gulf Island Fabrication* ....................              350            6,419
Reliance Steel &
  Aluminum ..................................              210            6,405
Corrections Corp. ...........................
  of America* ...............................              370            6,401
Cheesecake Factory* .........................              180            6,386
Bowne & Co., Inc. ...........................              430            6,338
MPS Group, Inc.* ............................              740            6,290
Ascential Software
  Corp.* ....................................            2,240            6,250
International Multifoods
  Corp.* ....................................              240            6,240
Rock-Tenn Co.--Class A ......................              340            6,239
Boca Resorts, Inc.--
  Class A* ..................................              470            6,228
Offshore Logistics* .........................              260            6,211
Heidrick & Struggles, Inc.* .................              310            6,191
Lone Star
  Technologies, Inc.* .......................              270            6,183
American Greetings Corp. ....................              370            6,164
La Quinta Properties, Inc.* .................              850            6,163
CBRL Group, Inc. ............................              200            6,104
Ruby Tuesday, Inc. ..........................              310            6,014
Accredo Health, Inc.* .......................              130            6,001
Griffon Corp.* ..............................              330            5,973
THQ, Inc.* ..................................              200            5,964
Thomas & Betts* .............................              320            5,952
Pegasus Systems* ............................              340            5,950
Steven Madden, Ltd.* ........................              300            5,949
Southwest Securities
  Group .....................................              300            5,886
Charming Shoppes, Inc.* .....................              680            5,875
Circor International, Inc. ..................              340            5,831
O'Charleys, Inc.* ...........................              230            5,819
Lifepoint Hospitals, Inc.* ..................              160            5,810


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Steel Dynamics, Inc.* .......................              350           $5,765
Universal Compression
  Holdings, Inc.* ...........................              240            5,758
Alliant Techsystems, Inc.* ..................               90            5,742
Finish Line--Class A* .......................              320            5,734
Stericycle, Inc.* ...........................              160            5,666
Southern Union
  Company* ..................................              333            5,661
Modine Manufacturing ........................              230            5,653
Ballys Health & Tennis
  Corp.* ....................................              300            5,613
Credit Acceptance
  Corp.* ....................................              440            5,531
Exar Corp.* .................................              280            5,522
Cumulus Media, Inc.--
  Class A* ..................................              400            5,512
Handleman Co. Del* ..........................              380            5,510
Astec Industries, Inc.* .....................              340            5,471
Pier 1 Imports ..............................              260            5,460
Fleming Companies, Inc. .....................              300            5,445
Pacificare Health--
  Class A* ..................................              200            5,440
Covance, Inc.* ..............................              290            5,438
Performance Food* ...........................              160            5,418
IDT Corp.* ..................................              320            5,414
Avocent Corp.* ..............................              340            5,413
Systems & Computer Tech* ....................              400            5,404
Sylvan Learning
  Systems, Inc.* ............................              270            5,384
Range Resources Corp.* ......................              960            5,376
Edwards Lifesciences
  Corp.* ....................................              230            5,336
Applica Incorporated* .......................              430            5,332
Newport Corp.* ..............................              340            5,324
AMC Entertainment, Inc.* ....................              370            5,254
Universal American
  Financial Corp.* ..........................              780            5,234
Benchmark Electronics* ......................              180            5,220
Republic Bancorp, Inc. ......................              440            5,188
Diagnostic Products Corp. ...................              140            5,180
Robert Mondavi--Class A* ....................              150            5,135

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Techne Corp.* ...............................              180           $5,080
URS Corp.* ..................................              180            5,040
Texas Industries, Inc. ......................              160            5,038
Nco Group, Inc.* ............................              230            5,009
Carreker-Antinori, Inc.* ....................              440            4,981
Alpharma, Inc.--Class A .....................              290            4,924
Westport Resources
  Corp.* ....................................              300            4,920
Dycom Industries, Inc.* .....................              420            4,910
Sitel Corp.* ................................            1,550            4,898
Scios, Inc.* ................................              160            4,898
Bandag, Inc.--Class B .......................              170            4,814
United Auto Group* ..........................              230            4,807
Arden Group* ................................               80            4,801
Corporate Executive
  Board Co.* ................................              140            4,795
Respironics, Inc.* ..........................              140            4,767
Cole National Corp.* ........................              250            4,750
Crown Cork &
  Seal, Inc.* ...............................              690            4,727
Longview Fibre ..............................              500            4,710
Information
  Resources, Inc.* ..........................              500            4,695
Coorstek, Inc.* .............................              150            4,637
Fair Isaac & Company, Inc. ..................              140            4,602
Amcol International Corp. ...................              670            4,590
Steris Corp.* ...............................              240            4,586
Integrated Silicon
  Solution, Inc.* ...........................              510            4,549
School Speciality, Inc.* ....................              170            4,515
Pilgrims Pride Corp.--
  Class B ...................................              320            4,480
Kforce.Com* .................................              750            4,463
Alaska Air Group, Inc.* .....................              170            4,437
Orbital Sciences Corp.* .....................              550            4,384
Acuity Brands, Inc. .........................              240            4,368
Activision, Inc.* ...........................              150            4,359
Bay View Cap Corp.* .........................              680            4,359
Zebra Technologies* .........................               90            4,340
Beazer Homer USA, Inc.* .....................               53            4,240
Avigen, Inc.* ...............................              450            4,235


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

20


MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Input/Output, Inc.* .........................              470           $4,230
Dupont Photomasks, Inc.* ....................              130            4,222
Navigant International* .....................              270            4,177
Global Payments, Inc. .......................              140            4,165
Ionics, Inc.* ...............................              170            4,123
Roper Industries, Inc. ......................              110            4,103
Alexion
  Pharmaceuticals, Inc.* ....................              270            4,091
Polymedica Corp.* ...........................              160            4,086
Netiq Corp.* ................................              180            4,073
Arbitron, Inc.* .............................              130            4,056
Copart, Inc.* ...............................              245            3,976
Varian, Inc.* ...............................              120            3,954
Great Atlantic &
  Pacific Tea* ..............................              210            3,925
99 Cents Only Stores* .......................              153            3,924
Onyx Pharmaceuticals* .......................              680            3,924
Century Business
  Services, Inc.* ...........................            1,200            3,911
Stillwater Mining Co.* ......................              240            3,907
Sierra Pacific Resources ....................              500            3,900
Century Aluminum Co. ........................              260            3,871
Idexx Laboratories, Inc.* ...................              150            3,869
Titan Corp.* ................................              210            3,841
Veritas DGC, Inc.* ..........................              300            3,780
Hutchinson
  Technology, Inc.* .........................              240            3,754
Andrew Corp.* ...............................              260            3,726
Nanometrics, Inc.* ..........................              230            3,652
Transkaryotic
  Therapies, Inc.* ..........................              100            3,605
Compucredit Corp.* ..........................              510            3,590
Alliance Semiconductor
  Corp.* ....................................              500            3,550
Jakks Pacific, Inc.* ........................              200            3,542
J D Edwards & Co.* ..........................              290            3,524
Checkpoint Sys, Inc.* .......................              300            3,510
Swift Energy Co.* ...........................              220            3,474
Pioneer Standard
  Electronics ...............................              330            3,429
Remec, Inc.* ................................              610            3,422

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Nu Horizons
  Electronics, Inc.* ........................               410           $3,399
Varian Semiconductor
  Equipment* ................................               100            3,393
Ameripath, Inc.* ............................               140            3,360
Pharmaceutical Res, Inc.* ...................               120            3,334
Msc.Software Corp.* .........................               370            3,312
Fremont General Corp. .......................               790            3,302
SCM Microsystems* ...........................               240            3,211
Pharmacopeia, Inc.* .........................               370            3,152
Concord Camera Corp.* .......................               600            3,061
Artesyn
  Technologies, Inc.* .......................               460            2,981
Electroglas, Inc.* ..........................               290            2,900
Multex.Com, Inc.* ...........................               710            2,897
Neurocrine
  Biosciences, Inc.* ........................               100            2,865
Celeritek, Inc.* ............................               430            2,838
Perot Systems Corp.* ........................               260            2,831
FSI International, Inc.* ....................               370            2,764
Nanogen, Inc.* ..............................               770            2,695
SBS Technologies, Inc.* .....................               210            2,572
QRS Corp.* ..................................               330            2,571
Netratings, Inc.* ...........................               280            2,562
InterMune, Inc.* ............................               120            2,532
Wave Systems--Class A* ......................             1,740            2,488
Vical, Inc.* ................................               470            2,482
Digital Generatin
  Systems* ..................................             2,170            2,409
Spectrian Corp.* ............................               230            2,385
Gentiva Health Services* ....................               260            2,337
Answerthink, Inc.* ..........................               590            2,236
Maxim
  Pharmaceuticals, Inc.* ....................               690            2,229
Adaptec, Inc.* ..............................               280            2,209
Arena
  Pharmaceuticals, Inc.* ....................               260            2,184
Plexus Corp.* ...............................               120            2,172
Kronos, Inc.* ...............................                70            2,134
Charles River
  Laboratories* .............................                60            2,103

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
American
  Superconductor* ...........................              380        $   2,075
LTX Corp.* ..................................              140            1,999
Overture Services, Inc.* ....................               80            1,998
Triquint
  Semiconductor, Inc.* ......................              310            1,987
Aspect Communications
  Corp.* ....................................              620            1,984
Diamondcluster
  International, Inc.--
  Class A* ..................................              330            1,973
Intersil Corp.* .............................               90            1,924
Rainbow Technology, Inc.* ...................              390            1,919
Ambassadors International* ..................              190            1,911
PC-Tel, Inc.* ...............................              280            1,895
Convera Corp.* ..............................              740            1,798
Thoratec Labs Corp.* ........................              200            1,798
Mattson Technology, Inc.* ...................              370            1,709
S1 Corp.* ...................................              230            1,700
Ilex Oncology, Inc.* ........................              120            1,691
NPS Pharmaceuticals, Inc.* ..................              110            1,685
Western Digital Corp.* ......................              500            1,625
Isis Pharmaceuticals* .......................              170            1,617
Amtran, Inc. ................................              220            1,509
Regeneron Pharmaceutical* ...................              100            1,451
Macromedia, Inc.* ...........................              160            1,419
Freemarkets, Inc.* ..........................              100            1,413
Safeguard Scientifics, Inc.* ................              700            1,400
Incyte Genomics, Inc.* ......................              190            1,381
Priceline.com, Inc.* ........................              490            1,367
Symmetricom, Inc.* ..........................              360            1,314
CV Therapeutics, Inc.* ......................               70            1,303
NMS Communications
  Corp.* ....................................              530            1,288
Webex Communications,
  Inc.* .....................................               80            1,272
Hi/Fi, Inc.* ................................              210            1,260
Aurora Foods, Inc.* .........................              830            1,245
Corvas International,
  Inc.* .....................................              570            1,226
Sequenom, Inc.* .............................              340            1,200

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Liberate Technologies* ......................              450        $   1,188
GTC Biotherapeutics,
  Inc.* .....................................              940            1,184
Aeroflex, Inc.* .............................              170            1,182
Satcon Technology Corp.* ....................              730            1,168
Liberty Livewire Corp.--
  Class A* ..................................              370            1,088
MRV Communications,
  Inc.* .....................................              710            1,086
Globespan, Inc.* ............................              280            1,084
Sonicwall, Inc.* ............................              190              954
Cubist Pharmaceuticals,
  Inc.* .....................................              100              941
Starbase Corp.* .............................            4,350              914
Legato Systems, Inc.* .......................              250              900
Concurrent Computer
  Corp.* ....................................              190              884
Infospace.Com, Inc.* ........................            1,890              851
Recoton Corp.* ..............................              320              826
Lightpath Technologies,
  Inc.* .....................................              830              747
Immunomedics, Inc.* .........................              130              677
Stratos Lightwave, Inc.* ....................              370              592
Brightpoint, Inc. ...........................              201              514
Magellan Health
  Services, Inc.* ...........................              490              490
Transwitch Corp.* ...........................              760              486
Pinnacle Holdings, Inc.* ....................           45,410              454
Commerce One, Inc.* .........................              830              407
SBA Communications
  Corp.--Class A* ...........................              240              338
Pemstar, Inc.* ..............................              250              333
Inktomi Corp.* ..............................              360              317
Auspex Systems, Inc.* .......................            1,240              311
Genuity, Inc.* ..............................               81              308
Pegasus Communications
  Corp.* ....................................              320              234
Airgate Pcs, Inc.* ..........................               80               80
                                                                      ---------
TOTAL COMMON STOCKS
  (Cost $1,795,828) .........................                         1,896,128
                                                                      ---------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

22

MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                  June  30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  6.0%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................          $34,381          $34,381
  1.85% due 07/01/02 ........................           39,356           39,356
  1.83% due 07/01/02 ........................           47,227           47,227
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $120,964) ...........................                           120,964
                                                                     ----------
TOTAL INVESTMENTS 100%
  (Cost $1,916,792) .........................                        $2,017,092
                                                                     ==========



--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2002 Russell 2000 Futures Contracts
  (Aggregate Market Value of Contracts $1,148,750)           5       $    8,965
                                                                     ==========


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23


U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------



FEDERAL AGENCY DISCOUNT NOTES  16.8%
Federal Farm Credit
  1.66% due 07/01/02 ........................       $3,000,000       $3,000,000
                                                                    -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $3,000,000) .........................                         3,000,000
                                                                    -----------
U.S. TREASURY OBLIGATIONS  47.2%
U.S. Treasury Bond
  5.38% due 02/15/31 ........................        8,588,000        8,418,924
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $8,052,770) .........................                         8,418,924
                                                                    -----------
REPURCHASE AGREEMENTS  36.0%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................        1,826,519        1,826,519
  1.85% due 07/01/02 ........................        2,090,855        2,090,855
  1.83% due 07/01/02 ........................        2,509,025        2,509,025
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,426,399) .........................                         6,426,399
                                                                    -----------
TOTAL INVESTMENTS 100%
  (Cost $17,479,169) ........................                       $17,845,323
                                                                    ===========



--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2002 U.S. Treasury Bond Futures Contracts
  (Aggregate Market Value of Contracts $16,588,031)        161       $  104,251
                                                                     ==========


See Notes to Financial Statements.

24


LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES  81.0%
Fannie Mae
  1.90% due 07/01/02 ........................         $500,000         $500,000
Federal Farm Credit
  1.66% due 07/01/02 ........................          350,000          350,000
Federal Home Loan
  1.87% due 07/01/02 ........................          500,000          500,000
Freddie Mac
  1.90% due 07/01/02 ........................          500,000          500,000
                                                                     ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,850,000) .........................                         1,850,000
                                                                     ----------
REPURCHASE AGREEMENTS  19.0%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................          123,185          123,185
  1.85% due 07/01/02 ........................          141,012          141,012
  1.83% due 07/01/02 ........................          169,214          169,214
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $433,411) ...........................                            433,411
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $2,283,411) .........................                         $2,283,411
                                                                      ==========



--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                         UNITS          (NOTE 1)
--------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENT
August 2002 Dow Jones Europe STOXX 50
   Index Swap, Maturing 08/01/02*
  (Total Notional Market Value $3,060,585) ..              831        $  32,332
                                                                      =========



* PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25


LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------
                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  88.3%
Fannie Mae
  1.90% due 07/01/02 ........................         $600,000         $600,000
Federal Farm Credit
  1.66% due 07/01/02 ........................          350,000          350,000
Federal Home Loan
  1.87% due 07/01/02 ........................          600,000          600,000
Freddie Mac
  1.90% due 07/01/02 ........................          600,000          600,000
                                                                     ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $2,150,000) .........................                         2,150,000
                                                                     ----------
REPURCHASE AGREEMENTS  11.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................           81,284           81,284
  1.85% due 07/01/02 ........................           93,047           93,047
  1.83% due 07/01/02 ........................          111,656          111,656
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $285,987)                                                       285,987
 ............................................                        ----------
TOTAL INVESTMENTS 100%
  (Cost $2,435,987)                                                  $2,435,987
 ............................................                        ==========



--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2002 Yen Currency Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $315,113) .......................                3        $     784
September 2002 Nikkei 225 Futures Contracts
  (Aggregate Market Value of
  Contracts $105,950) .......................                2           12,211
                                                                      ---------
TOTAL FUTURES CONTRACTS PURCHASED ...........                         $  12,995
                                                                      =========

                                                         UNITS
                                                         -----
EQUITY INDEX SWAP AGREEMENT
August 2002 Topix 100 Index Swap, Maturing 08/09/02*
  (Total Notional Market Value $4,548,330) ..          615,000        $(865,996)
                                                                      =========

* PRICE RETURN BASED ON TOPIX 100 INDEX +/-
  FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

26


SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  94.5%
CONSUMER STAPLES 27.1%
   BEVERAGES 7.0%
   Coca-Cola Co. ............................            2,370        $ 132,720
   PepsiCo., Inc. ...........................            1,920           92,544
   Diageo Plc -
     Sponsored ADR ..........................            1,330           68,694
   Anheuser-Busch
     Cos., Inc. .............................            1,340           67,000
   Coca-Cola Enterprises ....................            1,560           34,445
   Pepsi Bottling Group,
     Inc ....................................            1,100           33,880
   Fomento Economico
     Mexicano SA de CV ......................              530           20,787
   PepsiAmericas, Inc. ......................            1,110           16,583
   Constellation
     Brands, Inc.* ..........................              460           14,720
   Brown Forman
     Corp.--B ...............................              210           14,490
   Adolf Coors--Class B .....................              210           13,083
   Panamerican
     Beverages ..............................              890           12,683
   Cott Corp.* ..............................              470            8,925
                                                                      ---------
TOTAL BEVERAGES .............................                           530,554
                                                                      ---------
   FOOD PRODUCTS 7.0%
   Unilever NV ..............................            1,000           64,800
   Kraft Foods, Inc. A ......................            1,300           53,235
   Conagra Foods, Inc. ......................            1,600           44,240
   General Mills, Inc. ......................            1,000           44,080
   Sara Lee Corp. ...........................            2,100           43,344
   H.J. Heinz Co. ...........................            1,000           41,100
   Kellogg Co. ..............................            1,100           39,446
   Campbell Soup Co. ........................            1,300           35,958
   Archer-Daniels-
     Midland Co. ............................            2,300           29,417
   WM Wrigley Jr Co. ........................              500           27,675
   Dean Foods Co.* ..........................              600           22,380
   Hormel Foods Corp. .......................              900           21,546
   Mc Cormick & Co. .........................              800           20,600
   Tyson Foods, Inc.--
     Class A ................................            1,300           20,163
   Hershey Foods Corp. ......................              300           18,750
   JM Smucker Co. ...........................               32            1,092
                                                                      ---------
TOTAL FOOD PRODUCTS .........................                           527,826
                                                                      ---------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS 6.6%
   Procter & Gamble Co. .....................            2,130        $ 190,209
   Kimberly-Clark Corp. .....................            1,580           97,960
   Colgate-Palmolive Co. ....................            1,750           87,588
   Clorox Co. ...............................            1,320           54,582
   Dial Corp. ...............................            1,300           26,026
   Pennzoil-Quaker
     State, Co. .............................            1,130           24,329
   Church & Dwight
     Co., Inc. ..............................              710           22,244
                                                                      ---------
TOTAL HOUSEHOLD PRODUCTS ....................                           502,938
                                                                      ---------
   PERSONAL PRODUCTS 6.5%
   Gillette Co. .............................            6,430          217,784
   Avon Products, Inc. ......................            2,340          122,242
   Estee Lauder Cos., Inc. ..................            2,120           74,624
   Alberto-Culver Co. .......................              920           43,976
   NBTY, Inc.* ..............................            2,140           33,127
                                                                      ---------
TOTAL PERSONAL PRODUCTS .....................                           491,753
                                                                      ---------
TOTAL CONSUMER STAPLES ......................                         2,053,071
                                                                      ---------
INDUSTRIALS 20.1%
   AIR FREIGHT & COURIERS 7.1%
   United Parcel
     Service, Inc. ..........................            2,150          132,762
   FedEx Corp. ..............................            2,110          112,674
   Expeditors International
     Washington, Inc. .......................            1,680           55,709
   C.H. Robinson
     Worldwide, Inc. ........................            1,320           44,260
   CNF Transportation,
     Inc ....................................            1,120           42,538
   Ryder System, Inc. .......................            1,300           35,217
   JB Hunt Transport
     Services, Inc.* ........................            1,110           32,767
   Forward Air Corp.* .......................              870           28,519
   Airborne, Inc. ...........................            1,380           26,496
   EGL, Inc.* ...............................            1,370           23,235
   Atlas Air Worldwide
     Holdings, Inc.* ........................            1,530            5,661
                                                                      ---------
TOTAL AIR FREIGHT & COURIERS ................                           539,838
                                                                      ---------
   TRADING COMPANIES & DISTRIBUTORS 6.6%
   Genuine Parts Co. ........................            4,910          171,212
   W.W. Grainger,  Inc. .....................            2,960          148,296
   Fastenal Co. .............................            3,160          121,691


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27


SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   MSC Industrial Direct Co.--
     Class A* ................................           3,120        $  60,840
                                                                      ---------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS .............................                          502,039
                                                                      ---------
   BUILDING PRODUCTS 6.4%
   Masco Corp. ...............................           6,090          165,100
   American Standard
     Cos., Inc.* .............................           1,510          113,401
   Crane Co. .................................           2,140           54,313
   York International
     Corp ....................................           1,550           52,374
   Elcor Corp. ...............................           1,340           36,649
   Griffon Corp.* ............................           1,940           35,114
   American Woodmark
     Corp ....................................             460           25,820
                                                                      ---------
TOTAL BUILDING PRODUCTS ......................                          482,771
                                                                      ---------
TOTAL INDUSTRIALS ............................                        1,524,648
                                                                      ---------
CONSUMER DISCRETIONARY 19.6%
   HOUSEHOLD DURABLES 6.7%
   Newell Rubbermaid,
     Inc .....................................           1,690           59,252
   Fortune Brands, Inc. ......................             940           52,640
   Whirlpool Corp. ...........................             550           35,948
   Black & Decker Corp. ......................             740           35,668
   Leggett & Platt, Inc. .....................           1,520           35,568
   Mohawk Industries,
     Inc.* ...................................             550           33,842
   Maytag Corp. ..............................             740           31,561
   Stanley Works .............................             740           30,347
   Pulte Corp. ...............................             490           28,165
   Lennar Corp. ..............................             460           28,152
   D.R. Horton, Inc. .........................           1,080           28,112
   Centex Corp. ..............................             480           27,739
   Clayton Homes, Inc. .......................           1,570           24,806
   KB Home ...................................             480           24,725
   Furniture Brands
     International, Inc.* ....................             730           22,083
   NVR, Inc.* ................................              40           12,920
                                                                      ---------
TOTAL HOUSEHOLD DURABLES .....................                          511,528
                                                                      ---------
   HOTELS RESTAURANTS & LEISURE 6.6%
   McDonald's Corp. ..........................           2,770           78,806
   Carnival Corp. ............................           1,730           47,904

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   Starbucks Corp.* ..........................           1,540        $  38,269
   Yum! Brands, Inc.* ........................           1,280           37,440
   Marriott International,
     Inc .....................................             940           35,767
   Starwood Hotels & Resorts
     Worldwide, Inc. .........................             950           31,245
   International Game
     Technology* .............................             550           31,185
   MGM Mirage* ...............................             870           29,362
   Wendy's International,
     Inc .....................................             720           28,678
   Darden Restaurants,
     Inc .....................................           1,080           26,676
   Hilton Hotels .............................           1,890           26,271
   Brinker International,
     Inc.* ...................................             730           23,178
   Harrahs Entertainment,
     Inc.* ...................................             480           21,288
   Royal Caribbean
     Cruises, Ltd. ...........................           1,080           21,060
   Park Place Entertainment
     Corp.* ..................................           1,920           19,680
                                                                      ---------
TOTAL HOTELS RESTAURANTS
  & LEISURE ..................................                          496,809
                                                                      ---------
   MULTILINE RETAIL 6.3%
   Wal-Mart Stores, Inc. .....................           2,500          137,525
   Target Corp. ..............................           1,400           53,340
   Kohls Corp.* ..............................             500           35,040
   Costco Wholesale
     Corp.* ..................................             900           34,758
   Sears, Roebuck & Co. ......................             600           32,580
   May Department
     Stores Co. ..............................             900           29,637
   Dollar General ............................           1,300           24,739
   Federated Department
     Stores* .................................             600           23,820
   J.C. Penney Holding
     Co., Inc. ...............................           1,000           22,020
   Family Dollar Stores ......................             600           21,150
   Dollar Tree Stores,
     Inc.* ...................................             400           15,764
   Nordstrom, Inc. ...........................             600           13,590
   Saks Holdings, Inc.* ......................             900           11,556


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

28


SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2002
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   BJ's Wholesale
     Club, Inc.* ............................              300        $  11,550
   99 Cents Only Stores* ....................              400           10,260
                                                                      ---------
TOTAL MULTILINE RETAIL ......................                           477,329
                                                                      ---------
TOTAL CONSUMER DISCRETIONARY ................                         1,485,666
                                                                      ---------
MATERIALS 14.0%
   PAPER & FOREST PRODUCTS 7.4%
   Potlatch Corp. ...........................            3,600          122,472
   Meadwestvaco Corp. .......................            2,300           77,188
   Louisiana-Pacific Corp. ..................            6,800           72,012
   Weyerhaeuser Co. .........................            1,000           63,850
   Rayonier, Inc. ...........................            1,000           49,130
   Bowater, Inc. ............................              900           48,933
   Boise Cascade Corp. ......................            1,100           37,983
   Abitibi - Consolidated
     Inc ....................................            3,900           35,997
   Georgia-Pacific Corp. ....................            1,200           29,496
   International Paper Co. ..................              600           26,148
                                                                      ---------
TOTAL PAPER & FOREST PRODUCTS                                           563,209
                                                                      ---------
   CONTAINERS & PACKAGING 6.6%
   Pactiv Corp.* ............................            2,320           55,216
   Smurfit Stone Container
     Corp.* .................................            3,350           51,657
   Temple-Inland, Inc. ......................              870           50,338
   Sealed Air Corp.* ........................            1,130           45,505
   Sonoco Products Co. ......................            1,530           43,330
   Bemis Co. ................................              890           42,275
   Ball Corp. ...............................              930           38,576
   Packaging Corp. of
     America* ...............................            1,930           38,388
   Owens-Illinois, Inc.* ....................            2,340           32,152
   Aptargroup, Inc. .........................              890           27,367
   Crown Cork &
     Seal, Inc.* ............................            2,970           20,345
   Ivex Packaging Corp.* ....................              880           20,038
   Silgan Holdings, Inc.* ...................              480           19,411
   Rock-Tenn Co.--
     Class A ................................              900           16,515
                                                                      ---------
TOTAL CONTAINERS & PACKAGING                                            501,113
                                                                      ---------
TOTAL MATERIALS .............................                         1,064,322
                                                                      ---------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
FINANCIALS 7.0%
   REAL ESTATE 7.0%
   Equity Office
     Properties Trust .......................            1,900        $  57,190
   Equity Residential
     Properties Trust .......................            1,600           46,000
   Simon Property
     Group, Inc. ............................            1,100           40,524
   Plum Creek Timber
     Co., Inc. ..............................            1,300           39,910
   Public Storage, Inc. .....................            1,000           37,100
   Archstone
     Communities Trust ......................            1,300           34,710
   Prologis Trust ...........................            1,300           33,800
   Kimco Realty Corp. .......................            1,000           33,490
   Vornado Realty Trust .....................              700           32,340
   Duke Realty Corp. ........................            1,100           31,845
   Apartment Investment &
     Management Co.--
     Class A ................................              600           29,520
   Host Marriott Corp. ......................            2,500           28,250
   Brookfield Properties
     Corp ...................................            1,400           28,140
   Avalonbay
     Communities, Inc. ......................              600           28,020
   Boston Property
     Investors ..............................              700           27,965
                                                                      ---------
TOTAL REAL ESTATE ...........................                           528,804
                                                                      ---------
TOTAL FINANCIALS ............................                           528,804
                                                                      ---------
HEALTH CARE 6.7%
   HEALTH CARE PROVIDERS & SERVICES 6.7%
   UnitedHealth Group,
      Inc ...................................              720           65,916
   Cardinal Health, Inc.                                   910           55,883
   HCA, Inc. ................................            1,130           53,675
   Tenet Healthcare
     Corp.* .................................              740           52,947
   Wellpoint Health
     Networks* ..............................              530           41,239
   Aetna, Inc. ..............................              700           33,579
   McKesson Corp. ...........................              950           31,065
   Cigna Corp. ..............................              280           27,278


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29


SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   Quest Diagnostics, Inc.* .................              270          $23,233
   AmerisourceBergen Corp. ..................              300           22,800
   Health Management Associates, Inc.* ......            1,130           22,769
   Healthsouth Corp.* .......................            1,730           22,127
   Laboratory Corp. of America Holdings* ....              480           21,912
   Anthem, Inc.* ............................              310           20,919
   Express Scripts, Inc.* ...................              290           14,532
                                                                      ---------
TOTAL HEALTH CARE PROVIDERS & SERVICES ......                           509,874
                                                                      ---------
TOTAL HEALTH CARE ...........................                           509,874
                                                                      ---------
TOTAL COMMON STOCKS
   (Cost $7,357,052) ........................                         7,166,385
                                                                      ---------

                                                          FACE
                                                        AMOUNT
                                                       -------
REPURCHASE AGREEMENTS  5.5%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................         $118,383          118,383
  1.85% due 07/01/02 ........................          135,516          135,516
  1.83% due 07/01/02 ........................          162,619          162,619
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $416,518) ...........................                           416,518
                                                                     ----------
TOTAL INVESTMENTS 100%
  (Cost $7,773,570) .........................                        $7,582,903
                                                                     ==========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

30


BANKING FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.6%
Bank of America Corp. .......................            2,100        $  147,756
Wells Fargo & Co. ...........................            2,180           109,131
Bank One Corp. ..............................            2,020            77,730
Washington Mutual, Inc. .....................            1,970            73,107
Fifth Third Bancorp .........................            1,000            66,650
Wachovia Corp. ..............................            1,670            63,761
JP Morgan Chase & Co. .......................            1,740            59,021
US Bancorp ..................................            2,090            48,801
National City Corp. .........................            1,380            45,885
FleetBoston Financial
  Corp ......................................            1,150            37,202
Keycorp .....................................            1,360            37,128
Golden West Financial
  Corp ......................................              490            33,702
SouthTrust Corp. ............................            1,280            33,434
Regions Financial Corp. .....................              800            28,120
Compass Bancshares, Inc. ....................              770            25,872
Banknorth Group, Inc. .......................              970            25,239
Golden State Bancorp ........................              690            25,012
Wilmington Trust Co. ........................              820            25,010
Sovereign Bancorp, Inc. .....................            1,670            24,966
Hibernia Corp. ..............................            1,220            24,144
Firstmerit Corp. ............................              860            23,719
City National Corp. .........................              430            23,113
Bank Of Hawaii Corp. ........................              800            22,400
Webster Financial Corp. .....................              580            22,179
Colonial Bancgroup, Inc. ....................            1,430            21,450
IndyMac Bancorp, Inc.* ......................              940            21,319
The Bear Stearns
  Cos, Inc. .................................              330            20,196
Bank of New York
  Co., Inc. .................................              560            18,900
Net.Bank, Inc.* .............................            1,490            17,359
Investment Technology
  Group* ....................................              530            17,331

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Mercantile Bankshares
  Corp ......................................              410        $   16,822
Suntrust Banks, Inc. ........................              170            11,512
Park National Corp. .........................              110             9,460
Union Planters Corp. ........................              285             9,225
PFF Bancorp, Inc. ...........................              230             8,832
Marshall & Ilsley Corp. .....................              270             8,351
National Commerce
  Financial Corp. ...........................              290             7,627
Greenpoint Financial
  Corp ......................................              150             7,365
BB&T Corp. ..................................              180             6,948
SEI Investments Co. .........................              180             5,071
AmSouth Bancorp .............................              220             4,924
PNC Financial Services
  Group, Inc. ...............................               70             3,660
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $1,218,455) .........................                          1,319,434
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 2.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................       $    9,396             9,396
  1.85% due 07/01/02 ........................           10,755            10,755
  1.83% due 07/01/02 ........................           12,906            12,906
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $33,057) ............................                             33,057
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,251,512) .........................                         $1,352,491
                                                                      ==========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31


BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.7%
E.I.Du Pont de Nemours
  & Co. ....................................            16,140       $  716,616
Dow Chemical Co. ...........................            14,060          483,383
Alcoa, Inc. ................................            12,930          428,630
International Paper Co. ....................             9,640          420,111
Rohm & Haas Co. ............................             5,370          217,431
Alcan, Inc. ................................             5,560          208,611
Newmont Mining Corp. .......................             7,180          189,049
Weyerhaeuser Co. ...........................             2,830          180,696
Air Products &
  Chemicals, Inc. ..........................             3,420          172,607
Praxair, Inc. ..............................             2,830          161,225
Barrick Gold Corp. .........................             8,300          157,617
Georgia-Pacific Corp. ......................             6,090          149,692
Sigma-Aldrich Corp. ........................             2,510          125,877
Phelps Dodge Corp.* ........................             2,880          118,656
PPG Industries, Inc. .......................             1,800          111,420
Bemis Co. ..................................             2,160          102,600
Inco, Ltd.* ................................             4,390           99,390
Eastman Chemical Co. .......................             2,080           97,552
Ball Corp. .................................             2,300           95,404
Lyondell Petrochemical .....................             5,840           88,184
Engelhard Corp. ............................             3,070           86,942
Ecolab, Inc. ...............................             1,740           80,440
Rayonier, Inc. .............................             1,600           78,608
RPM, Inc. ..................................             4,850           73,963
Valspar Corp. ..............................             1,610           72,675
Om Group, Inc. .............................             1,170           72,540
Nucor Corp. ................................             1,060           68,942
Silgan Holdings, Inc.* .....................             1,660           67,130
Potash Corp. Of
  Saskatchewan .............................               900           60,030
Cytec Industries* ..........................             1,740           54,706
Meadwestvaco Corp. .........................             1,450           48,662
Sonoco Products Co. ........................             1,640           46,445
International Flavors
  & Fragrances .............................             1,400           45,486
Allegheny
  Technologies, Inc. .......................             2,870           45,346
Aracruz Celulose ...........................             2,240           44,800
Georgia Gulf ...............................             1,690           44,684
Packaging Corp. of
  America* .................................             2,180           43,360
Potlatch Corp. .............................             1,220           41,504

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Monsanto Co. ...............................             2,270       $   40,406
Vulcan Materials Co. .......................               870           38,106
Steel Dynamics, Inc.* ......................             2,290           37,716
Airgas, Inc.* ..............................             2,170           37,541
Florida Rock Industries ....................             1,020           36,526
Martin Marietta Materials ..................               920           35,880
HB Fuller Co. ..............................             1,140           33,391
Crown Cork &
  Seal, Inc.* ..............................             4,050           27,743
Commercial Metal Co. .......................               550           25,817
Aptargroup, Inc. ...........................               830           25,523
Lubrizol Corp. .............................               750           25,125
Arch Coal, Inc. ............................             1,040           23,618
Placer Dome, Inc. ..........................             2,000           22,420
Buenaventura SA ............................               710           18,176
Sealed Air Corp.* ..........................               450           18,122
Massey Energy Co. ..........................             1,420           18,034
Crompton Corp. .............................             1,300           16,575
Solutia, Inc.* .............................             2,350           16,497
Freeport-McMoran
  Copper & Gold, Inc.* .....................               720           12,852
Nova Chemicals Corp. .......................               570           12,848
Stillwater Mining Co.* .....................               540            8,791
Albemarle Corp. ............................               260            7,995
Cambrex Corp. ..............................               170            6,817
Anglogold, Ltd. ............................               240            6,259
Gold Fields, Ltd. ..........................               520            5,834
                                                                     ----------
TOTAL COMMON STOCKS
  (Cost $5,939,775) ........................                          5,959,626
                                                                     ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 2.3%
Repurchase Agreements
  Collateralized by U.S. ..................
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 .......................        $   39,779           39,779
  1.85% due 07/01/02 .......................            45,535           45,535
  1.83% due 07/01/02 .......................            54,643           54,643
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $139,957) ..........................                            139,957
                                                                     ----------
TOTAL INVESTMENTS 100%
  (Cost $6,079,732) ........................                         $6,099,583
                                                                     ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

32


BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.0%
Amgen, Inc.* ................................            4,950         $207,306
Immunex Corp.* ..............................            3,010           67,243
Gilead Sciences, Inc.* ......................            1,460           48,005
Medimmune, Inc.* ............................            1,723           45,487
Chiron Corp.* ...............................            1,190           42,066
Idec Pharmaceuticals
  Corp.* ....................................            1,020           36,159
Scios, Inc.* ................................            1,050           32,140
Cephalon, Inc.* .............................              680           30,736
Biogen, Inc.* ...............................              740           30,658
Genzyme Corp. -
  General Division* .........................            1,490           28,668
Neurocrine
  Biosciences, Inc.* ........................              940           26,931
InterMune, Inc.* ............................            1,220           25,742
Transkaryotic
  Therapies, Inc.* ..........................              710           25,595
Alkermes, Inc.* .............................            1,290           20,653
Qiagen NV* ..................................            1,750           20,388
Inhale Therapeutic
  Systems* ..................................            2,050           20,357
Incyte Genomics, Inc.* ......................            2,550           18,539
Regeneron
  Pharmaceutical* ...........................            1,270           18,428
Invitrogen Corp.* ...........................              560           17,926
Trimeris, Inc.* .............................              380           16,868
Tularik, Inc.* ..............................            1,770           16,231
Alexion
  Pharmaceuticals, Inc.* ....................            1,040           15,756
QLT, Inc.* ..................................            1,160           15,486
Gene Logic, Inc.* ...........................            1,100           15,400
Ligand Pharmaceuticals--
  Class B* ..................................            1,060           15,370
Albany Molecular
  Research, Inc.* ...........................              710           15,009
Millennium
  Pharmaceuticals* ..........................            1,231           14,957
Amylin
  Pharmaceuticals, Inc.* ....................            1,330           14,550
NPS
  Pharmaceuticals, Inc.* ....................              940           14,401
Affymetrix, Inc.* ...........................              600           14,394

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Vertex
  Pharmaceuticals, Inc.* ....................              880         $ 14,326
Enzon, Inc.* ................................              580           14,274
Ilex Oncology, Inc.* ........................              980           13,808
Protein Design Labs, Inc.* ..................            1,210           13,141
CV Therapeutics, Inc.* ......................              660           12,289
ICOS Corp.* .................................              710           12,042
Genta, Inc.* ................................            1,280           10,611
Celgene Corp.* ..............................              680           10,404
Antigenics, Inc./Del* .......................            1,040           10,244
Abgenix, Inc.* ..............................              960            9,494
OSI Pharmaceuticals, Inc.* ..................              350            8,407
CuraGen Corp.* ..............................            1,520            8,375
Tanox, Inc.* ................................              770            8,339
Corixa Corp.* ...............................            1,050            7,193
The Medicines Co.* ..........................              580            7,151
Human Genome
  Sciences, Inc.* ...........................              530            7,102
Sangstat Medical Corp.* .....................              300            6,894
Cell Therapeutics, Inc.* ....................            1,160            6,332
Biomarin
  Pharmaceutical, Inc.* .....................            1,150            6,002
ImClone System* .............................              690            6,000
Sepracor, Inc.* .............................              590            5,635
Isis Pharmaceuticals* .......................              560            5,326
Luminex Corp.* ..............................              610            4,581
Myriad Genetics, Inc.* ......................              220            4,475
Arena
  Pharmaceuticals, Inc.* ....................              530            4,452
Cell Genesys, Inc.* .........................              320            4,316
Immunomedics, Inc.* .........................              770            4,012
Atrix Labs, Inc.* ...........................              180            4,005
Caliper Technologies
  Corp.* ....................................              470            3,925
Medarex, Inc.* ..............................              510            3,784
Applera Corp.-Celera
  Genomics* .................................              300            3,600
Immunogen, Inc.* ............................            1,090            2,932
Pharmacopeia, Inc.* .........................              340            2,896
Neopharm, Inc.* .............................              220            2,765
Guilford
  Pharmaceuticals, Inc.* ....................              360            2,714
Cubist
  Pharmaceuticals, Inc.* ....................              270            2,541


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33


BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Exelixis, Inc.*                                            320           $2,410
Avigen, Inc.*                                              240            2,258
Kos Pharmaceuticals, Inc.*                                  80            1,628
Arqule, Inc.*                                              230            1,553
Connetics Corp.*                                           110            1,421
Geron Corp.*                                               300            1,374
Serologicals Corp.*                                         70            1,280
Novavax, Inc.*                                             290            1,235
Entremed, Inc.*                                            300              921
Emisphere
   Technologies, Inc.*                                     220              904
Vaxgen, Inc.*                                               70              388
                                                                     ----------
TOTAL COMMON STOCKS
   (Cost $1,140,786)                                                  1,201,208
                                                                     ----------

                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS  3.0%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 3):
  1.86% due 07/01/02                                  $ 10,413           10,413
  1.85% due 07/01/02                                    11,920           11,920
  1.83% due 07/01/02                                    14,304           14,304
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $36,637)                                                         36,637
                                                                     ----------
TOTAL INVESTMENTS 100%
  (Cost $1,177,423)                                                  $1,237,845
                                                                     ==========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

34


CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.6%
Coca-Cola Co. ...............................            4,030        $  225,680
Procter & Gamble Co. ........................            2,280           203,604
Philip Morris Cos., Inc. ....................            4,090           178,651
PepsiCo., Inc. ..............................            3,453           166,435
Anheuser-Busch
  Cos., Inc. ................................            2,160           108,000
Colgate-Palmolive Co. .......................            1,210            60,560
Sysco Corp. .................................            2,050            55,801
Kimberly-Clark Corp. ........................              890            55,180
Sara Lee Corp. ..............................            2,490            51,394
Gillette Co. ................................            1,380            46,741
Avon Products, Inc. .........................              710            37,090
General Mills, Inc. .........................              740            32,619
Cendant Corp.* ..............................            2,010            31,919
Safeway, Inc.* ..............................            1,080            31,525
Conagra Foods, Inc. .........................            1,100            30,415
H.J. Heinz Co. ..............................              720            29,592
Tyson Foods, Inc.--Class A ..................            1,844            28,600
UST, Inc. ...................................              840            28,560
Kroger Co.* .................................            1,430            28,457
Kellogg Co. .................................              750            26,895
Constellation
  Brands, Inc.* .............................              830            26,560
Kraft Foods, Inc. A .........................              620            25,389
Albertson's, Inc. ...........................              820            24,977
Smithfield Foods, Inc.* .....................            1,170            21,704
eBay, Inc.* .................................              350            21,567
Newell Rubbermaid, Inc. .....................              590            20,685
Universal Corp. Va ..........................              520            19,084
Fortune Brands, Inc. ........................              300            16,800
H&R Block, Inc. .............................              360            16,614
WM Wrigley  Jr Co. ..........................              300            16,605
Dial Corp. ..................................              820            16,416
Alberto-Culver Co. ..........................              230            10,994
Estee Lauder Cos., Inc. .....................              280             9,856
Apollo Group, Inc.* .........................              245             9,658

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Dreyers Grand Ice Cream .....................              140        $    9,604
Hormel Foods Corp. ..........................              400             9,576
Dole Food Co. ...............................              330             9,521
Black & Decker Corp. ........................              170             8,194
PepsiAmericas, Inc. .........................              540             8,068
Servicemaster Co. ...........................              550             7,546
Stanley Works ...............................              160             6,562
Dean Foods Co.* .............................              140             5,222
Supervalu, Inc. .............................              200             4,906
Energizer Holdings, Inc.* ...................              170             4,661
Unilever NV .................................               60             3,888
Career Education Corp.* .....................               80             3,600
DeVry, Inc.* ................................              120             2,741
Sony Corp. ..................................               50             2,655
Krispy Kreme
  Doughnuts, Inc.* ..........................               80             2,575
Expedia, Inc.--Class A* .....................               40             2,372
JM Smucker Co. ..............................               62             2,116
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $1,686,688) .........................                          1,808,434
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 2.4%
Repurchase Agreements
  Collateralized by U.S. ....................
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................       $   12,546            12,546
  1.85% due 07/01/02 ........................           14,361            14,361
  1.83% due 07/01/02 ........................           17,233            17,233
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $44,140) ............................                             44,140
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,730,828) .........................                         $1,852,574
                                                                      ==========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35


ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.8%
Applied Materials, Inc.* ....................            4,760          $ 90,535
Motorola, Inc. ..............................            5,950            85,799
Texas Instruments, Inc. .....................            3,240            76,788
ST Microelectronics N.V. ....................            2,670            64,961
Intel Corp. .................................            2,950            53,896
Maxim Integrated
  Products* .................................              980            37,563
Micron Technology, Inc.* ....................            1,730            34,981
Analog Devices, Inc.* .......................            1,100            32,670
Linear Technology Corp. .....................              970            30,487
Kla-Tencor Corp.* ...........................              580            25,514
Xilinx, Inc.* ...............................            1,050            23,551
ASML Holding N.V.* ..........................            1,370            20,714
Altera Corp.* ...............................            1,260            17,136
Microchip
  Technology, Inc.* .........................              620            17,007
Novellus Systems, Inc.* .....................              460            15,640
National Semiconductor
  Corp.* ....................................              530            15,460
Advanced Micro
  Devices, Inc.* ............................            1,400            13,608
Teradyne, Inc.* .............................              550            12,925
Broadcom Corp.* .............................              650            11,401
LSI Logic Corp.* ............................            1,100             9,625
Atmel Corp.* ................................            1,470             9,202
Marvell Technology
  Group, Ltd.* ..............................              410             8,155
Nvidia Corp.* ...............................              460             7,903
Fairchild Semiconductor
  International, Inc.* ......................              300             7,290
Intersil Corp.* .............................              320             6,842
Cypress Semiconductor
  Corp.* ....................................              450             6,831
Lam Research Corp.* .........................              340             6,113
Semtech Corp.* ..............................              220             5,874
Integrated Device
  Technology, Inc.* .........................              320             5,805
Silicon Laboratories, Inc.* .................              210             5,683

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
International Rectifier
  Corp.* ....................................              180          $  5,247
ATI Technologies* ...........................              740             5,113
PMC-Sierra, Inc.* ...........................              510             4,728
Micrel, Inc.* ...............................              320             4,602
RF Micro Devices, Inc.* .....................              580             4,420
Applied Micro
  Circuits Corp.* ...........................              870             4,115
Integrated Circuit
  Systems, Inc.* ............................              200             4,038
Triquint
  Semiconductor, Inc.* ......................              560             3,590
Axcelis Technology, Inc.* ...................              250             2,870
Adaptec, Inc.* ..............................              350             2,761
Skyworks Solutions, Inc.* ...................              421             2,339
Conexant Systems, Inc.* .....................            1,210             1,960
Lattice
  Semiconductor Corp.* ......................              130             1,136
Genesis Microchip* ..........................              110               887
Vitesse
  Semiconductor Corp.* ......................              250               778
                                                                        --------
TOTAL COMMON STOCKS
  (Cost $788,594) ...........................                            808,543
                                                                        --------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 2.2%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................         $  5,201             5,201
  1.85% due 07/01/02 ........................            5,954             5,954
  1.83% due 07/01/02 ........................            7,144             7,144
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $18,299) ............................                             18,299
                                                                        --------
TOTAL INVESTMENTS 100%
  (Cost $806,893) ...........................                           $826,842
                                                                        ========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

36


ENERGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.3%
Exxon Mobil Corp. ...........................            4,430          $181,276
ChevronTexaco Corp. .........................            1,535           135,847
Conoco, Inc. ................................            1,250            34,750
Anardarko Petroleum
  Corp ......................................              550            27,115
Schlumberger, Ltd. ..........................              540            25,110
Unocal Corp. ................................              620            22,903
Marathon Oil Corp. ..........................              810            21,967
Apache Corp. ................................              378            21,727
Burlington
  Resources, Inc. ...........................              540            20,520
Amerada Hess Corp. ..........................              240            19,800
Transocean Sedco
  Forex, Inc. ...............................              570            17,756
Valero Energy Group .........................              420            15,716
Phillips Petroleum Co. ......................              260            15,309
Newfield Exploration
  Co.* ......................................              360            13,381
Pogo Producing Co. ..........................              410            13,374
GlobalSantaFe Corp. .........................              460            12,581
Hanover Compressor
  Co.* ......................................              920            12,420
ENI-Ente Nazionale
  Idrocarburi SpA ...........................              150            12,000
Maverick Tub Corp.* .........................              790            11,850
Stone Energy Corp.* .........................              290            11,673
Murphy Oil Corp. ............................              140            11,550
Global Industries* ..........................            1,640            11,464
Noble Corp.* ................................              290            11,194
BP Amoco Plc - ADR ..........................              220            11,108
Equitable Resources, Inc. ...................              310            10,633
Spinnaker Exploration
  Co.* ......................................              290            10,446
El Paso Corp. ...............................              500            10,305
Veritas DGC, Inc.* ..........................              790             9,954
Teppco Partners LP ..........................              300             9,615
Seacor Smit, Inc.* ..........................              200             9,470
Chesapeake Energy
  Corp.* ....................................            1,200             8,640
Key Energy Group, Inc.* .....................              820             8,610
Universal Compression
  Holdings, Inc.* ...........................              350             8,397
Suncor Energy, Inc. .........................              430             7,680
Kinder Morgan, Inc. .........................              200             7,604

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Lone Star Technologies,
  Inc.* .....................................              310          $  7,099
Talisman Energy, Inc. .......................              140             6,321
W-H Energy Services,
  Inc.* .....................................              270             5,983
Forest Oil Corp.* ...........................              210             5,970
Petroleo Brasiliero .........................              290             5,469
Tetra Technologies, Inc.* ...................              180             4,779
Baker Hughes, Inc. ..........................              140             4,661
Tidewater, Inc. .............................              120             3,950
Weatherford
  International, Inc.* ......................               90             3,888
Nabors Industries, Inc.* ....................              110             3,883
Occidental Petroleum
  Corp ......................................              120             3,599
Trico Marine
  Services, Inc.* ...........................              420             2,852
Williams Cos., Inc. .........................              460             2,755
Ensco International, Inc. ...................               80             2,181
Input/Output, Inc.* .........................              240             2,160
Helmerich & Payne, Inc. .....................               50             1,786
Oil States
  International, Inc.* ......................              110             1,309
Pure Resources, Inc.* .......................               60             1,248
Cooper Cameron Corp.* .......................               20               968
Encana Corp. ................................                3                92
                                                                        --------
TOTAL COMMON STOCKS
  (Cost $830,259) ...........................                            864,698
                                                                        --------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 2.7%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................         $  6,916             6,916
  1.85% due 07/01/02 ........................            7,916             7,916
  1.83% due 07/01/02 ........................            9,500             9,500
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $24,332) ............................                             24,332
                                                                        --------
TOTAL INVESTMENTS 100%
  (Cost $854,591) ...........................                           $889,030
                                                                        ========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37



ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.2%
Schlumberger, Ltd. ..........................           26,560        $1,235,040
Transocean Sedco
  Forex, Inc. ...............................           18,780           584,997
Baker Hughes, Inc. ..........................           17,320           576,583
Noble Corp.* ................................            8,850           341,610
Halliburton Co. .............................           21,430           341,594
Nabors Industries, Inc.* ....................            8,250           291,225
Weatherford
  International, Inc.* ......................            6,620           285,984
BJ Services Co.* ............................            7,130           241,564
Ensco International, Inc. ...................            8,080           220,261
Tidewater, Inc. .............................            4,450           146,494
Cooper Cameron Corp.* .......................            2,990           144,776
Smith International, Inc.* ..................            1,900           129,561
Helmerich & Payne, Inc. .....................            3,510           125,377
Pride International, Inc.* ..................            7,310           114,475
Rowan Companies, Inc. .......................            5,070           108,751
Hanover
  Compressor Co.* ...........................            8,050           108,675
National-Oilwell, Inc.* .....................            4,730            99,566
Varco International, Inc.* ..................            5,600            98,224
Seacor Smit, Inc.* ..........................            2,050            97,067
Tetra Technologies, Inc.* ...................            3,190            84,694
Veritas DGC, Inc.* ..........................            5,740            72,324
Lone Star
  Technologies, Inc.* .......................            3,000            68,700
Patterson-Uti
  Energy, Inc.* .............................            2,150            60,695
Global Industries* ..........................            7,910            55,291
Maverick Tub Corp.* .........................            3,160            47,400
Universal Compression
  Holdings, Inc.* ...........................            1,950            46,781
Key Energy Group, Inc.* .....................            4,350            45,675
Carbo Corp. .................................            1,230            45,449
Input/Output, Inc.* .........................            4,700            42,300
Atwood Oceanics, Inc.* ......................            1,070            40,125
Grant Prideco, Inc.* ........................            2,110            28,696

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Trico Marine
  Services, Inc.* ...........................            3,790        $   25,734
Equitable Resources, Inc. ...................              720            24,696
GlobalSantaFe Corp. .........................              830            22,701
Unit Corp.* .................................            1,250            21,688
FMC Technologies, Inc.* .....................              970            20,137
Dril-Quip* ..................................              640            15,968
W-H Energy
  Services, Inc.* ...........................              690            15,290
Oceaneering
  International* ............................              320             8,640
Oil States
  International, Inc.* ......................              650             7,735
Offshore Logistics* .........................              310             7,406
Cal Dive* ...................................              150             3,300
Petroleum Geo - Services -
  Spon ADR* .................................              910             3,276
Tesco Corp.* ................................              190             2,121
Seitel, Inc.* ...............................              800               800
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $6,441,022) .........................                          6,109,446
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 2.8%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................       $   50,403            50,403
  1.85% due 07/01/02 ........................           57,697            57,697
  1.83% due 07/01/02 ........................           69,236            69,236
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $177,336) ...........................                            177,336
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $6,618,358) .........................                         $6,286,782
                                                                      ==========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

38


FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.2%
American International
  Group .....................................            2,913        $ 198,754
Bank of America Corp. .......................            1,640          115,390
Citigroup, Inc. .............................            2,900          112,375
Fannie Mae ..................................            1,310           96,612
Wachovia Corp. ..............................            2,410           92,014
Morgan Stanley ..............................            1,950           84,006
Wells Fargo & Co. ...........................            1,640           82,098
Freddie Mac .................................            1,290           78,948
Washington Mutual, Inc. .....................            1,913           70,991
Fifth Third Bancorp .........................            1,030           68,649
JP Morgan Chase & Co. .......................            1,780           60,378
Household
  International, Inc. .......................            1,080           53,676
Hartford Financial
  Services Group, Inc. ......................              720           42,818
Capital One
  Financial Corp. ...........................              700           42,735
Keycorp .....................................            1,510           41,223
Equity Office
  Properties Trust ..........................            1,350           40,635
Golden West
  Financial Corp. ...........................              580           39,892
SouthTrust Corp. ............................            1,480           38,658
American Express Co. ........................            1,060           38,499
State Street Corp. ..........................              790           35,313
Chubb Corp. .................................              490           34,692
ACE, Ltd. ...................................            1,090           34,444
UnumProvident Corp. .........................            1,350           34,357
The Bear Stearns
  Cos, Inc. .................................              560           34,272
Countrywide Credit ..........................              700           33,775
Allstate Corp. ..............................              890           32,912
Compass Bancshares, Inc. ....................              950           31,920
Bank One Corp. ..............................              820           31,554
Golden State Bancorp ........................              860           31,175
Banknorth Group, Inc. .......................            1,190           30,964
Sovereign Bancorp, Inc. .....................            2,070           30,946
Fidelity National
  Financial, Inc. ...........................              978           30,905
Hibernia Corp. ..............................            1,530           30,279
City National Corp. .........................              560           30,100

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Firstmerit Corp. ............................            1,090        $  30,062
US Bancorp ..................................            1,280           29,888
Webster Financial Corp. .....................              750           28,680
Allmerica Financial Corp. ...................              620           28,644
Bank Of Hawaii Corp. ........................            1,020           28,560
T. Rowe Price
  Group, Inc. ...............................              850           27,948
Colonial Bancgroup, Inc. ....................            1,860           27,900
IndyMac Bancorp, Inc.* ......................            1,220           27,670
Everest Re Group, Ltd. ......................              480           26,856
SEI Investments Co. .........................              940           26,480
Waddell & Reed
  Financial, Inc. ...........................            1,140           26,129
American Financial
  Group, Inc. ...............................            1,090           26,051
Investment Technology
  Group* ....................................              780           25,506
SLM Corp. ...................................              250           24,225
Americredit  Corp.* .........................              850           23,842
Mercantile
  Bankshares Corp. ..........................              550           22,567
Conseco, Inc.* ..............................            9,450           18,900
FleetBoston
  Financial Corp. ...........................              570           18,440
MBIA, Inc. ..................................              320           18,090
Merrill Lynch & Co., Inc. ...................              430           17,415
Metris Companies, Inc. ......................            1,920           15,955
Ohio Casualty Corp.* ........................              690           14,421
LaBranche & Co., Inc.* ......................              510           11,679
MGIC Investment Corp. .......................              170           11,526
MBNA Corp. ..................................              340           11,244
Greenpoint
  Financial Corp. ...........................              190            9,329
Radian Group, Inc. ..........................              190            9,282
Franklin Resources, Inc. ....................              210            8,954
Marsh & McLennan Cos ........................               90            8,694
Marshall & Ilsley Corp. .....................              220            6,805
Bank of New York
  Co., Inc. .................................              200            6,750
Regions Financial Corp. .....................              180            6,327
Stilwell Financial, Inc. ....................              260            4,732
                                                                      ---------
TOTAL COMMON STOCKS
  (Cost $2,431,535) .........................                         2,515,510
                                                                      ---------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39


FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  2.8%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................          $20,958          $20,958
  1.85% due 07/01/02 ........................           23,990           23,990
  1.83% due 07/01/02 ........................           28,788           28,788
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $73,736) ............................                            73,736
                                                                     ----------
TOTAL INVESTMENTS 100%
  (Cost $2,505,271) .........................                        $2,589,246
                                                                     ==========


See Notes to Financial Statements.

40


HEALTH CAREFUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  99.3%
Pfizer, Inc. ................................           19,650        $ 687,750
Johnson & Johnson ...........................            9,518          497,411
Merck & Co., Inc. ...........................            7,800          394,992
Wyeth .......................................            4,560          233,472
Eli Lilly & Co. .............................            3,260          183,864
Bristol-Myers Squibb Co. ....................            7,100          182,470
Abbott Laboratories .........................            4,500          169,425
Medtronic, Inc. .............................            3,390          145,261
Pharmacia Corp. .............................            3,610          135,194
Amgen, Inc.* ................................            2,850          119,358
UnitedHealth Group, Inc. ....................            1,270          116,268
Cardinal Health, Inc. .......................            1,650          101,326
HCA, Inc. ...................................            2,050           97,375
Tenet Healthcare Corp.* .....................            1,350           96,592
Schering-Plough Corp. .......................            3,760           92,496
Baxter International, Inc. ..................            1,450           64,452
Cigna Corp. .................................              580           56,504
Becton Dickinson & Co. ......................            1,480           50,986
Wellpoint Health Networks* ..................              600           46,686
Chiron Corp.* ...............................            1,280           45,248
Idec Pharmaceuticals
  Corp.* ....................................            1,110           39,349
Mylan Laboratories ..........................            1,210           37,933
Beckman Coulter, Inc. .......................              690           34,431
Barr Laboratories, Inc.* ....................              520           33,036
Quest Diagnostics, Inc.* ....................              370           31,839
McKesson Corp. ..............................              920           30,084
AmerisourceBergen Corp. .....................              390           29,640
Guidant Corp.* ..............................              980           29,625
Genzyme Corp. -
  General Division* .........................            1,480           28,475
Edwards Lifesciences
  Corp.* ....................................            1,210           28,072
Allergan, Inc. ..............................              420           28,035
Pharmaceutical Res, Inc.* ...................              990           27,502
IVAX Corp.* .................................            2,520           27,216
Bio Rad Labs* ...............................              560           25,486
Conmed Corp.* ...............................            1,090           24,340
Biomet, Inc. ................................              880           23,866
Sangstat Medical Corp.* .....................            1,000           22,980
Aetna, Inc. .................................              470           22,546
Sybron Dental Specialties* ..................            1,210           22,385
Zimmer Holdings, Inc.* ......................              622           22,181

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Taro Pharmacy Industries* ...................              880        $  21,578
Millennium
  Pharmaceuticals* ..........................            1,690           20,534
Polymedica Corp.* ...........................              740           18,900
Trigon Healthcare, Inc.* ....................              180           18,104
Patterson Dental Co.* .......................              350           17,616
Steris Corp.* ...............................              910           17,390
Ims Health Inc.--Class B ....................              960           17,232
Forest Laboratories, Inc.* ..................              240           16,992
Immunex Corp.* ..............................              750           16,755
Health Management
  Associates, Inc.* .........................              820           16,523
Elan Corp.* .................................            2,650           14,496
Affymetrix, Inc.* ...........................              600           14,394
Healthsouth Corp.* ..........................            1,060           13,557
Regeneron
  Pharmaceutical* ...........................              920           13,349
Lincare Holdings, Inc.* .....................              390           12,597
Boston Scientific* ..........................              410           12,021
Triad Hospitals, Inc.* ......................              270           11,443
Express Scripts, Inc.* ......................              220           11,024
Protein Design
  Labs, Inc.* ...............................            1,010           10,969
Health Net, Inc.* ...........................              390           10,440
First Health
  Group Corp.* ..............................              360           10,094
Stryker Corp.* ..............................              180            9,632
C.R. Bard, Inc. .............................              170            9,619
Sepracor, Inc.* .............................              960            9,168
Ocular Sciences* ............................              340            9,010
Oxford Health Plans, Inc.* ..................              190            8,827
Universal Health
  Services--Class B* ........................              180            8,820
Omnicare, Inc. ..............................              290            7,615
ICN Pharmaceutical ..........................              260            6,295
Bausch & Lomb, Inc. .........................              180            6,093
Diagnostic
  Products Corp. ............................               90            3,330
Mentor  Corp. ...............................               80            2,937
Medimmune, Inc.* ............................               20              528
King Pharmaceuticals, Inc.* .................                3               67
                                                                      ---------
TOTAL COMMON STOCKS
  (Cost $4,498,488) .........................                         4,484,100
                                                                      ---------


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41


HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  0.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................           $8,919           $8,919
  1.85% due 07/01/02 ........................           10,209           10,209
  1.83% due 07/01/02 ........................           12,251           12,251
                                                                      ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $31,379) ............................                            31,379
                                                                      ---------
TOTAL INVESTMENTS 100%
  (Cost $4,529,867) .........................                        $4,515,479
                                                                     ==========


See Notes to Financial Statements.

42


INTERNET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  94.4%
Cisco Systems, Inc.* ........................            1,170          $ 16,321
AOL Time Warner, Inc.* ......................              710            10,444
Qualcomm, Inc.* .............................              310             8,522
eBay, Inc.* .................................              120             7,394
Sun Microsystems, Inc.* .....................            1,340             6,713
Intuit, Inc.* ...............................              130             6,464
Yahoo, Inc.* ................................              300             4,428
Amazon.com, Inc.* ...........................              220             3,575
Broadcom Corp.* .............................              170             2,982
Symantec Corp.* .............................               90             2,956
Siebel Systems, Inc.* .......................              200             2,844
BEA Systems, Inc.* ..........................              250             2,378
Qwest Communications
  International* ............................              760             2,128
Check Point Software
  Technologies* .............................              140             1,898
Hotels.Com* .................................               40             1,689
Palm, Inc.* .................................              780             1,373
Network Associates, Inc.* ...................               70             1,349
Overture Services, Inc.* ....................               50             1,249
E*Trade Group, Inc.* ........................              210             1,147
Juniper Networks, Inc.* .....................              200             1,130
Novell, Inc.* ...............................              320             1,027
WebMD Corp.* ................................              180             1,013
CIENA Corp.* ................................              220               922
Earthlink, Inc.* ............................              130               874
VeriSign, Inc.* .............................              120               863
Tibco Software, Inc.* .......................              140               778
Ariba, Inc.* ................................              230               734
Priceline.com, Inc.* ........................              250               698
Checkfree Corp.* ............................               40               626
Freemarkets, Inc.* ..........................               40               565

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Foundry Networks, Inc.* .....................               70          $    492
Red Hat, Inc.* ..............................               80               470
Openwave Systems, Inc.* .....................               80               449
DoubleClick, Inc.* ..........................               60               445
webMethods, Inc.* ...........................               40               396
Internet Security
  Systems* ..................................               30               394
Sonicwall, Inc.* ............................               70               351
RealNetworks, Inc.* .........................               70               285
Websense, Inc.* .............................               10               256
F5 Networks, Inc.* ..........................               20               196
i2 Technologies, Inc.* ......................              130               192
Macromedia, Inc.* ...........................               20               177
CNET Networks, Inc.* ........................               70               139
S1 Corp.* ...................................               10                74
                                                                        --------
TOTAL COMMON STOCKS
  (Cost $103,129) ...........................                             99,400
                                                                        --------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 5.6%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................         $  1,670             1,670
  1.85% due 07/01/02 ........................            1,911             1,911
  1.83% due 07/01/02 ........................            2,293             2,293
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,874) .............................                              5,874
                                                                        --------
TOTAL INVESTMENTS 100%
  (Cost $109,003) ...........................                           $105,274
                                                                        ========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43


LEISURE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.3%
McDonald's Corp. ............................           36,960        $1,051,512
Harley-Davidson, Inc. .......................            8,850           453,739
Carnival Corp. ..............................           13,240           366,616
Electronic Arts, Inc.* ......................            4,330           285,996
Yum! Brands, Inc.* ..........................            9,070           265,297
Mattel, Inc. ................................           11,410           240,523
Hilton Hotels ...............................           16,060           223,234
Harrahs
  Entertainment, Inc.* ......................            4,870           215,984
Eastman Kodak ...............................            7,160           208,857
Wendy's International, Inc. .................            5,130           204,328
Starbucks Corp.* ............................            8,190           203,521
Marriott International, Inc. ................            4,240           161,332
Darden Restaurants, Inc. ....................            5,855           144,619
International Game
  Technology* ...............................            2,420           137,214
Mandalay Resort Group* ......................            4,850           133,715
Brunswick Corp. .............................            4,690           131,320
Starwood Hotels & Resorts
  Worldwide, Inc. ...........................            3,970           130,573
Bob Evans Farms .............................            3,660           115,217
Gtech Holdings Corp.* .......................            4,340           110,844
Brinker International,
  Inc.* .....................................            3,280           104,140
Cheesecake Factory* .........................            2,710            96,151
Hasbro, Inc. ................................            5,870            79,597
MGM Mirage* .................................            2,270            76,613
Royal Caribbean
  Cruises, Ltd. .............................            3,190            62,205
CBRL Group, Inc. ............................            1,910            58,293
Park Place
  Entertainment Corp.* ......................            5,560            56,990
Outback
  Steakhouse, Inc.* .........................            1,320            46,332
Harman International
  Industries, Inc. ..........................              940            46,295
Activision, Inc.* ...........................            1,480            43,009
Extended Stay
  America, Inc.* ............................            2,580            41,848
Polaris Industries, Inc. ....................              640            41,600
Jack In The Box, Inc.* ......................            1,280            40,704
CEC Entertainment,
  Inc.* .....................................              980            40,474

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Ruby Tuesday, Inc. ..........................            1,960        $   38,024
Applebee's International ....................            1,540            35,343
THQ, Inc.* ..................................            1,020            30,416
Nautilus Group, Inc.* .......................              960            29,376
Sonic Corp.* ................................              870            27,327
Station Casinos, Inc.* ......................            1,480            26,418
Ballys Health &
  Tennis Corp.* .............................            1,180            22,078
WMS Industries, Inc.* .......................            1,330            16,293
Aztar Corp.* ................................              700            14,560
Six Flags, Inc.* ............................              950            13,728
Ihop Corp.* .................................              440            12,958
Prime Hospitality Corp.* ....................              960            12,470
Toys R US, Inc.* ............................              710            12,404
Fleetwood
  Enterprises, Inc. .........................            1,400            12,180
Sony Corp. ..................................              220            11,682
Jakks Pacific, Inc.* ........................              640            11,334
Callaway Golf Co. ...........................              630             9,979
Oakley, Inc.* ...............................              550             9,570
PanAmSat Corp.* .............................              390             8,814
Sabre Group Holdings* .......................              200             7,160
Ryan's Family Steak
  House, Inc.* ..............................              510             6,737
SONICblue, Inc.* ............................            4,940             5,088
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $6,042,986) .........................                          5,992,631
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 2.7%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................       $   46,561            46,561
  1.85% due 07/01/02 ........................           53,300            53,300
  1.83% due 07/01/02 ........................           63,960            63,960
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $163,821) ...........................                            163,821
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $6,206,807) .........................                         $6,156,452
                                                                      ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

44


PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  96.8%
Newmont Mining Corp. .........................          92,950       $2,447,373
Barrick Gold Corp. ...........................         114,340        2,171,317
Placer Dome, Inc. ............................          83,107          931,629
Harmony Gold Mining Co., Ltd. ................          49,330          667,435
Freeport-McMoran Copper & Gold, Inc.* ........          36,204          646,241
Meridian Gold, Inc.* .........................          39,626          635,997
Anglogold, Ltd. ..............................          23,659          617,027
Goldcorp, Inc. ...............................          61,470          611,626
Agnico-Eagle Mines ...........................          40,230          586,151
Gold Fields, Ltd. ............................          51,552          578,413
Buenaventura SA ..............................          22,440          574,464
Glamis Gold, Ltd.* ...........................          62,759          551,652
Apex Silver Mines, Ltd.* .....................          37,973          550,609
Anglo American Plc ...........................          30,210          493,934
BHP Billiton, Ltd. ...........................          30,365          358,307
Phelps Dodge Corp.* ..........................           3,142          129,450
Stillwater Mining Co.* .......................           4,531           73,765
Inco, Ltd.* ..................................           3,140           71,090
Ashanti Goldfields* ..........................           8,490           41,686
Pan American Silver Corp.* ...................           3,110           23,232
                                                                     ----------
TOTAL COMMON STOCKS
   (Cost $11,908,990) ........................                       12,761,398
                                                                     ----------


                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS  3.2%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 3):
  1.86% due 07/01/02 ........................         $121,306          121,306
  1.85% due 07/01/02 ........................          138,862          138,862
  1.83% due 07/01/02 ........................          166,634          166,634
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $426,802) ...........................                           426,802
                                                                    -----------
TOTAL INVESTMENTS 100%
  (Cost $12,335,792) ........................                       $13,188,200
                                                                    ===========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45


REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  98.2%
Equity Office
  Properties Trust ..........................            7,160        $  215,517
Equity Residential
  Properties Trust ..........................            5,160           148,350
Archstone
  Communities Trust .........................            5,269           140,682
Plum Creek
  Timber Co., Inc. ..........................            3,550           108,985
Duke Realty Corp. ...........................            2,800            81,060
Liberty Property Trust ......................            1,770            61,950
Public Storage, Inc. ........................            1,590            58,989
Mack-Cali Realty Group ......................            1,580            55,537
Prologis Trust ..............................            2,050            53,300
Amli Residential
  Properties ................................            2,030            52,780
Vornado Realty Trust ........................            1,060            48,972
United Dominion
  Realty Trust ..............................            3,080            48,510
Simon Property
  Group, Inc. ...............................            1,120            41,261
Apartment Investment &
  Management Co.--
  Class A ...................................              810            39,852
Cousins Properties, Inc. ....................            1,590            39,368
Carramerica Realty
  Corp ......................................            1,200            37,020
Boston Property Investors ...................              860            34,357
Prentiss Properties Trust ...................              980            31,115
Great Lakes Reit ............................            1,620            30,748
Post Properties, Inc. .......................              990            29,858
First Industrial
  Realty Trust ..............................              860            28,251
Alexandria Real Estate ......................              560            27,630
Highwoods
  Properties, Inc. ..........................            1,060            27,560
Health Care Property ........................              640            27,456
Mid-America Apartment
  Communities, Inc. .........................              990            26,482
Kimco Realty Corp. ..........................              785            26,290
Arden Realty Group, Inc. ....................              920            25,889
Essex Property Trust, Inc. ..................              470            25,709
Chelsea Property
  Group, Inc. ...............................              750            25,087

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Centerpoint Properties
  Trust Reit ................................              420        $   24,364
Chateau
  Communities, Inc. .........................              790            24,174
BRE Properties--Class A .....................              750            23,333
Camden Property Trust .......................              600            22,218
Sun Communities, Inc. .......................              520            21,710
CBL & Associates
  Properties ................................              490            19,845
Macerich Company ............................              640            19,840
Souran Self Storage, Inc. ...................              580            19,819
AMB Property Corp. ..........................              620            19,220
Weingarten Realty
  Investments ...............................              475            16,815
Federal Realty ..............................              580            16,072
Colonial Properties Trust ...................              380            14,801
Home Properties
  of NY, Inc. ...............................              380            14,417
Healthcare Realty
  Trust, Inc. ...............................              450            14,400
Crescent Real Estate
  Equity Co. ................................              750            14,025
Parkway Properties, Inc. ....................              370            13,461
Realty Income Corp. .........................              360            13,291
Reckson Associates
  Realty Corp. ..............................              470            11,703
Health Care Reit, Inc. ......................              390            11,681
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $1,881,967) .........................                          1,933,754
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 1.8%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................       $   10,006            10,006
  1.85% due 07/01/02 ........................           11,455            11,455
  1.83% due 07/01/02 ........................           13,745            13,745
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $35,206) ............................                             35,206
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,917,173) .........................                         $1,968,960
                                                                      ==========

See Notes to Financial Statements.

46


RETAILING FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  98.3%
Wal-Mart Stores, Inc. .....................             5,390         $  296,504
Home Depot, Inc. ..........................             4,120            151,328
Target Corp. ..............................             1,870             71,247
Walgreen Co. ..............................             1,740             67,216
Lowe's Co. ................................             1,330             60,382
Cardinal Health, Inc. .....................               890             54,655
Costco Wholesale Corp.* ...................             1,040             40,165
Sears, Roebuck & Co. ......................               650             35,295
Office Depot Inc.* ........................             1,730             29,064
Best Buy Co., Inc.* .......................               785             28,495
Kohls Corp.* ..............................               380             26,630
CVS Corp. .................................               870             26,622
TJX Cos., Inc. ............................             1,270             24,905
Ross Stores, Inc. .........................               590             24,042
Williams-Sonoma, Inc.* ....................               700             21,462
Dillards, Inc. ............................               780             20,506
The Gap, Inc. .............................             1,320             18,744
Michaels Stores, Inc.* ....................               470             18,330
Dollar Tree Stores, Inc.* .................               460             18,129
J.C. Penney Holding
  Co., Inc. ...............................               820             18,056
Circuit City Stores, Inc. .................               910             17,062
McKesson Corp. ............................               520             17,004
Limited Brands ............................               774             16,486
AmerisourceBergen
  Corp ....................................               200             15,200
Bed Bath & Beyond, Inc.* ..................               340             12,832
CDW Computer
  Centers, Inc.* ..........................               240             11,234
Family Dollar Stores ......................               270              9,517
99 Cents Only Stores* .....................               370              9,491
Tiffany & Co. .............................               260              9,152
Neiman-Marcus
  Group, Inc.* ............................               260              9,022
Payless Shoesource, Inc.* .................               150              8,648
Autozone, Inc.* ...........................               110              8,503
Caremark RX, Inc.* ........................               430              7,095
Autonation, Inc.* .........................               460              6,670

                                                                         MARKET
                                                                          VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Amazon.com, Inc.* .........................               380         $    6,175
Big Lots, Inc.* ...........................               310              6,101
Koninklijke Ahold Nv ......................               260              5,460
May Department
  Stores Co. ..............................               140              4,610
Fastenal Co. ..............................               110              4,236
Staples, Inc.* ............................               170              3,349
Foot Locker, Inc.* ........................               220              3,179
Rite Aid Corp.* ...........................             1,340              3,149
Nordstrom, Inc. ...........................               130              2,945
Safeway, Inc.* ............................               100              2,919
K Mart Corp.* .............................             2,800              2,884
Borders Group, Inc.* ......................               130              2,392
BJ's Wholesale
  Club, Inc.* .............................                50              1,925
Kroger Co.* ...............................                90              1,791
Duane Reade, Inc.* ........................                50              1,703
Priority Healthcare
  Corp.* ..................................                70              1,645
VF Corp. ..................................                30              1,176
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $1,210,486) .......................                            1,265,332
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 1.7%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ......................        $    6,093              6,093
  1.85% due 07/01/02 ......................             6,974              6,974
  1.83% due 07/01/02 ......................             8,369              8,369
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $21,436) ..........................                               21,436
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,231,922) .......................                           $1,286,768
                                                                      ==========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47


TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  96.6%
Microsoft Corp.* ............................            2,840         $155,348
International Business
  Machines Corp. ............................            1,600          115,200
Intel Corp. .................................            6,090          111,264
Cisco Systems, Inc.* ........................            6,580           91,791
Dell Computer* ..............................            2,520           65,873
AOL Time Warner, Inc.* ......................            3,640           53,544
Oracle Corp.* ...............................            5,370           50,854
Texas Instruments, Inc. .....................            1,740           41,238
Hewlett-Packard Co. .........................            2,459           37,574
Applied Materials, Inc.* ....................            1,740           33,095
Motorola, Inc. ..............................            1,870           26,965
Automatic Data
  Processing, Inc. ..........................              590           25,694
ST Microelectronics N.V .....................              930           22,627
First Data Corp. ............................              530           19,716
Electronic Data
  Systems Corp. .............................              430           15,974
Sun Microsystems, Inc.* .....................            3,130           15,681
Paychex, Inc. ...............................              490           15,332
Concord EFS, Inc.* ..........................              480           14,467
Qualcomm, Inc.* .............................              480           13,195
eBay, Inc.* .................................              190           11,708
Computer Associates
  International, Inc. .......................              730           11,600
Solectron Corp.* ............................            1,860           11,439
Affiliated Computer
  Services--Class A* ........................              240           11,395
Avnet, Inc. .................................              500           10,995
Computer Sciences Corp.* ....................              220           10,516
Maxim Integrated
  Products* .................................              270           10,349
Symantec Corp.* .............................              310           10,183
Linear Technology Corp. .....................              310            9,743
Sungard Data Systems* .......................              360            9,533
Storage Tehnology  Corp.* ...................              590            9,422
Arrow Electronics, Inc.* ....................              440            9,130
Audiovox Corp.--Class A* ....................            1,110            8,824
Kla-Tencor Corp.* ...........................              200            8,798
Harris Corp. ................................              240            8,698
Exult, Inc.* ................................            1,330            8,645
Acxiom Corp.* ...............................              460            8,045
Tech Data Corp.* ............................              210            7,948

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Veritas Software Corp.* .....................              400         $  7,916
Xilinx, Inc.* ...............................              350            7,850
Analog Devices, Inc.* .......................              260            7,722
Inter-Tel, Inc. .............................              450            7,699
Corning, Inc.* ..............................            2,120            7,526
Sabre Group Holdings* .......................              210            7,518
E.Piphany, Inc.* ............................            1,680            7,375
Kana Communications,
  Inc.* .....................................            1,830            7,320
Lexmark International
  Group, Inc.--Class A* .....................              130            7,072
EMC Corp./Mass* .............................              910            6,870
L-3 Comms Holdings* .........................              120            6,480
West Corp.* .................................              290            6,397
Ticketmaster Online -
  City--Class B* ............................              340            6,361
Palm, Inc.* .................................            3,600            6,336
Accenture Ltd.--Class A* ....................              330            6,270
Fiserv, Inc.* ...............................              170            6,241
Sapient Corp.* ..............................            5,830            6,180
Apple Computer, Inc.* .......................              340            6,025
Finisar Corp.* ..............................            2,510            5,949
Commerce One, Inc.* .........................           12,120            5,939
Expedia, Inc.--Class A* .....................              100            5,929
Broadcom Corp.* .............................              330            5,788
Scientific-Atlanta, Inc. ....................              350            5,758
Altera Corp.* ...............................              420            5,712
Peoplesoft, Inc.* ...........................              370            5,506
Microchip Technology, Inc.* .................              200            5,486
Cmgi, Inc.* .................................           11,130            5,342
JDS Uniphase Corp.* .........................            1,970            5,260
Caminus Corp.* ..............................              860            5,014
ADC Telecommunications,
  Inc.* .....................................            2,080            4,763
Novellus Systems, Inc.* .....................              140            4,760
Take Two Interactive
  Software* .................................              220            4,530
Flextronics
  International, Ltd.* ......................              630            4,492
Convergys Corp.* ............................              230            4,480
Nortel Networks Corp.* ......................            3,050            4,423
DST Systems, Inc.* ..........................               90            4,114
Choicepoint, Inc.* ..........................               90            4,092
Celestica, Inc.* ............................              180            4,088


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

48


TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                   June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Micron Technology, Inc.* ....................              200        $    4,044
Ingram Micro, Inc.,--
  Class A* ..................................              290             3,988
Polycom, Inc.* ..............................              330             3,957
Storagenetworks, Inc.* ......................            1,990             3,918
Network Appliance, Inc.* ....................              310             3,856
Brocade Communications
  System* ...................................              220             3,846
CDW Computer
  Centers, Inc.* ............................               80             3,745
Gateway, Inc.* ..............................              840             3,730
Adobe Systems, Inc. .........................              130             3,705
The Bisys Group, Inc.* ......................              110             3,663
Silicon Graphics, Inc.* .....................            1,220             3,587
THQ, Inc.* ..................................              110             3,280
Silicon Laboratories,
  Inc.* .....................................              120             3,247
Advanced Micro
  Devices, Inc.* ............................              330             3,208
Tektronix* ..................................              160             2,994
Agilent Technologies, Inc.* .................              120             2,838
Ceridian Corp-New* ..........................              140             2,657
UTstarcom, Inc.* ............................              130             2,622
Certegy, Inc.* ..............................               70             2,598
Webex
  Communications, Inc.* .....................              160             2,544
Nvidia Corp.* ...............................              140             2,405
KPMG Consulting, Inc.* ......................              150             2,229
CNET Networks, Inc.* ........................            1,110             2,209
Marvell Technology
  Group, Ltd.* ..............................              110             2,188
CIENA Corp.* ................................              515             2,156
Chordiant Software, Inc.* ...................            1,030             2,009
United Microelectronics* ....................              270             1,985
Intercept Group, Inc.* ......................               90             1,865
Alcatel Alsthom SA ..........................              260             1,849
Siebel Systems, Inc.* .......................              130             1,849
Priceline.com, Inc.* ........................              630             1,758
Lucent Technologies,
  Inc.* .....................................            1,010             1,677
Cypress Semiconductor
  Corp.* ....................................              110             1,670
Amdocs, Ltd.* ...............................              220             1,661

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Agere Systems, Inc.--
  Class A* ..................................            1,177        $    1,648
Numerical Technologies* .....................              410             1,638
National Instruments
  Corp.* ....................................               50             1,628
Genesis Microchip* ..........................              190             1,531
Jack Henry & Associates .....................               90             1,502
Rational Software Corp.* ....................              180             1,478
Rambus, Inc., Del* ..........................              360             1,472
Sap Ag-Sponsored ADR ........................               60             1,457
Activision, Inc.* ...........................               50             1,453
Kemet Corp.* ................................               80             1,429
Micrel, Inc.* ...............................               90             1,294
RF Micro Devices, Inc.* .....................              160             1,219
Skyworks Solutions, Inc.* ...................              210             1,163
Amkor Technology, Inc.* .....................              160               995
Conexant Systems, Inc.* .....................              600               972
Peregrine Systems, Inc.* ....................            1,920               576
Agere Systems, Inc.--
  Class B* ..................................                1                 2
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $1,525,131) .........................                          1,445,980
                                                                      ----------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 3.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................       $   14,339            14,339
  1.85% due 07/01/02 ........................           16,414            16,414
  1.83% due 07/01/02 ........................           19,697            19,697
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $50,450) ............................                             50,450
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,575,581) .........................                         $1,496,430
                                                                      ==========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49


TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  98.8%
Verizon Communications,
  Inc .......................................            1,220          $ 48,983
SBC Communications,
  Inc .......................................            1,520            46,360
Vodafone Group Plc ..........................            3,360            45,864
Nokia OYJ ...................................            2,360            34,173
AT&T Corp. ..................................            1,660            17,762
BellSouth Corp. .............................              530            16,695
Motorola, Inc. ..............................            1,130            16,294
Alltel Corp. ................................              340            15,980
AT&T Wireless Services,
  Inc.* .....................................            1,760            10,296
Citizens Communications
  Co.* ......................................            1,110             9,280
Telephone Data
  Systems, Inc. .............................              150             9,082
Qualcomm, Inc.* .............................              330             9,072
Audiovox Corp.--
  Class A* ..................................            1,020             8,109
Sprint Corp.--
  FON Group .................................              680             7,215
L-3 Comms Holdings* .........................              120             6,480
Alcatel Alsthom SA ..........................              860             6,115
Corning, Inc.* ..............................            1,380             4,899
JDS Uniphase Corp.* .........................            1,420             3,791
General Communication* ......................              530             3,535
Ericsson Sp ADR* ............................            2,450             3,528
Sprint PCS Group* ...........................              730             3,263
Inter-Tel, Inc. .............................              170             2,909
Broadwing, Inc.* ............................            1,110             2,886
Nortel Networks Corp.* ......................            1,880             2,726
Allegiance Telecom, Inc.* ...................            1,410             2,580
PanAmSat Corp.* .............................              110             2,486
CenturyTel, Inc. ............................               80             2,360
Harris Corp. ................................               60             2,174
ADC Telecommunications,
   Inc.* ....................................              940             2,153
Polycom, Inc.* ..............................              160             1,918

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Nextel Communications,
  Inc.* .....................................              530          $  1,701
Scientific-Atlanta, Inc. ....................               80             1,316
Cable Design Technologies
  Corp.* ....................................              100             1,025
Western Wireless Corp.* .....................              290               940
Lucent Technologies,
  Inc.* .....................................              530               880
Harmonic* ...................................              200               732
Price Communications
  Corp.* ....................................               30               480
Metro One
  Telecommunications* .......................               10               140
Commscope, Inc.* ............................               10               125
Worldcom, Inc.* .............................              960                86
Symmetricom, Inc.* ..........................               20                73
Agere Systems, Inc.--
  Class B* ..................................               10                15
Agere Systems, Inc.--
  Class A* ..................................                9                13
                                                                        --------
TOTAL COMMON STOCKS
  (Cost $368,074) ...........................                            356,494
                                                                        --------
                                                          FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 1.2%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ........................         $  1,246             1,246
  1.85% due 07/01/02 ........................            1,427             1,427
  1.83% due 07/01/02 ........................            1,712             1,712
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,385) .............................                              4,385
                                                                        --------
TOTAL INVESTMENTS 100%
  (Cost $372,459) ...........................                           $360,879
                                                                        ========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

50


TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.3%
FedEx Corp. ...............................             2,910         $  155,394
Union Pacific Corp. .......................             2,390            151,239
Burlington Northern
  Santa Fe Corp. ..........................             4,240            127,200
Southwest Airlines ........................             7,560            122,170
Norfolk Southern Corp. ....................             5,070            118,537
CSX Corp. .................................             1,850             64,842
AMR Corp./Del* ............................             2,700             45,522
Expeditors International
  Washington, Inc. ........................             1,350             44,766
Delta Air Lines, Inc. .....................             2,150             43,000
C.H. Robinson
  Worldwide, Inc. .........................             1,090             36,548
Skywest, Inc. .............................             1,350             31,576
Kansas City Southern* .....................             1,630             27,710
Atlantic Coast Airlines
  Holdings, Inc.* .........................             1,220             26,474
Swift Transportation
  Co., Inc.* ..............................             1,120             26,096
Landstar System, Inc.* ....................               240             25,644
EGL, Inc.* ................................             1,480             25,101
CNF Transportation, Inc. ..................               640             24,307
Alexander &
  Baldwin, Inc. ...........................               890             22,722
Arkansas Best* ............................               890             22,677
Ryder System, Inc. ........................               800             21,672
Gatx Corp. ................................               640             19,264
Werner Enterprises ........................               833             17,751
Mesa Air Group, Inc.* .....................             1,820             16,744
Alaska Air Group, Inc.* ...................               600             15,660
Heartland Express, Inc.* ..................               652             15,602
Kirby* ....................................               630             15,404
JB Hunt Transport
  Services, Inc.* .........................               500             14,760

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Overseas Shipholding
  Group ...................................               700         $   14,756
Jetblue Airways Corp.* ....................               320             14,579
Teekay Shipping Corp. .....................               350             12,919
Roadway Express, Inc. .....................               260              9,342
Dollar Thrifty
  Automotive Group* .......................               350              9,065
Railamerica, Inc.* ........................               560              6,059
Airborne, Inc. ............................               250              4,800
Forward Air Corp.* ........................                90              2,950
Frontline, Ltd. ...........................               270              2,576
Midwest Express
  Holdings* ...............................               180              2,376
Atlas Air Worldwide
  Holdings, Inc.* .........................               500              1,850
Yellow Corp.* .............................                50              1,620
General Maritime Corp* ....................                80                768
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $1,264,355) .......................                            1,362,042
                                                                      ----------
                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 2.7%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ......................        $   10,640             10,640
  1.85% due 07/01/02 ......................            12,179             12,179
  1.83% due 07/01/02 ......................            14,615             14,615
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $37,434) ..........................                               37,434
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,301,789) .......................                           $1,399,476
                                                                      ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51


UTILITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  97.6%
Duke Energy Corp. .........................            20,415         $  634,906
New Dominion
  Resources, Inc. .........................             6,780            448,836
The Southern Co. ..........................            14,880            407,712
TXU Corp. .................................             6,660            343,323
American Electric Power ...................             8,180            327,364
Exelon Corp. ..............................             6,140            321,122
Progress Energy, Inc. .....................             5,070            263,691
El Paso Corp. .............................            10,930            225,267
PG & E Corp.* .............................            12,160            217,542
FPL Group, Inc. ...........................             3,480            208,765
FirstEnergy Corp. .........................             5,900            196,942
Edison International* .....................            11,210            190,570
XCEL Energy, Inc. .........................            11,200            187,824
Entergy Corp. .............................             3,830            162,545
Public Service
  Enterprise Group ........................             3,300            142,890
Consolidated Edison, Inc. .................             3,360            140,280
DTE Energy Co. ............................             2,950            131,688
Mirant Corp.* .............................            15,660            114,318
AES Corp.* ................................            19,860            107,641
Ameren Corp. ..............................             2,470            106,235
Cinergy Corp. .............................             2,940            105,811
Kinder Morgan, Inc. .......................             2,670            101,513
Constellation Energy
  Group, Inc. .............................             3,130             91,834
PP&L Resources, Inc. ......................             2,730             90,308
Allegheny Energy, Inc. ....................             3,450             88,837
Pinnacle West Capital Corp. ...............             2,090             82,555
KeySpan Corp. .............................             2,120             79,818
Reliant Energy, Inc. ......................             4,550             76,895
NiSource, Inc. ............................             3,460             75,532
Calpine Corp.* ............................             8,990             63,200
Teco Energy, Inc. .........................             2,530             62,617
CMS Energy Corp. ..........................             4,880             53,582
Potomac Electric Power ....................             2,460             52,841
Sempra Energy .............................             2,140             47,358
PNM Resources, Inc. .......................             1,940             46,948

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Williams Cos., Inc. .......................             7,280         $   43,607
Oneok, Inc. ...............................             1,650             36,218
Northeast Utilities .......................             1,720             32,353
Energen Corp. .............................             1,130             31,075
Aquila, Inc. ..............................             3,630             29,040
Conectiv, Inc. ............................
  Common Stock ............................             1,090             28,133
Piedmont Natural Gas ......................               670             24,777
Wps Resources Corp ........................               490             20,007
Idacorp ...................................               620             17,174
Philadelphia
  Suburban Corp. ..........................               800             16,160
Alliant Energy Corp. ......................               550             14,135
Dynegy, Inc. ..............................             1,840             13,248
Great Plains Energy, Inc. .................               620             12,617
Vectren Corp. .............................               340              8,534
Peoples Energy Corp. ......................               210              7,657
National Fuel Gas Co. .....................               320              7,203
Nicor, Inc. ...............................                70              3,203
American Water
  Works, Inc. .............................                60              2,593
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $6,990,289) .......................                            6,346,844
                                                                      ----------
                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 2.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 3):
  1.86% due 07/01/02 ......................        $   43,830             43,830
  1.85% due 07/01/02 ......................            50,174             50,174
  1.83% due 07/01/02 ......................            60,208             60,208
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $154,212) .........................                              154,212
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $7,144,501) .......................                           $6,501,056
                                                                      ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

52



STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------


                               U.S. GOVERNMENT
                                  MONEY MARKET           NOVA           URSA            OTC
                                          FUND           FUND           FUND           FUND
                              -----------------    -----------    -----------    -----------

ASSETS
Securities at Value*
  (Notes 1 and 2) ..............   $119,749,925    $39,945,128    $19,998,326    $91,389,326
Receivable for Futures Contracts
  Settlement (Note 1) ..........             --             --         41,503             --
Investment Income Receivable
  (Note 1) .....................         14,918         43,413            716          1,099
Cash in Custodian Bank .........      1,271,337             --             --             --
Segregated Cash with Broker ....           --        1,856,625        978,359        456,000
Receivable for Securities Sold
  (Note 1) .....................             --             --             --             --
Receivable for Shares Purchased      37,602,766      3,582,886             --      1,034,770
                                   ------------   ------------   ------------   ------------
  TOTAL ASSETS .................    158,638,946     45,428,052     21,018,904     92,881,354
                                   ------------   ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable
  (Note 4) .....................         62,938         24,248         14,719         56,337
Payable for Securities Purchased
  (Note 1) .....................             --        3,963,343           --             --
Portfolio Accounting Fee Payable
  (Note 4) .....................         12,588          3,233          1,635          7,512
Payable for Equity Index Swap
  Settlement (Note 1) ..........             --             --             --             --
Payable for Futures Contracts
  Settlement (Note 1) ..........             --         65,805             --         17,100
Liability for Shares Redeemed ..             --        112,804      2,994,511        194,333
Dividends Payable ..............            172           --               --             --
Custody Fees Payable ...........          4,862          1,224            620          2,787
Transfer Agent Fee Payable
  (Note 4) .....................         25,175          8,083          4,088         18,779
Distribution and Service Fee
  Payable (Note 4) .............         31,469          8,083          4,088         18,779
Other Liabilities ..............         42,674        119,234         37,143        262,385
                                   ------------   ------------   ------------   ------------
  TOTAL LIABILITIES ............        179,878      4,306,057      3,056,804        578,012
                                   ------------   ------------   ------------   ------------
NET ASSETS (NOTE 8) ............   $158,459,068    $41,121,995    $17,962,100    $92,303,342
                                   ============   ============   ============   ============
Shares Outstanding .............    158,472,352      5,994,611      2,504,943      9,467,927
Net Asset Value Per Share ......          $1.00          $6.86          $7.17          $9.75

                                                           SEMI-ANNUAL REPORT 53

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                                                                    U.S.
                                        ARKTOS      TITAN 500   VELOCITY 100         MEDIUS         MEKROS    GOVERNMENT
                                          FUND          FUND            FUND           FUND           FUND     BOND FUND
                                    ----------    -----------    -----------    -----------    -----------   -----------

ASSETS
Securities at Value*
  (Notes 1 and 2) ..............  $  9,852,293      2,052,597   $  2,015,128   $  2,044,295   $  2,017,092   $ 17,845,323
Receivable for Futures Contracts
  Settlement (Note 1) ..........            --             --             --          9,729           --           18,675
Investment Income Receivable
  (Note 1) .....................           593             95             33          1,233          4,529        174,640
Cash in Custodian Bank .........            --             --        205,088             --             --             --
Segregated Cash with Broker ....     2,843,065        108,832      2,090,115         62,500        156,600        273,600
Receivable for Securities Sold
  (Note 1) .....................            --             --             --        627,360      1,344,305         55,028
Receivable for Shares Purchased      3,493,152          1,196             --             --             --        316,480
                                  ------------   ------------   ------------   ------------   ------------   ------------
  TOTAL ASSETS .................    16,189,103      2,162,720      4,310,364      2,745,117      3,522,526     18,683,746
                                  ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable
  (Note 4) .....................        10,921            917          2,673            955          1,055          6,268
Payable for Securities Purchased
  (Note 1) .....................            --         81,424             --             --             --             --
Portfolio Accounting Fee Payable
  (Note 4) .....................         1,213            102            297            106            117          1,254
Payable for Equity Index Swap
  Settlement (Note 1) ..........       434,427             --        553,936             --             --             --
Payable for Futures Contracts
  Settlement (Note 1) ..........         1,560          4,779          3,212             --          4,303             --
Liability for Shares Redeemed ..       369,108        654,915         44,843        942,323      1,483,380        21,742
Dividends Payable ..............            --             --             --             --             --             40
Custody Fees Payable ...........           453             42            119             60             52            528
Transfer Agent Fee Payable
  (Note 4) .....................         3,034            255            742            265            293          2,507
Distribution and Service Fee
  Payable (Note 4) .............         3,034            255            742            265            293          3,134
Other Liabilities ..............        18,763          1,302          5,029          1,928          4,239          7,646
                                  ------------   ------------   ------------   ------------   ------------   ------------
  TOTAL LIABILITIES ............       842,513        743,991        611,593        945,902      1,493,732         43,119
                                  ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS (NOTE 8) ............  $ 15,346,590   $  1,418,729   $  3,698,771   $  1,799,215   $  2,028,794   $ 18,640,627
                                  ============   ============   ============   ============   ============   ============
Shares Outstanding .............       373,387         67,313        238,276         60,773         67,934      1,624,011
Net Asset Value Per Share ......        $41.10         $21.08         $15.52         $29.61         $29.86         $11.48




* THE COST OF SECURITIES AT VALUE IS $119,749,925, $41,373,202, $19,971,382,
  $94,418,462, $9,852,653, $2,076,551, $2,015,538, $1,979,051, $1,916,792, AND
  $17,479,169, RESPECTIVELY.


See Notes to Financial Statements.

54

--------------------------------------------------------------------------------

                                        LARGE-CAP    LARGE-CAP       SECTOR                     BASIC
                                           EUROPE        JAPAN     ROTATION      BANKING    MATERIALS
                                             FUND         FUND         FUND         FUND         FUND
                                       ----------   ----------   ----------   ----------   ----------
ASSETS
Securities at Value* (Notes 1 and 2)   $2,283,411   $2,435,987   $7,582,903   $1,352,491   $6,099,583
Receivable for Futures Contracts
  Settlement (Note 1) ..............         --          2,462         --           --           --
Investment Income Receivable
  (Note 1) .........................           67           44        6,692        4,243        7,453
Segregated Cash with Broker ........      179,650    2,976,086         --           --           --
Foreign Cash .......................      171,504        3,846         --           --           --
Receivable for Securities Sold
  (Note 1) .........................         --           --           --           --           --
Receivable for Shares Purchased ....         --           --         91,849      257,001      414,205
Other Assets .......................      124,656           81           23           58         --
                                       ----------   ----------   ----------   ----------   ----------
  TOTAL ASSETS .....................    2,759,288    5,418,506    7,681,467    1,613,793    6,521,241
                                       ----------   ----------   ----------   ----------   ----------
LIABILITIES
Investment Advisory Fee Payable
  (Note 4) .........................        1,864        3,213        4,521          941        3,774
Payable for Securities Purchased
  (Note 1) .........................         --           --        418,047      249,378      369,345
Portfolio Accounting Fee Payable
  (Note 4) .........................          207          357          502          111          444
Payable for Equity Index Swap
  Settlement (Note 1) ..............      565,100      459,434         --           --           --
Liability for Shares Redeemed ......      199,188    1,494,508         --         12,049        9,670
Custody Fees Payable ...............          424          850          201           43          172
Transfer Agent Fee Payable
  (Note 4) .........................          518          893        1,256          277        1,110
Distribution and Service Fee Payable
  (Note 4) .........................          518          893        1,256          277        1,110
Other Liabilities ..................        3,079        6,212        1,125        2,806        3,397
                                       ----------   ----------   ----------   ----------   ----------
  TOTAL LIABILITIES ................      770,898    1,966,360      426,908      265,882      389,022
                                       ----------   ----------   ----------   ----------   ----------
NET ASSETS (NOTE 8) ................   $1,988,390   $3,452,146   $7,254,559   $1,347,911   $6,132,219
                                       ==========   ==========   ==========   ==========   ==========
Shares Outstanding .................       79,134      145,018      771,921       48,364      239,199
Net Asset Value Per Share ..........       $25.13       $23.81        $9.40       $27.87       $25.64


                                                           SEMI-ANNUAL REPORT 55

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                        CONSUMER                                 ENERGY    FINANCIAL
                                       BIOTECHNOLOGY    PRODUCTS  ELECTRONICS       ENERGY     SERVICES     SERVICES
                                                FUND        FUND         FUND         FUND         FUND         FUND
                                          ----------  ----------     --------     --------   ----------   ----------
ASSETS
Securities at Value* (Notes 1 and 2)     $1,237,845   $1,852,574   $  826,842   $  889,030   $6,286,782   $2,589,246
Receivable for Futures Contracts
  Settlement (Note 1) ..............           --           --           --           --           --           --
Investment Income Receivable
  (Note 1) .........................             27        4,232          259        1,466        3,627        3,284
Segregated Cash with Broker ........           --           --           --           --           --           --
Foreign Cash .......................           --           --           --           --           --           --
Receivable for Securities Sold
  (Note 1) .........................        466,638         --        131,943         --        510,010      287,887
Receivable for Shares Purchased ....              6      289,296          359       69,190         --         77,138
Other Assets .......................           --           --             96         --           --             23
                                         ----------   ----------   ----------   ----------   ----------   ----------
  TOTAL ASSETS .....................      1,704,516    2,146,102      959,499      959,686    6,800,419    2,957,578
                                         ----------   ----------   ----------   ----------   ----------   ----------
LIABILITIES
Investment Advisory Fee Payable
  (Note 4) .........................            921        1,274          688          739        4,384        1,702
Payable for Securities Purchased
  (Note 1) .........................           --        246,460         --         31,135         --           --
Portfolio Accounting Fee Payable
  (Note 4) .........................            108          150           81           87          516          200
Payable for Equity Index Swap
  Settlement (Note 1) ..............           --           --           --           --           --           --
Liability for Shares Redeemed ......        475,984         --        123,296       12,208      513,154      294,020
Custody Fees Payable ...............             40           60           39           39          225           78
Transfer Agent Fee Payable
  (Note 4) .........................            271          375          202          217        1,290          500
Distribution and Service Fee Payable
  (Note 4) .........................            271          375          202          217        1,290          500
Other Liabilities ..................          6,210        5,002        4,558        3,299        4,829        9,958
                                         ----------   ----------   ----------   ----------   ----------   ----------
  TOTAL LIABILITIES ................        483,805      253,696      129,066       47,941      525,688      306,958
                                         ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS (NOTE 8) ................     $1,220,711   $1,892,406   $  830,433   $  911,745   $6,274,731   $2,650,620
                                         ==========   ==========   ==========   ==========   ==========   ==========
Shares Outstanding .................         87,136       71,428       56,290       45,004      365,687      111,618
Net Asset Value Per Share ..........         $14.01       $26.49       $14.75       $20.26       $17.16       $23.75


* THE COST OF SECURITIES AT VALUE IS $2,283,411, $2,435,987, $7,773,570,
  $1,251,512, $6,079,732, $1,177,423, $1,730,828, $806,893, $854,591,
  $6,618,358 AND $2,505,271, RESPECTIVELY.

See Notes to Financial Statements.

56

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
-------------------------------------------------------------------------------

                                        HEALTH                                  PRECIOUS
                                          CARE      INTERNET       LEISURE        METALS
                                          FUND          FUND          FUND          FUND
                                     ---------      --------    ----------   -----------
ASSETS
Securities at Value*
  (Notes 1 and 2) ..............   $ 4,515,479   $   105,274    $6,156,452   $13,188,200
Investment Income Receivable
  (Note 1) .....................           568             1         6,958         3,206
Receivable for Securities Sold
  (Note 1) .....................          --            --         479,103     5,533,002
Receivable for Shares Purchased      3,019,801          --             397         5,323
Other Assets ...................          --            --             387          --
                                   -----------   -----------   -----------   -----------
    TOTAL ASSETS ...............     7,535,848       105,275     6,643,297    18,729,731
                                   -----------   -----------   -----------   -----------
LIABILITIES
Investment Advisory Fee
  Payable (Note 4) .............           740            71         4,529         5,951
Payable for Securities Purchased
  (Note 1) .....................     2,857,578           312          --            --
Portfolio Accounting Fee Payable
  (Note 4) .....................            87             8           533           794
Liability for Shares Redeemed ..            71             5       483,971     5,462,086
Custody Fees Payable ...........            40             4           217           309
Transfer Agent Fee Payable
  (Note 4) .....................           218            21         1,332         1,984
Distribution and Service Fee
  Payable (Note 4) .............           218            21         1,332         1,984
Other Liabilities ..............         5,842         2,102         3,377        12,336
                                   -----------   -----------   -----------   -----------
  TOTAL LIABILITIES ............     2,864,794         2,544       495,291     5,485,444
                                   -----------   -----------   -----------   -----------
NET ASSETS (NOTE 8) ............   $ 4,671,054   $   102,731   $ 6,148,006   $13,244,287
                                   ===========   ===========   ===========   ===========
Shares Outstanding .............       237,854        11,395       323,183     2,002,359
Net Asset Value Per Share ......        $19.64         $9.02        $19.02         $6.61


                                                           SEMI-ANNUAL REPORT 57

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                          REAL                                  TELECOM-        TRANS-
                                        ESTATE     RETAILING    TECHNOLOGY   MUNICATIONS     PORTATION     UTILITIES
                                          FUND          FUND          FUND          FUND          FUND          FUND
                                    ----------    ----------    ----------      --------    ----------     ---------
ASSETS
Securities at Value*
  (Notes 1 and 2) ..............   $ 1,968,960   $ 1,286,768   $ 1,496,430   $   360,879   $ 1,399,476   $ 6,501,056
Investment Income Receivable
  (Note 1) .....................        12,975           753           289           614         1,694         9,587
Receivable for Securities Sold
  (Note 1) .....................          --            --         238,573          --         247,221          --
Receivable for Shares Purchased        171,954       256,153        51,899       195,049        47,323        99,907
Other Assets ...................          --            --              19          --               5          --
                                   -----------   -----------   -----------   -----------   -----------   -----------
    TOTAL ASSETS ...............     2,153,889     1,543,674     1,787,210       556,542     1,695,719     6,610,550
                                   -----------   -----------   -----------   -----------   -----------   -----------
LIABILITIES
Investment Advisory Fee
  Payable (Note 4) .............           973           739           944           130           989         4,273
Payable for Securities Purchased
  (Note 1) .....................       166,659        88,611          --         163,592          --          89,673
Portfolio Accounting Fee Payable
  (Note 4) .....................           114            87           111            15           116           503
Liability for Shares Redeemed ..          --          98,870       245,803            53       249,713         2,332
Custody Fees Payable ...........            45            40            41             3            54           208
Transfer Agent Fee Payable
  (Note 4) .....................           286           217           278            38           291         1,257
Distribution and Service Fee
  Payable (Note 4) .............           286           217           278            38           291         1,257
Other Liabilities ..............           542         4,381         6,979         1,264         2,060         4,898
                                   -----------   -----------   -----------   -----------   -----------   -----------
  TOTAL LIABILITIES ............       168,905       193,162       254,434       165,133       253,514       104,401
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS (NOTE 8) ............   $ 1,984,984   $ 1,350,512   $ 1,532,776   $   391,409   $ 1,442,205   $ 6,506,149
                                   ===========   ===========   ===========   ===========   ===========   ===========
Shares Outstanding .............        70,708        56,738       122,868        30,249        59,179       431,312
Net Asset Value Per Share ......        $28.07        $23.80        $12.48        $12.94        $24.37        $15.08

* THE COST OF SECURITIES AT VALUE IS $4,529,867, $109,003, $6,206,807,
$12,335,792, $1,917,173, $1,231,922, $1,575,581, $372,459, $1,301,789 AND
$7,144,501 RESPECTIVELY.



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 58


STATEMENTS OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------

                                      U.S. GOVERNMENT
                                         MONEY MARKET            NOVA            URSA              OTC
                                                 FUND            FUND            FUND             FUND
                                             --------     -----------       ---------      -----------
INVESTMENT INCOME
  Interest (Note 1) ..................   $    993,353    $     67,289    $    152,686     $     41,328
  Interest from Securities Lending ...           --              --              --              4,275
  Dividends, Net of Foreign Tax
    Withheld* (Note 1) ...............           --           331,243            --             42,774
  Other Income .......................           --              --              --                194
                                         ------------    ------------    ------------     ------------
    Total Income .....................        993,353         398,532         152,686           88,571
                                         ------------    ------------    ------------     ------------
EXPENSES
  Advisory Fees (Note 4) .............        279,911         204,740          82,488          487,754
  Transfer Agent Fees (Note 4) .......        112,021          68,270          22,918          162,636
  Organizational Expenses (Note 1) ...         14,225           8,289           2,578           21,058
  Audit and Outside Services
    (Note 1) .........................             41          60,990          17,345          121,262
  Accounting Fees (Note 4) ...........         62,141          32,467          10,577           79,183
  Directors' Fees (Note 4) ...........            388           2,403             729            5,261
  Servicing Fee Expense (Note 4) .....        139,955          68,247          22,910          162,585
  Custodian Fees .....................         22,393          10,963           3,666           26,013
  Miscellaneous ......................         61,707          49,824          19,856          158,836
                                         ------------    ------------    ------------     ------------
    Total Expenses ...................        692,782         506,193         183,067        1,224,588
                                         ------------    ------------    ------------     ------------
Net Investment Income (Loss) .........        300,571        (107,661)        (30,381)      (1,136,017)
                                         ------------    ------------    ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ..............            (36)     (5,242,085)          8,778      (14,816,029)
  Equity Index Swaps .................           --              --              --               --
  Futures Contract ...................           --        (5,894,852)      1,502,667       (1,837,299)
                                         ------------    ------------    ------------     ------------
    Total Net Realized Gain (Loss) ...            (36)    (11,136,937)      1,511,445      (16,653,328)
                                         ------------    ------------    ------------     ------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities ..............           --        (2,160,690)         96,016      (34,312,382)
  Equity Index Swaps .................           --              --              --               --
  Futures Contracts ..................           --          (997,681)        499,656         (154,683)
                                         ------------    ------------    ------------     ------------
    Net Change in Unrealized
  Appreciation (Depreciation) ........           --        (3,158,371)        595,672      (34,467,065)
                                         ------------    ------------    ------------     ------------
    Net Gain (Loss) on Investments ...            (36)    (14,295,308)      2,107,117      (51,120,393)
                                         ------------    ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS .............   $    300,535    $(14,402,969)   $  2,076,736     $(52,256,410)
                                         ============    ============    ============     ============

                                                           SEMI-ANNUAL REPORT 59

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                                                                               U.S.
                                               ARKTOS       TITAN 500    VELOCITY 100          MEDIUS         MEKROS     GOVERNMENT
                                                 FUND            FUND            FUND            FUND           FUND      BOND FUND
                                           ----------        --------      ----------       ---------       --------    -----------
INVESTMENT INCOME
  Interest (Note 1) ..................   $     80,403    $      7,066    $     19,209    $      2,907   $      2,464   $    297,292
  Interest from Securities Lending ...           --              --              --              --             --              --
  Dividends, Net of Foreign Tax
    Withheld* (Note 1) ...............           --              --              --             8,457         16,879            --
  Other Income .......................           --              --              --              --             --              --
                                         ------------    ------------    ------------    ------------   ------------   ------------
    Total Income .....................         80,403           7,066          19,209          11,364         19,343        297,292
                                         ------------    ------------    ------------    ------------   ------------   ------------
EXPENSES
  Advisory Fees (Note 4) .............         53,496           4,526          16,097           7,182         16,188         28,639
  Transfer Agent Fees (Note 4) .......         14,866           1,258           4,473           1,996          4,501         11,462
  Organizational Expenses (Note 1) ...           --              --              --              --             --            1,429
  Audit and Outside Services
    (Note 1) .........................          6,837             340           1,725             501            907            429
  Accounting Fees (Note 4) ...........          6,723             528           2,191             861          1,890          5,999
  Directors' Fees (Note 4) ...........            352              24              94              35             70            110
  Servicing Fee Expense (Note 4) .....         14,860           1,257           4,471           1,995          4,497         14,339
  Custodian Fees .....................          2,378             201             716             348            731          2,291
  Miscellaneous ......................         15,872           1,259           4,153           1,756          3,684          8,792
                                         ------------    ------------    ------------    ------------   ------------   ------------
    Total Expenses ...................        115,384           9,393          33,920          14,674         32,468         73,490
                                         ------------    ------------    ------------    ------------   ------------   ------------
Net Investment Income (Loss) .........        (34,981)         (2,327)        (14,711)         (3,310)       (13,125)       223,802
                                         ------------    ------------    ------------    ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ..............         (2,115)        (47,441)       (191,445)       (224,955)      (596,968)        78,202
  Equity Index Swaps .................      3,585,454            --        (3,443,764)           --             --              --
  Futures Contract ...................        220,757        (158,292)       (287,501)        (95,313)      (368,569)       (74,310)
                                         ------------    ------------    ------------    ------------   ------------   ------------
    Total Net Realized Gain (Loss) ...      3,804,096        (205,733)     (3,922,710)       (320,268)      (965,537)         3,892
                                         ------------    ------------    ------------    ------------   ------------   ------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities ..............            315         (37,977)         41,110          23,520         54,122        332,163
  Equity Index Swaps .................       (241,629)           --          (536,610)           --             --              --
  Futures Contracts ..................         (3,314)         (6,904)          7,412          13,879          6,357         80,855
                                         ------------    ------------    ------------    ------------   ------------   ------------
    Net Change in Unrealized
  Appreciation (Depreciation) ........       (244,628)        (44,881)       (488,088)         37,399         60,479        413,018
                                         ------------    ------------    ------------    ------------   ------------   ------------
    Net Gain (Loss) on Investments ...      3,559,468        (250,614)     (4,410,798)       (282,869)      (905,058)       416,910
                                         ------------    ------------    ------------    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS .............   $  3,524,487    $   (252,941)   $ (4,425,509)   $   (286,179)  $   (918,183)  $    640,712
                                         ============    ============    ============    ============   ============   ============


* NET OF FOREIGN TAX WITHHELD OF $0, $1,305, $0, $0, $0, $0, $0, $0, AND $0,
  RESPECTIVELY.

See Notes to Financial Statements.

60

--------------------------------------------------------------------------------

                                          LARGE-CAP               LARGE-CAP                  SECTOR                         BASIC
                                             EUROPE                   JAPAN                ROTATION        BANKING      MATERIALS
                                               FUND                    FUND                  FUND**           FUND           FUND
                                         ----------              ----------              ----------      ---------     ----------
INVESTMENT INCOME
  Interest (Note 1) .................   $    15,266             $    37,861             $       473    $       260    $       565
  Dividends, Net of Foreign Tax
    Withheld* (Note 1) ..............          --                      --                    17,314         31,590         26,625
                                        -----------             -----------             -----------    -----------    -----------
    Total Income ....................        15,266                  37,861                  17,787         31,850         27,190
                                        -----------             -----------             -----------    -----------    -----------
EXPENSES
  Advisory Fees (Note 4) ............         9,355                  22,763                   8,049          8,824         11,552
  Transfer Agent Fees (Note 4) ......         2,600                   6,326                   2,238          2,597          3,399
  Audit and Outside Services (Note 1)           721                   1,306                    --              303            725
  Accounting Fees (Note 4) ..........         1,133                   2,628                     894          1,112          1,432
  Directors' Fees (Note 4) ..........            55                     114                       4             53             56
  Servicing Fee Expense (Note 4) ....         2,599                   6,323                   2,236          2,595          3,398
  Custodian Fees ....................           416                   1,012                     381            423            576
  Miscellaneous .....................         3,391                   6,715                   1,153          2,597          3,431
                                        -----------             -----------             -----------    -----------    -----------
    Total Expenses ..................        20,270                  47,187                  14,955         18,504         24,569
                                        -----------             -----------             -----------    -----------    -----------
Net Investment Income (Loss) ........        (5,004)                 (9,326)                  2,832         13,346          2,621
                                        -----------             -----------             -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .............          --                      --                  (219,008)        32,929       (120,520)
  Equity Index Swaps ................      (812,616)                782,742                    --             --             --
  Futures Contracts .................       (13,713)                (47,320)                   --             --             --
  Forward Foreign Exchange Contracts         (3,836)                 (2,458)                   --             --             --
  Foreign Currency ..................         3,177                  (8,306)                   --             --             --
                                        -----------             -----------             -----------    -----------    -----------
    Total Net Realized Gain (Loss) ..      (826,988)                724,658                (219,008)        32,929       (120,520)
                                        -----------             -----------             -----------    -----------    -----------
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities .............          --                      --                  (190,667)        58,778        (87,597)
  Equity Index Swaps ................         1,354                (871,927)                   --             --             --
  Futures Contracts .................        (3,471)                 14,685                    --             --             --
  Forward Foreign Exchange Contracts          3,683                      97                    --             --             --
  Foreign Currency ..................        18,335                  11,248                    --             --             --
                                        -----------             -----------             -----------    -----------    -----------
    Net Change in Unrealized
  Appreciation (Depreciation) .......        19,901                (845,897)               (190,667)        58,778        (87,597)
                                        -----------             -----------             -----------    -----------    -----------
    Net Gain (Loss) on Investments ..      (807,087)               (121,239)               (409,675)        91,707       (208,117)
                                        -----------             -----------             -----------    -----------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS ........   $  (812,091)            $  (130,565)            $  (406,843)   $   105,053    $  (205,496)
                                        ===========             ===========             ===========    ===========    ===========

                                                           SEMI-ANNUAL REPORT 61

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                           CONSUMER                        ENERGY      FINANCIAL
                                        BIOTECHNOLOGY       PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES
                                                 FUND           FUND           FUND           FUND           FUND           FUND
                                        -------------     ----------     ----------     ----------     ----------     ----------
INVESTMENT INCOME
  Interest (Note 1) .................     $       285    $       848    $       336    $       122    $       633    $       733
  Dividends, Net of Foreign Tax
    Withheld* (Note 1) ..............              22         27,537          1,659         12,827         13,910         44,842
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Total Income ....................             307         28,385          1,995         12,949         14,543         45,575
                                          -----------    -----------    -----------    -----------    -----------    -----------
EXPENSES
  Advisory Fees (Note 4) ............           7,496         13,186          8,846          6,680         16,173         18,083
  Transfer Agent Fees (Note 4) ......           2,205          3,880          2,602          1,965          4,759          5,320
  Audit and Outside Services (Note 1)             928            623            704            448            487          2,356
  Accounting Fees (Note 4) ..........           1,092          1,669          1,135            859          1,974          2,323
  Directors' Fees (Note 4) ..........             129             99             93             66             81            204
  Servicing Fee Expense (Note 4) ....           2,204          3,878          2,602          1,965          4,757          5,318
  Custodian Fees ....................             353            650            469            314            761            851
  Miscellaneous .....................           4,068          5,144          4,489          2,855          4,591          9,556
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Total Expenses ..................          18,475         29,129         20,940         15,152         33,583         44,011
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net Investment Income (Loss) ........         (18,168)          (744)       (18,945)        (2,203)       (19,040)         1,564
                                          -----------    -----------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .............      (1,530,315)       110,639       (781,596)       (95,835)       (63,772)      (324,608)
  Equity Index Swaps ................            --             --             --             --             --             --
  Futures Contracts .................            --             --             --             --             --             --
  Forward Foreign Exchange Contracts             --             --             --             --             --             --
  Foreign Currency ..................            --             --             --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Total Net Realized Gain (Loss) ..      (1,530,315)       110,639       (781,596)       (95,835)       (63,772)      (324,608)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities .............         (92,571)        36,986         13,737        (21,178)      (448,896)       (24,036)
  Equity Index Swaps ................            --             --             --             --             --             --
  Futures Contracts .................            --             --             --             --             --             --
  Forward Foreign Exchange Contracts             --             --             --             --             --             --
  Foreign Currency ..................            --             --             --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net Change in Unrealized
  Appreciation (Depreciation) .......         (92,571)        36,986         13,737        (21,178)      (448,896)       (24,036)
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net Gain (Loss) on Investments ..      (1,622,886)       147,625       (767,859)      (117,013)      (512,668)      (348,644)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS ........     $(1,641,054)   $   146,881    $  (786,804)   $  (119,216)   $  (531,708)   $  (347,080)
                                          ===========    ===========    ===========    ===========    ===========    ===========

* NET OF FOREIGN TAX WITHHELD OF $0, $0, $165, $0, $403, $4, $1, $40, $191, $0
AND $0, RESPECTIVELY.
** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002--SECTOR ROTATION FUND.

See Notes to Financial Statements.

62



STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                              HEALTH                                     PRECIOUS
                                                CARE       INTERNET        LEISURE         METALS
                                                FUND           FUND           FUND           FUND
                                         -----------    -----------    -----------    -----------
INVESTMENT INCOME
  Interest (Note 1) ..................   $       964    $       100    $       429    $     1,156
  Dividends, Net of Foreign
    Tax Withheld* (Note 1) ...........        14,146           --           10,962         40,073
                                         -----------    -----------    -----------    -----------
    Total Income .....................        15,110            100         11,391         41,229
                                         -----------    -----------    -----------    -----------
EXPENSES
  Advisory Fees (Note 4) .............        12,670          1,970         12,971         30,665
  Transfer Agent Fees (Note 4) .......         3,727            579          3,818         10,228
  Organizational Expenses (Note 1) ...          --             --             --              904
  Audit and Outside Services
    (Note 1) .........................           779            337            290          3,048
  Accounting Fees (Note 4) ...........         1,617            311          1,561          4,274
  Directors' Fees (Note 4) ...........           121             45             49            223
  Servicing Fee Expense (Note 4) .....         3,727            579          3,815         10,222
  Custodian Fees .....................           596             93          1,005          1,636
  Miscellaneous ......................         4,779          1,197          3,760         19,418
                                         -----------    -----------    -----------    -----------
    Total Expenses ...................        28,016          5,111         27,269         80,618
                                         -----------    -----------    -----------    -----------
Net Investment Income (Loss) .........       (12,906)        (5,011)       (15,878)       (39,389)
                                         -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ..............      (725,070)      (203,084)      (263,615)       377,624
                                         -----------    -----------    -----------    -----------
    Total Net Realized Gain (Loss) ...      (725,070)      (203,084)      (263,615)       377,624
                                         -----------    -----------    -----------    -----------
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities ..............       (78,283)       (77,033)       (90,496)       620,420
                                         -----------    -----------    -----------    -----------
    Net Change in Unrealized
  Appreciation (Depreciation) ........       (78,283)       (77,033)       (90,496)       620,420
                                         -----------    -----------    -----------    -----------
    Net Gain (Loss) on Investments ...      (803,353)      (280,117)      (354,111)       998,044
                                         -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS .........   $  (816,259)   $  (285,128)   $  (369,989)   $   958,655
                                         ===========    ===========    ===========    ===========

                                                           SEMI-ANNUAL REPORT 63

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                                         TELECOM-         TRANS-
                                         REAL ESTATE      RETAILING   TECHNOLOGY      MUNICATIONS      PORTATION      UTILITIES
                                                FUND           FUND         FUND             FUND           FUND           FUND
                                         -----------    -----------    -----------    -----------        -------    -----------
INVESTMENT INCOME
  Interest (Note 1) ..................   $        60    $       300    $       317    $        46        $   181    $       611
  Dividends, Net of Foreign
    Tax Withheld* (Note 1) ...........        31,836          4,665          1,815          3,630          4,588         88,874
                                         -----------    -----------    -----------    -----------        -------    -----------
    Total Income .....................        31,896          4,965          2,132          3,676          4,769         89,485
                                         -----------    -----------    -----------    -----------        -------    -----------
EXPENSES
  Advisory Fees (Note 4) .............         2,350          7,673          8,376          1,592          4,758         21,762
  Transfer Agent Fees (Note 4) .......           691          2,258          2,464            468          1,400          6,404
  Organizational Expenses (Note 1) ...          --             --             --             --             --             --
  Audit and Outside Services
    (Note 1) .........................            43            664          1,050            194            263            382
  Accounting Fees (Note 4) ...........           289            986          1,225            236            603          2,598
  Directors' Fees (Note 4) ...........             7             89            145             27             39             79
  Servicing Fee Expense (Note 4) .....           691          2,257          2,464            468          1,400          6,400
  Custodian Fees .....................           221            370            394             75            239          1,024
  Miscellaneous ......................           544          4,223          3,478            670          1,922          5,241
                                         -----------    -----------    -----------    -----------        -------    -----------
    Total Expenses ...................         4,836         18,520         19,596          3,730         10,624         43,890
                                         -----------    -----------    -----------    -----------        -------    -----------
Net Investment Income (Loss) .........        27,060        (13,555)       (17,464)           (54)        (5,855)        45,595
                                         -----------    -----------    -----------    -----------        -------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ..............       (56,713)       (49,580)      (769,770)      (149,492)        43,977       (820,431)
                                         -----------    -----------    -----------    -----------        -------    -----------
    Total Net Realized Gain (Loss) ...       (56,713)       (49,580)      (769,770)      (149,492)        43,977       (820,431)
                                         -----------    -----------    -----------    -----------        -------    -----------
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities ..............        50,370        (41,923)      (183,380)       (37,309)        40,107       (672,144)
                                         -----------    -----------    -----------    -----------        -------    -----------
    Net Change in Unrealized
  Appreciation (Depreciation) ........        50,370        (41,923)      (183,380)       (37,309)        40,107       (672,144)
                                         -----------    -----------    -----------    -----------        -------    -----------
    Net Gain (Loss) on Investments ...        (6,343)       (91,503)      (953,150)      (186,801)        84,084     (1,492,575)
                                         -----------    -----------    -----------    -----------        -------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS .........   $    20,717    $  (105,058)   $  (970,614)   $  (186,855)       $78,229    $(1,446,980)
                                         ===========    ===========    ===========    ===========        =======    ===========

* NET OF FOREIGN TAX WITHHELD OF $17, $0, $0, $4,711, $0, $0, $19, $324, $0 AND
  $0, RESPECTIVELY.



See Notes to Financial Statements.

64


STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT
                                                                 MONEY MARKET FUND                    NOVA FUND
                                                          ------------------------------    -----------------------------
                                                                 PERIOD             YEAR           PERIOD        YEAR
                                                                  ENDED            ENDED            ENDED       ENDED
                                                               JUNE 30,     DECEMBER 31,         JUNE 30,   DECEMBER 31,
                                                                  2002*             2001            2002*        2001
                                                          -------------    -------------    -------------  --------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $     300,571    $   1,461,695    $    (107,661)  $   2,491,634
  Net Realized Gain (Loss) on Investments .............             (36)             890      (11,136,937)    (51,180,847)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................            --               --         (3,158,371)     11,523,564
                                                          -------------    -------------    -------------   -------------
  Net Increase (Decrease) in Net Assets from Operations         300,535        1,462,585      (14,402,969)    (37,165,649)
                                                          -------------    -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................        (300,571)      (1,461,686)            --        (9,227,775)
  Net Realized Capital Gains ..........................            --               --               --              --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................      61,943,635       57,022,244       (5,416,460)    (70,783,394)
                                                          -------------    -------------    -------------   -------------
  Net Increase (Decrease) in Net Assets ...............      61,943,599       57,023,143      (19,819,429)   (117,176,818)
NET ASSETS--BEGINNING OF  PERIOD ......................      96,515,469       39,492,326       60,941,424     178,118,242
                                                          -------------    -------------    -------------   -------------
NET ASSETS--END OF  PERIOD ............................   $ 158,459,068    $  96,515,469    $  41,121,995   $  60,941,424
                                                          =============    =============    =============   =============

                                                           SEMI-ANNUAL REPORT 65

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                                                                      URSA FUND                       OTC FUND
                                                              --------------------------    ------------------------------
                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                               JUNE 30,     DECEMBER 31,         JUNE 30,     DECEMBER 31,
                                                                  2002*             2001            2002*             2001
                                                             ----------      -----------    -------------    -------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $     (30,381)   $     341,237    $  (1,136,017)   $  (3,015,107)
  Net Realized Gain (Loss) on Investments .............       1,511,445        2,249,600      (16,653,328)    (157,202,510)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................         595,672       (1,216,722)     (34,467,065)      24,918,779
                                                          -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations       2,076,736        1,374,115      (52,256,410)    (135,298,838)
                                                          -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................            --         (1,303,415)            --               --
  Net Realized Capital Gains ..........................            --               --               --               --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................      (3,111,831)     (12,902,305)     (20,059,132)    (120,756,015)
                                                          -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets ...............      (1,035,095)     (12,831,605)     (72,315,542)    (256,054,853)
NET ASSETS--BEGINNING OF  PERIOD ......................      18,997,195       31,828,800      164,618,884      420,673,737
                                                          -------------    -------------    -------------    -------------
NET ASSETS--END OF  PERIOD ............................   $  17,962,100    $  18,997,195    $  92,303,342    $ 164,618,884
                                                          =============    =============    =============    =============

* UNAUDITED



See Notes to Financial Statements.

66

--------------------------------------------------------------------------------


                                                            ARKTOS FUND                         TITAN 500 FUND
                                                          ----------------------------    ----------------------------
                                                                PERIOD          PERIOD          PERIOD          PERIOD
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                                                 2002*          2001**           2002*          2001**
                                                          ------------    ------------    ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (34,981)   $      2,931    $     (2,327)   $     (1,795)
  Net Realized Gain (Loss) on Investments .............      3,804,096      (1,531,103)       (205,733)         (8,288)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................       (244,628)        (42,615)        (44,881)         15,530
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations      3,524,487      (1,570,787)       (252,941)          5,447
                                                          ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................           --              --              --              --
  Net Realized Capital Gains ..........................           --              --              --              --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................      5,867,319       7,525,571       1,360,679         305,544
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............      9,391,806       5,954,784       1,107,738         310,991
NET ASSETS--BEGINNING OF  PERIOD ......................      5,954,784            --           310,991            --
                                                          ------------    ------------    ------------    ------------
NET ASSETS--END OF  PERIOD ............................   $ 15,346,590    $  5,954,784    $  1,418,729    $    310,991
                                                          ============    ============    ============    ============

                                                           SEMI-ANNUAL REPORT 67

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                               VELOCITY 100 FUND                  MEDIUS FUND
                                                           ----------------------------    ----------------------------
                                                                 PERIOD          PERIOD          PERIOD          PERIOD
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                                                  2002*          2001**           2002*          2001**
                                                           ------------    ------------    ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................    $    (14,711)   $    (13,276)   $     (3,310)   $     (1,172)
  Net Realized Gain (Loss) on Investments .............      (3,922,710)      1,521,511        (320,268)        121,025
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        (488,088)        (46,116)         37,399          46,060
                                                           ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations      (4,425,509)      1,462,119        (286,179)        165,913
                                                           ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................            --              --              --              --
  Net Realized Capital Gains ..........................            --              --              --           (11,313)

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................       7,646,863        (984,702)      1,331,382         599,412
                                                           ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............       3,221,354         477,417       1,045,203         754,012
NET ASSETS--BEGINNING OF  PERIOD ......................         477,417            --           754,012            --
                                                           ------------    ------------    ------------    ------------
NET ASSETS--END OF  PERIOD ............................    $  3,698,771    $    477,417    $  1,799,215    $    754,012
                                                           ============    ============    ============    ============



*  UNAUDITED
** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND; OCTOBER 1,
   2001--TITAN 500 FUND, VELOCITY 100 FUND AND MEDIUS FUND.



See Notes to Financial Statements.

68




STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                U.S. GOVERNMENT
                                                            MEKROS FUND                            BOND FUND
                                                         -----------------------------    ----------------------------
                                                                PERIOD          PERIOD          PERIOD            YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                                                 2002*          2001**           2002*            2001
                                                          ------------    ------------    ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (13,125)   $     (2,210)   $    223,802    $    160,934
  Net Realized Gain (Loss) on Investments .............       (965,537)         10,507           3,892        (794,450)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................         60,479          48,786         413,018             144
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations       (918,183)         57,083         640,712        (633,372)
                                                          ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................           --              --          (223,803)       (160,924)
  Net Realized Capital Gains ..........................           --           (11,994)           --              --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................     (5,577,096)      8,478,984      13,702,702         304,055
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............     (6,495,279)      8,524,073      14,119,611        (490,241)
NET ASSETS--BEGINNING OF  PERIOD ......................      8,524,073            --         4,521,016       5,011,257
                                                          ------------    ------------    ------------    ------------
NET ASSETS--END OF  PERIOD ............................   $  2,028,794    $  8,524,073    $ 18,640,627    $  4,521,016
                                                          ============    ============    ============    ============

                                                           SEMI-ANNUAL REPORT 69

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                 LARGE-CAP                        LARGE-CAP
                                                                EUROPE FUND                      JAPAN FUND
                                                         ----------------------------    ----------------------------
                                                               PERIOD          PERIOD          PERIOD          PERIOD
                                                                ENDED           ENDED           ENDED           ENDED
                                                             JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                                                2002*          2001**           2002*          2001**
                                                         ------------    ------------    ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................  $     (5,004)   $     (2,317)   $     (9,326)   $     (1,620)
  Net Realized Gain (Loss) on Investments .............      (826,988)         94,059         724,658          (4,160)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        19,901          29,225        (845,897)         (6,915)
                                                         ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations      (812,091)        120,967        (130,565)        (12,695)
                                                         ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................          --              --              --              --
  Net Realized Capital Gains ..........................          --              --              --              --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................     1,478,396       1,201,118       2,939,956         655,450
                                                         ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............       666,305       1,322,085       2,809,391         642,755
NET ASSETS--BEGINNING OF  PERIOD ......................     1,322,085            --           642,755            --
                                                         ------------    ------------    ------------    ------------
NET ASSETS--END OF  PERIOD ............................  $  1,988,390    $  1,322,085    $  3,452,146    $    642,755
                                                         ============    ============    ============    ============


 * UNAUDITED
** SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001--MEKROS FUND AND
   LARGE-CAP EUROPE FUND; OCTOBER 1, 2001--LARGE-CAP JAPAN FUND.

See Notes to Financial Statements.

70

--------------------------------------------------------------------------------

                                               SECTOR
                                              ROTATION                                             BASIC
                                                FUND             BANKING FUND                  MATERIALS FUND
                                            -----------    -------------------------    --------------------------
                                                 PERIOD         PERIOD        PERIOD         PERIOD         PERIOD
                                                  ENDED          ENDED         ENDED          ENDED          ENDED
                                               JUNE 30,       JUNE 30,  DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                 2002*+          2002*        2001**          2002*         2001**
                                            -----------    -----------   -----------    -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ..........   $     2,832    $    13,346   $    10,488    $     2,621    $     6,585
  Net Realized Gain (Loss) on Investments      (219,008)        32,929      (171,096)      (120,520)      (306,485)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .......      (190,667)        58,778        42,201        (87,597)       107,448
                                            -----------    -----------   -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    from Operations .....................      (406,843)       105,053      (118,407)      (205,496)      (192,452)
                                            -----------    -----------   -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM (NOTE 1)
  Net Investment Income .................          --             --            --             --             --
  Net Realized Capital Gains ............          --             --            --             --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ......     7,661,402        612,917       748,348      5,408,797      1,121,370
                                            -----------    -----------   -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets .     7,254,559        717,970       629,941      5,203,301        928,918
NET ASSETS--BEGINNING OF  PERIOD ........          --          629,941          --          928,918           --
                                            -----------    -----------   -----------    -----------    -----------
NET ASSETS--END OF  PERIOD ..............   $ 7,254,559    $ 1,347,911   $   629,941    $ 6,132,219    $   928,918
                                            ===========    ===========   ===========    ===========    ===========

                                                           SEMI-ANNUAL REPORT 71

                                                                   June 30, 2002
--------------------------------------------------------------------------------


                                                  BIOTECHNOLOGY                  CONSUMER
                                                     FUND                     PRODUCTS FUND
                                           --------------------------    --------------------------
                                                PERIOD         PERIOD         PERIOD         PERIOD
                                                 ENDED          ENDED          ENDED          ENDED
                                              JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                 2002*         2001**          2002*         2001**
                                           -----------    -----------    -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ..........  $   (18,168)   $   (13,920)   $      (744)   $     1,267
  Net Realized Gain (Loss) on Investments   (1,530,315)      (229,939)       110,639        (63,223)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .......      (92,571)       152,993         36,986         84,760
                                           -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    from Operations .....................   (1,641,054)       (90,866)       146,881         22,804
                                           -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM (NOTE 1)
  Net Investment Income .................         --             --             --             --
  Net Realized Capital Gains ............         --             --             --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ......      902,732      2,049,899        440,660      1,282,061
                                           -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets .     (738,322)     1,959,033        587,541      1,304,865
NET ASSETS--BEGINNING OF  PERIOD ........    1,959,033           --        1,304,865           --
                                           -----------    -----------    -----------    -----------
NET ASSETS--END OF  PERIOD ..............  $ 1,220,711    $ 1,959,033    $ 1,892,406    $ 1,304,865
                                           ===========    ===========    ===========    ===========


 + SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002--SECTOR ROTATION FUND.
 * UNAUDITED
** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC
   MATERIALS FUND, BIOTECHNOLOGY FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND.

See Notes to Financial Statements.

72

--------------------------------------------------------------------------------


                                                              ELECTRONICS FUND                 ENERGY FUND
                                                          --------------------------    --------------------------
                                                               PERIOD         PERIOD         PERIOD         PERIOD
                                                                ENDED          ENDED          ENDED          ENDED
                                                             JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                                2002*         2001**          2002*         2001**
                                                          -----------    -----------    -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $   (18,945)   $    (4,026)   $    (2,203)   $    (2,791)
  Net Realized Gain (Loss) on Investments .............      (781,596)       (88,115)       (95,835)      (286,764)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        13,737          6,212        (21,178)        55,617
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets from Operations      (786,804)       (85,929)      (119,216)      (233,938)
                                                          -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................          --             --             --             --
  Net Realized Capital Gains ..........................          --             --             --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................       194,672      1,508,494     (1,146,083)     2,410,982
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets ...............      (592,132)     1,422,565     (1,265,299)     2,177,044
NET ASSETS--BEGINNING OF  PERIOD ......................     1,422,565           --        2,177,044           --
                                                          -----------    -----------    -----------    -----------
NET ASSETS--END OF  PERIOD ............................   $   830,433    $ 1,422,565    $   911,745    $ 2,177,044
                                                          ===========    ===========    ===========    ===========

                                                           SEMI-ANNUAL REPORT 73

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                   ENERGY                     FINANCIAL
                                                               SERVICES FUND                SERVICES FUND
                                                          --------------------------    --------------------------
                                                               PERIOD         PERIOD         PERIOD         PERIOD
                                                                ENDED          ENDED          ENDED          ENDED
                                                             JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                                2002*         2001**          2002*         2001**
                                                          -----------    -----------    -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $   (19,040)   $    (4,695)   $     1,564    $      (564)
  Net Realized Gain (Loss) on Investments .............       (63,772)       (81,066)      (324,608)       (57,114)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................      (448,896)       117,320        (24,036)       108,011
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets from Operations      (531,708)        31,559       (347,080)        50,333
                                                          -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................          --             --             --             --
  Net Realized Capital Gains ..........................          --             --             --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................     5,255,884      1,518,996        390,265      2,557,102
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets ...............     4,724,176      1,550,555         43,185      2,607,435
NET ASSETS--BEGINNING OF  PERIOD ......................     1,550,555           --        2,607,435           --
                                                          -----------    -----------    -----------    -----------
NET ASSETS--END OF  PERIOD ............................   $ 6,274,731    $ 1,550,555    $ 2,650,620    $ 2,607,435
                                                          ===========    ===========    ===========    ===========


 * UNAUDITED
** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--ENERGY SERVICES FUND; MAY
   29, 2001--ENERGY FUND; JULY 20, 2001--FINANCIAL SERVICES FUND; AUGUST 3, 2001--ELECTRONICS FUND.

See Notes to Financial Statements.

74

--------------------------------------------------------------------------------


                                                                HEALTH CARE FUND                  INTERNET FUND
                                                          ----------------------------    ----------------------------
                                                                PERIOD          PERIOD          PERIOD          PERIOD
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                                                 2002*          2001**           2002*          2001**
                                                          ------------    ------------    ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (12,906)   $     (7,358)   $     (5,011)   $     (4,949)
  Net Realized Gain (Loss) on Investments .............       (725,070)       (237,205)       (203,084)       (478,174)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        (78,283)         63,895         (77,033)         73,304
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations       (816,259)       (180,668)       (285,128)       (409,819)
                                                          ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................           --              --              --              --
  Net Realized Capital Gains ..........................           --              --              --              --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................      4,536,789       1,131,192        (503,246)      1,300,924
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............      3,720,530         950,524        (788,374)        891,105
NET ASSETS--BEGINNING OF  PERIOD ......................        950,524            --           891,105            --
                                                          ------------    ------------    ------------    ------------
NET ASSETS--END OF  PERIOD ............................   $  4,671,054    $    950,524    $    102,731    $    891,105
                                                          ============    ============    ============    ============

                                                           SEMI-ANNUAL REPORT 75

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                                                     PRECIOUS
                                                                  LEISURE FUND                     METALS FUND
                                                          ----------------------------    ----------------------------
                                                                PERIOD          PERIOD          PERIOD            YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                                                 2002*          2001**           2002*            2001
                                                          ------------    ------------    ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (15,878)   $     (6,310)   $    (39,389)   $    (28,505)
  Net Realized Gain (Loss) on Investments .............       (263,615)       (469,881)        377,624        (566,550)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        (90,496)         40,141         620,420         (83,705)
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations       (369,989)       (436,050)        958,655        (678,760)
                                                          ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................           --              --              --              --
  Net Realized Capital Gains ..........................           --              --              --              --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................      5,714,327       1,239,718      11,410,333      (1,846,084)
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............      5,344,338         803,668      12,368,988      (2,524,844)
NET ASSETS--BEGINNING OF  PERIOD ......................        803,668            --           875,299       3,400,143
                                                          ------------    ------------    ------------    ------------
NET ASSETS--END OF  PERIOD ............................   $  6,148,006    $    803,668    $ 13,244,287    $    875,299
                                                          ============    ============    ============    ============

 * UNAUDITED
** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 22, 2001--LEISURE FUND; MAY 24,
   2001--INTERNET FUND; JUNE 19, 2001--HEALTH CARE FUND.

See Notes to Financial Statements.

76

--------------------------------------------------------------------------------


                                                                REAL ESTATE FUND               RETAILING FUND
                                                          --------------------------    --------------------------
                                                               PERIOD       PERIOD           PERIOD         PERIOD
                                                                ENDED        ENDED            ENDED          ENDED
                                                             JUNE 30, DECEMBER 31,         JUNE 30,   DECEMBER 31,
                                                                2002*       2001**            2002*         2001**
                                                          -----------    -----------    -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    27,060    $     1,682    $   (13,555)   $    (3,477)
  Net Realized Gain (Loss) on Investments .............       (56,713)         1,746        (49,580)        10,287
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        50,370          1,417        (41,923)        96,769
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets from Operations        20,717          4,845       (105,058)       103,579
                                                          -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................          --           (1,578)          --             --
  Net Realized Capital Gains ..........................          --             --             --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................     1,801,854        159,146       (538,557)     1,890,548
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets ...............     1,822,571        162,413       (643,615)     1,994,127
NET ASSETS--BEGINNING OF  PERIOD ......................       162,413           --        1,994,127           --
                                                          -----------    -----------    -----------    -----------
NET ASSETS--END OF  PERIOD ............................   $ 1,984,984    $   162,413    $ 1,350,512    $ 1,994,127
                                                          ===========    ===========    ===========    ===========

                                                           SEMI-ANNUAL REPORT 77

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                                            TELECOMMUNICATIONS
                                                              TECHNOLOGY FUND                      FUND
                                                          --------------------------    --------------------------
                                                               PERIOD         PERIOD         PERIOD         PERIOD
                                                                ENDED          ENDED          ENDED          ENDED
                                                             JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                                2002*         2001**          2002*         2001**
                                                          -----------    -----------    -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $   (17,464)   $   (14,599)   $       (54)   $    (2,334)
  Net Realized Gain (Loss) on Investments .............      (769,770)        (5,347)      (149,492)       (85,597)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................      (183,380)       104,229        (37,309)        25,729
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets from Operations      (970,614)        84,283       (186,855)       (62,202)
                                                          -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................          --             --             --             --
  Net Realized Capital Gains ..........................          --             --             --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................     1,287,288      1,131,819        171,578        468,888
                                                          -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets ...............       316,674      1,216,102        (15,277)       406,686
NET ASSETS--BEGINNING OF  PERIOD ......................     1,216,102           --          406,686           --
                                                          -----------    -----------    -----------    -----------
NET ASSETS--END OF  PERIOD ............................   $ 1,532,776    $ 1,216,102    $   391,409    $   406,686
                                                          ===========    ===========    ===========    ===========

 * UNAUDITED
** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND; JULY 23,
   2001--RETAILING FUND;JULY 27, 2001--TELECOMMUNICATIONS FUND; OCTOBER 1, 2001 --REAL ESTATE FUND.

See Notes to Financial Statements.

78



STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                             TRANSPORTATION FUND
                                                          --------------------------
                                                               PERIOD         PERIOD
                                                                ENDED          ENDED
                                                             JUNE 30,   DECEMBER 31,
                                                                2002*         2001**
                                                          -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (5,855)   $    (1,300)
  Net Realized Gain (Loss) on Investments .............        43,977        (56,977)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        40,107         57,580
                                                          -----------    -----------
  Net Increase (Decrease) in Net Assets from Operations        78,229           (697)
                                                          -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................          --             --
  Net Realized Capital Gains ..........................          --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................       841,970        522,703
                                                          -----------    -----------
  Net Increase (Decrease) in Net Assets ...............       920,199        522,006
NET ASSETS--BEGINNING OF  PERIOD ......................       522,006           --
                                                          -----------    -----------
NET ASSETS--END OF  PERIOD ............................   $ 1,442,205    $   522,006
                                                          ===========    ===========

                                                           SEMI-ANNUAL REPORT 79

                                                                   June 30, 2002
--------------------------------------------------------------------------------

                                                                 UTILITIES FUND
                                                          --------------------------
                                                               PERIOD         PERIOD
                                                                ENDED          ENDED
                                                             JUNE 30,   DECEMBER 31,
                                                                2002*         2001**
                                                          -----------    -----------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    45,595    $     3,534
  Net Realized Gain (Loss) on Investments .............      (820,431)      (163,802)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................      (672,144)        28,699
                                                          -----------    -----------
  Net Increase (Decrease) in Net Assets from Operations    (1,446,980)      (131,569)
                                                          -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income ...............................          --             --
  Net Realized Capital Gains ..........................          --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7) ....................     7,044,728      1,039,970
                                                          -----------    -----------
  Net Increase (Decrease) in Net Assets ...............     5,597,748        908,401
NET ASSETS--BEGINNING OF  PERIOD ......................       908,401           --
                                                          -----------    -----------
NET ASSETS--END OF  PERIOD ............................   $ 6,506,149    $   908,401
                                                          ===========    ===========



 * UNAUDITED
** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--UTILITIES FUND; JUNE 11,
   2001--TRANSPORTATION FUND.

See Notes to Financial Statements.

80



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       U.S. GOVERNMENT
                                                      MONEY MARKET FUND
                                                  ---------------------------
                                                       PERIOD            YEAR
                                                        ENDED           ENDED
                                                     JUNE 30,    DECEMBER 31,
                                                       2002++            2001
                                                  -----------      ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........   $      1.00      $     1.00
                                                  -----------      ----------
Net Investment Income+ ........................          --               .03
Net Realized and Unrealized Gains on Securities          --              --
                                                  -----------      ----------
Net Increase in Net Asset Value Resulting
  From Operations .............................          --               .03
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .......................          --              (.03)
  Adjustment due to Reorganization (Note 1) ...          --              --
                                                  -----------      ----------
  Net Increase (Decrease) in Net Asset Value ..          --              --
                                                  -----------      ----------
NET ASSET VALUE--END OF PERIOD ................   $      1.00      $     1.00
                                                  ===========      ==========
TOTAL INVESTMENT RETURN .......................         0.27%           2.77%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................       1.23%**           1.19%
Net Expenses ..................................       1.23%**           1.19%
Net Investment Income .........................       0.53%**           2.48%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................          --              --
Net Assets, End of Period (000's omitted) .....   $   158,459      $   96,515

                                                           SEMI-ANNUAL REPORT 81


--------------------------------------------------------------------------------

                                                         U.S. GOVERNMENT
                                                                U.S. GOVERNMENT MONEY MARKET FUND
                                                     -------------------------------------------------------
                                                           YEAR           YEAR           YEAR         PERIOD
                                                          ENDED          ENDED          ENDED          ENDED
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                           2000           1999           1998          1997*
                                                     ----------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........      $     1.00     $     1.00     $    10.32     $    10.00
                                                     ----------     ----------     ----------     ----------
Net Investment Income+ ........................             .05            .04            .08            .31
Net Realized and Unrealized Gains on Securities            --             --             --              .01
                                                     ----------     ----------     ----------     ----------
Net Increase in Net Asset Value Resulting
  From Operations .............................             .05            .04            .08            .32
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .......................            (.05)          (.04)          (.01)          --
  Adjustment due to Reorganization (Note 1) ...            --             --            (9.39)          --
                                                     ----------     ----------     ----------     ----------
  Net Increase (Decrease) in Net Asset Value ..            --             --            (9.32)           .32
                                                     ----------     ----------     ----------     ----------
NET ASSET VALUE--END OF PERIOD ................      $     1.00     $     1.00     $     1.00     $    10.32
                                                     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN .......................           5.20%          3.92%          2.22%            N/A
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................           1.14%          1.39%          2.99%        6.82%**
Net Expenses ..................................           1.14%          1.39%          2.67%        2.20%**
Net Investment Income .........................           4.99%          3.64%          2.61%        3.34%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................            --             --             --             --
Net Assets, End of Period (000's omitted) .....      $   39,492     $   99,396     $   40,971     $   17,903


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

82

-------------------------------------------------------------------------------

                                                                     NOVA FUND
                                                           ---------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                             JUNE 30,     DECEMBER 31,
                                                               2002++             2001
                                                           ----------       ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................   $     8.67       $    13.88
                                                           ----------       ----------
Net Investment Income (Loss)+ ..........................         (.02)             .30
Net Realized and Unrealized Gains (Losses) on Securities        (1.79)           (3.81)
                                                           ----------       ----------
Net Increase (Decrease) in Net Asset Value Resulting
  From Operations ......................................        (1.81)           (3.51)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --              (1.70)
  Net Realized Capital Gains ...........................         --               --
                                                           ----------       ----------
Net Increase (Decrease) in Net Asset Value .............        (1.81)           (5.21)
                                                           ----------       ----------
NET ASSET VALUE--END OF PERIOD .........................   $     6.86       $     8.67
                                                           ==========       ==========
TOTAL INVESTMENT RETURN ................................     (20.88)%         (23.58)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.85%**            1.45%
Net Expenses ...........................................      1.85%**            1.45%
Net Investment Income (Loss) ...........................    (0.39)%**            2.61%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         246%            --
Net Assets, End of Period (000's omitted) ..............   $   41,122       $   60,941

                                                           SEMI-ANNUAL REPORT 83

--------------------------------------------------------------------------------

                                                                                   NOVA FUND
                                                            -------------------------------------------------------
                                                                   YEAR           YEAR           YEAR        PERIOD
                                                                  ENDED          ENDED          ENDED         ENDED
                                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                                   2000           1999           1998         1997*
                                                            -----------     ----------     ----------    ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................    $     18.57     $    15.88     $    12.21    $    10.00
                                                            -----------     ----------     ----------    ----------
Net Investment Income (Loss)+ ..........................            .74            .49            .04           .07
Net Realized and Unrealized Gains (Losses) on Securities          (4.16)          3.10           3.63          2.14
                                                            -----------     ----------     ----------    ----------
Net Increase (Decrease) in Net Asset Value Resulting
  From Operations ......................................          (3.42)          3.59           3.67          2.21
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................           (.15)          (.01)            --            --
  Net Realized Capital Gains ...........................          (1.12)          (.89)            --            --
                                                            -----------     ----------     ----------    ----------
Net Increase (Decrease) in Net Asset Value .............          (4.69)          2.69           3.67          2.21
                                                            -----------     ----------     ----------    ----------
NET ASSET VALUE--END OF PERIOD .........................    $     13.88     $    18.57     $    15.88    $    12.21
                                                            ===========     ==========     ==========    ==========
TOTAL INVESTMENT RETURN ................................       (20.30)%        23.28%          30.06%           N/A
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................          1.42%          1.55%          3.26%       9.09%**
Net Expenses ...........................................          1.42%          1.55%          3.22%       2.80%**
Net Investment Income (Loss) ...........................          4.45%          2.90%          0.27%       0.91%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................            --             --             --           178%
Net Assets, End of Period (000's omitted) ..............    $   178,118     $   92,922     $   29,258    $   10,448

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS:  MAY 7, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

84

--------------------------------------------------------------------------------

                                                                  URSA FUND
                                                           ---------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                             JUNE 30,     DECEMBER 31,
                                                              2002+++             2001
                                                           ----------       ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................   $     6.29       $     6.09
                                                           ----------       ----------
Net Investment Income (Loss)++ .........................         (.01)             .12
Net Realized and Unrealized Gains (Losses) on Securities          .89              .88
                                                           ----------       ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................          .88             1.00
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --               (.80)
  Net Realized Capital Gains ...........................         --               --
                                                           ----------       ----------
Net Increase (Decrease) in Net Asset Value .............          .88              .20
                                                           ----------       ----------
NET ASSET VALUE--END OF PERIOD .........................   $     7.17       $     6.29
                                                           ==========       ==========
TOTAL INVESTMENT RETURN ................................       13.99%           14.99%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.99%**            1.89%
Net Expenses ...........................................      1.99%**            1.89%
Net Investment Income (Loss) ...........................    (0.33)%**            1.85%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         --               --
Net Assets, End of Period (000's omitted) ..............   $   17,962       $   18,997

                                                           SEMI-ANNUAL REPORT 85

--------------------------------------------------------------------------------


                                                                        URSA FUND
                                                             ----------------------------------------
                                                                   YEAR            YEAR         YEAR
                                                                  ENDED           ENDED        ENDED
                                                           DECEMBER 31,    DECEMBER 31, DECEMBER 31,
                                                                   2000            1999         1998
                                                             ----------     ----------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $     5.35     $     6.30     $    8.07
                                                             ----------     ----------     ---------
Net Investment Income (Loss)++ .........................            .22            .20           .06
Net Realized and Unrealized Gains (Losses) on Securities            .70          (1.15)        (1.83)
                                                             ----------     ----------     ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................            .92           (.95)        (1.77)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................           (.18)          --            --
  Net Realized Capital Gains ...........................           --             --            --
                                                             ----------     ----------     ---------
Net Increase (Decrease) in Net Asset Value .............            .74           (.95)        (1.77)
                                                             ----------     ----------     ---------
NET ASSET VALUE--END OF PERIOD .........................     $     6.09     $     5.35     $    6.30
                                                             ==========     ==========     =========
TOTAL INVESTMENT RETURN ................................         16.05%       (15.06)%      (21.93)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................          1.59%          1.73%         3.76%
Net Expenses ...........................................          1.59%          1.73%         3.59%
Net Investment Income (Loss) ...........................          4.02%          3.34%         0.89%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................           --             --            --
Net Assets, End of Period (000's omitted) ..............     $   31,829     $   32,310     $   5,509


                                                                        URSA FUND
                                                           --------------------------------------
                                                           JUNE 10, 1997 MAY 24, 1997 MAY 7, 1997
                                                                      TO           TO          TO
                                                            DECEMBER 31,      JUNE 3,     MAY 21,
                                                                   1997+        1997+      1997+*
                                                               ---------       ------      ------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $    9.36    $    9.57   $   10.00
                                                               ---------    ---------   ---------
Net Investment Income (Loss)++ .........................            (.01)        --          (.04)
Net Realized and Unrealized Gains (Losses) on Securities           (1.28)         .01        (.33)
                                                               ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................           (1.29)         .01        (.37)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................            --           --          --
  Net Realized Capital Gains ...........................            --           --          --
                                                               ---------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .............           (1.29)         .01        (.37)
                                                               ---------    ---------   ---------
NET ASSET VALUE--END OF PERIOD .........................       $    8.07    $    9.58   $    9.63
                                                               =========    =========   =========
TOTAL INVESTMENT RETURN ................................             N/A          N/A         N/A
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................         9.21%**     85.10%**    13.62%**
Net Expenses ...........................................         2.90%**      2.90%**     2.90%**
Net Investment Income (Loss) ...........................       (0.27)%**      2.76%**  (10.05)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................            --           --          --
Net Assets, End of Period (000's omitted) ..............       $   2,879     $   --         $--

  + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
    WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
 ++ CALCULATED USING THE AVERAGE DAILY
    SHARES OUTSTANDING FOR THE PERIOD.
+++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS:  MAY 7, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

86

--------------------------------------------------------------------------------


                                                     OTC FUND
                                             ----------------------
                                                PERIOD         YEAR
                                                 ENDED        ENDED
                                              JUNE 30, DECEMBER 31,
                                                2002++         2001
                                             ---------     --------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......    $14.80       $22.83
                                             ---------     --------
Net Investment Income (Loss)+ ..............      (.11)        (.23)
Net Realized and Unrealized Gains (Losses)
  on Securities ............................     (4.94)       (7.80)
                                             ---------     --------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ................     (5.05)       (8.03)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ....................        --           --
  Net Realized Capital Gains ...............        --           --
                                             ---------     --------
Net Increase (Decrease) in Net Asset Value..     (5.05)       (8.03)
                                             ---------     --------
NET ASSET VALUE--END OF PERIOD .............     $9.75       $14.80
                                             =========     ========
TOTAL INVESTMENT RETURN ....................  (34.12)%     (35.17)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................   1.88%**        1.45%
Net Expenses ...............................   1.88%**        1.45%
Net Investment Income (Loss) ............... (1.74)%**      (1.31)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................       60%         139%
Net Assets, End of Period (000's omitted) ..   $92,303     $164,619

                                                           SEMI-ANNUAL REPORT 87


--------------------------------------------------------------------------------

                                                                      OTC FUND                            ARKTOS FUND
                                                  ----------------------------------------------   ---------------------
                                                     YEAR         YEAR         YEAR       PERIOD     PERIOD       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED      ENDED        ENDED
                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,   JUNE 30, DECEMBER 31,
                                                     2000         1999         1998        1997*     2002++        2001*
                                                  --------    --------      -------   ----------   --------     -------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......        $38.52      $19.57       $10.65      $10.00      $29.48       $25.00
                                                  --------    --------      -------   ---------    ---------     -------
Net Investment Income (Loss)+ ..............          (.44)       (.33)        (.40)       (.09)       (.10)         .03
Net Realized and Unrealized Gains (Losses)
  on Securities ............................        (13.50)       19.88        9.32         .74        11.72        4.45
                                                  --------    --------      -------   ---------    ---------     -------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ................        (13.94)      19.55         8.92         .65        11.62        4.48
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ....................            --          --           --          --          --           --
  Net Realized Capital Gains ...............         (1.75)       (.60)          --         --           --           --
                                                  --------    --------      -------   ---------    ---------     -------
Net Increase (Decrease) in Net Asset Value..        (15.69)      18.95         8.92         .65       11.62         4.48
                                                  --------    --------      -------   ---------    ---------     -------
NET ASSET VALUE--END OF PERIOD .............        $22.83      $38.52       $19.57      $10.65      $41.10       $29.48
                                                  ========    ========      =======   =========    ========     ========
TOTAL INVESTMENT RETURN ....................      (38.19)%     101.32%       83.76%         N/A       39.42%      17.92%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................         1.46%       1.55%        2.96%     9.07%**      1.93%**     2.23%**
Net Expenses ...............................         1.46%       1.55%        2.96%     2.80%**      1.93%**     2.23%**
Net Investment Income (Loss) ...............       (1.23)%     (1.24)%      (2.67)%   (1.22)%**    (0.59)%**     0.10%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................          324%        953%       1,077%        450%           --          --
Net Assets, End of Period (000's omitted) ..      $420,674    $373,458      $22,038      $2,367      $15,347      $5,955


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997--OTC FUND; MAY 21, 2001 --ARKTOS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

88

-------------------------------------------------------------------------------

                                                  TITAN 500 FUND
                                              ----------------------
                                                PERIOD        PERIOD
                                                 ENDED         ENDED
                                              JUNE 30,  DECEMBER 31,
                                                2002++         2001*
                                              --------      --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......    $29.87       $25.00
                                              --------      -------
Net Investment Income (Loss)+ ..............      (.06)        (.25)
Net Realized and Unrealized Gains (Losses)
  on Securities ............................     (8.73)        5.12
                                              --------      -------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ................     (8.79)        4.87
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ....................     --           --
  Net Realized Capital Gains ...............     --           --
                                              --------      -------
Net Increase (Decrease) in Net Asset Value .     (8.79)        4.87
                                              --------      -------
NET ASSET VALUE--END OF PERIOD .............    $21.08       $29.87
                                              ========      =======
TOTAL INVESTMENT RETURN ....................  (29.43)%       19.48%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ...........................     1.87%        2.22%
Net Expenses** .............................     1.87%        2.22%
Net Investment Income (Loss)** .............   (0.46)%      (1.11)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................     --           --
Net Assets, End of Period (000's omitted) ..    $1,419         $311

                                                           SEMI-ANNUAL REPORT 89


--------------------------------------------------------------------------------

                                                 VELOCITY 100 FUND            MEDIUS FUND              MEKROS FUND
                                              ---------------------    ---------------------   ---------------------
                                                PERIOD       PERIOD      PERIOD       PERIOD     PERIOD       PERIOD
                                                 ENDED        ENDED       ENDED        ENDED      ENDED        ENDED
                                              JUNE 30, DECEMBER 31,    JUNE 30, DECEMBER 31,   JUNE 30, DECEMBER 31,
                                                2002++        2001*      2002++        2001*     2002++        2001*
                                              --------     --------    --------     --------   --------     --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......    $38.97      $25.00       $31.21      $25.00       $31.91      $25.00
                                              --------     -------     --------     -------     --------     -------
Net Investment Income (Loss)+ ..............      (.10)       (.59)        (.07)       (.20)        (.12)       (.31)
Net Realized and Unrealized Gains (Losses)
  on Securities ............................    (23.35)      14.56        (1.53)       6.88        (1.93)       7.56
                                              --------     -------     --------     -------     --------     -------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ................    (23.45)      13.97        (1.60)       6.68        (2.05)       7.25
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ....................      --          --           --          --          --           --
  Net Realized Capital Gains ...............      --          --           --          (.47)       --           (.34)
                                              --------     -------     --------     -------     --------     -------
Net Increase (Decrease) in Net Asset Value .    (23.45)      13.97        (1.60)       6.21        (2.05)       6.91
                                              --------     -------     --------     -------     --------     -------
NET ASSET VALUE--END OF PERIOD .............    $15.52      $38.97       $29.61      $31.21       $29.86      $31.91
                                              ========     =======     ========     =======     ========     =======
TOTAL INVESTMENT RETURN ....................  (60.17)%      55.88%      (5.13)%      26.67%      (6.42)%      28.97%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ...........................     1.90%       2.34%        1.84%       2.27%        1.81%       2.26%
Net Expenses** .............................     1.90%       2.34%        1.84%       2.27%        1.81%       2.26%
Net Investment Income (Loss)** .............   (0.82)%     (1.77)%      (0.41)%     (0.87)%      (0.73)%     (0.96)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................     --          --          2,545%      3,707%       1,241%        848%
Net Assets, End of Period (000's omitted) ..    $3,699        $477       $1,799        $754       $2,029      $8,524

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001--TITAN 500 FUND,
    VELOCITY 100 FUND, MEDIUS FUND, MEKROS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

90

-------------------------------------------------------------------------------

                                                   U.S. GOVERNMENT BOND FUND
                                            -----------------------------------------
                                                PERIOD         YEAR              YEAR
                                                 ENDED        ENDED             ENDED
                                              JUNE 30, DECEMBER 31,      DECEMBER 31,
                                               2002+++         2001              2000
                                            ----------    ---------         ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....  $    11.44    $   11.80         $   10.17
                                            ----------    ---------         ---------
Net Investment Income++ ..................         .22          .37               .38
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................         .04         (.36)             1.63
                                            ----------    ---------         ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............         .26          .01              2.01
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................        (.22)        (.37)             (.38)
                                            ----------    ---------         ---------
Net Increase (Decrease) in Net Asset Value         .04         (.36)             1.63
                                            ----------    ---------         ---------
NET ASSET VALUE--END OF PERIOD ...........  $    11.48    $   11.44         $   11.80
                                            ==========    =========         =========
TOTAL INVESTMENT RETURN ..................       2.28%        0.08%            20.16%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................     1.28%**        2.37%             1.89%
Net Expenses .............................     1.28%**        2.01%             1.89%
Net Investment Income ....................     3.90%**        3.22%             3.47%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............        643%       1,247%            1,505%
Net Assets, End of Period (000's omitted)   $   18,641    $   4,521         $   5,011

                                                           SEMI-ANNUAL REPORT 91


--------------------------------------------------------------------------------

                                                                         U.S. GOVERNMENT BOND FUND
                                            ----------------------------------------------------------------------------------
                                                    YEAR         YEAR AUGUST 18, 1997 JULY 29, 1997 JUNE 24, 1997 MAY 29, 1997
                                                   ENDED        ENDED              TO            TO            TO           TO
                                            DECEMBER 31, DECEMBER 31,    DECEMBER 31,    AUGUST 12,      JULY 14,      JUNE 5,
                                                    1999         1998           1997+         1997+         1997+       1997+*
                                              ----------    ---------     -----------    ----------    ----------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....     $   13.28    $   11.82         $ 10.70     $   10.92      $  10.44     $  10.00
                                               ---------    ---------         -------     ---------      --------     --------
Net Investment Income++ ..................           .41          .24             .15           .02           .10        --
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................         (3.09)        1.28             .97          (.38)          .13          .15
                                               ---------    ---------         -------     ---------      --------     --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............         (2.68)        1.52            1.12          (.36)          .23          .15
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................          (.43)        (.06)           --            --             --           --
                                               ---------    ---------         -------     ---------      --------     --------
Net Increase (Decrease) in Net Asset Value         (3.11)        1.46            1.12          (.36)          .23          .15
                                               ---------    ---------         -------     ---------      --------     --------
NET ASSET VALUE--END OF PERIOD ...........     $   10.17    $   13.28         $ 11.82     $   10.56      $  10.67     $  10.15
                                               =========    =========         =======     =========      ========     ========
TOTAL INVESTMENT RETURN ..................      (20.45)%       12.86%             N/A           N/A           N/A          N/A
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         1.52%        2.71%         8.47%**      49.63%**      12.68%**      5.43%**
Net Expenses .............................         1.52%        2.71%         2.40%**       2.40%**       2.40%**      2.40%**
Net Investment Income ....................         3.55%        1.92%         3.49%**       3.80%**       7.94%**      1.86%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............        1,611%       1,463%            761%          --             --           --
Net Assets, End of Period (000's omitted)      $   1,136    $   4,973         $   892       $  --            $--          $--


  + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
    WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
 ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
+++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

92

-------------------------------------------------------------------------------


                                                        LARGE-CAP
                                                       EUROPE FUND
                                             --------------------------
                                                   PERIOD       PERIOD
                                                    ENDED        ENDED
                                                 JUNE 30, DECEMBER 31,
                                                   2002++        2001*
                                             ------------    ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....   $      28.01    $    25.00
                                             ------------    ----------
Net Investment Income (Loss)+ ............           (.06)         (.16)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................          (2.82)         3.17
                                             ------------    ----------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ..............          (2.88)         3.01
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................           --            --
  Net Realized Capital Gains .............           --            --
                                             ------------    ----------
Net Increase (Decrease) in Net Asset Value          (2.88)         3.01
                                             ------------    ----------
NET ASSET VALUE--END OF PERIOD ...........   $      25.13    $    28.01
                                             ============    ==========
TOTAL INVESTMENT RETURN ..................       (10.28)%        12.04%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** .........................          1.95%         2.17%
Net Expenses** ...........................          1.95%         2.17%
Net Investment Income (Loss)** ...........        (0.48)%       (0.55)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............          --            --
Net Assets, End of Period (000's omitted)    $      1,988     $   1,322

                                                           SEMI-ANNUAL REPORT 93


--------------------------------------------------------------------------------

                                                                        SECTOR
                                                    LARGE-CAP          ROTATION
                                                    JAPAN FUND            FUND
                                             ----------------------    ---------
                                                PERIOD       PERIOD       PERIOD
                                                 ENDED        ENDED        ENDED
                                              JUNE 30, DECEMBER 31,     JUNE 30,
                                                2002++        2001*      2002*++
                                             ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....   $   21.91    $  25.00     $   10.00
                                             ---------    --------     ---------
Net Investment Income (Loss)+ ............        (.04)       (.16)          .02
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................        1.94       (2.93)         (.62)
                                             ---------    --------     ---------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ..............        1.90       (3.09)         (.60)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................        --          --            --
  Net Realized Capital Gains .............        --          --            --
                                             ---------    --------     ---------
Net Increase (Decrease) in Net Asset Value        1.90       (3.09)         (.60)
                                             ---------    --------     ---------
NET ASSET VALUE--END OF PERIOD ...........   $   23.81    $  21.91     $    9.40
                                             =========    ========     =========
TOTAL INVESTMENT RETURN ..................       8.67%    (12.36)%       (6.00)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** .........................       1.87%       2.23%         1.68%
Net Expenses** ...........................       1.87%       2.23%         1.68%
Net Investment Income (Loss)** ...........     (0.37)%     (0.62)%        0.32%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............       --          --              57%
Net Assets, End of Period (000's omitted)    $   3,452    $    643     $   7,255

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001--LARGE-CAP EUROPE FUND, LARGE-CAP JAPAN FUND; MAY 1, 2002--SECTOR ROTATION FUND
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

94

--------------------------------------------------------------------------------

                                                      BANKING FUND
                                                ----------------------
                                                   PERIOD       PERIOD
                                                    ENDED        ENDED
                                                 JUNE 30, DECEMBER 31,
                                                   2002++        2001*
                                                ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....      $   25.21    $ 25.00
                                                ---------    -------
Net Investment Income (Loss)+ ............            .17        .45
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................           2.49       (.24)
                                                ---------    -------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ..............           2.66        .21
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................          --         --
  Net Realized Capital Gains .............          --         --
                                                ---------    -------
Net Increase (Decrease) in Net Asset Value           2.66        .21
                                                ---------    -------
NET ASSET VALUE--END OF PERIOD ...........      $   27.87    $ 25.21
                                                =========    =======
TOTAL INVESTMENT RETURN ..................         10.55%      0.84%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** .........................          1.78%      1.99%
Net Expenses** ...........................          1.78%      1.99%
Net Investment Income (Loss)** ...........          1.28%      1.80%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............         1,700%       605%
Net Assets, End of Period (000's omitted)       $   1,348    $   630

                                                           SEMI-ANNUAL REPORT 95


--------------------------------------------------------------------------------

                                                  BASIC MATERIALS FUND      BIOTECHNOLOGY FUND       CONSUMER PRODUCTS FUND
                                                  --------------------     ---------------------    -----------------------
                                                   PERIOD       PERIOD      PERIOD       PERIOD        PERIOD        PERIOD
                                                    ENDED        ENDED       ENDED        ENDED         ENDED         ENDED
                                                 JUNE 30, DECEMBER 31,    JUNE 30,  DECEMBER 31,     JUNE 30,  DECEMBER 31,
                                                   2002++        2001*      2002++         2001*       2002++         2001*
                                                  -------    ---------     -------     ---------    ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....      $   24.21    $ 25.00     $   24.67     $   25.00    $   25.32     $   25.00
                                                ---------    -------     ---------     ---------    ---------     ---------
Net Investment Income (Loss)+ ............            .02        .22          (.20)         (.55)        (.01)          .05
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................           1.41      (1.01)       (10.46)          .22         1.18           .27
                                                ---------    -------     ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ..............           1.43       (.79)       (10.66)         (.33)        1.17           .32
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................            --         --            --            --            --            --
  Net Realized Capital Gains .............            --         --            --            --            --            --
                                                ---------    -------     ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Asset Value           1.43       (.79)       (10.66)         (.33)        1.17           .32
                                                ---------    -------     ---------     ---------    ---------     ---------
NET ASSET VALUE--END OF PERIOD ...........      $   25.64    $ 24.21     $   14.01     $   24.67    $   26.49     $   25.32
                                                =========    =======     =========     =========    =========     =========
TOTAL INVESTMENT RETURN ..................          5.91%    (3.16)%      (43.21)%       (1.32)%        4.62%         1.28%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** .........................          1.81%      1.95%         2.10%         2.27%        1.87%         2.07%
Net Expenses** ...........................          1.81%      1.95%         2.10%         2.27%        1.87%         2.07%
Net Investment Income (Loss)** ...........          0.19%      0.85%       (2.06)%       (2.24)%      (0.05)%        0.19%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............           621%       929%        3,330%          720%         655%          285%
Net Assets, End of Period (000's omitted)       $   6,132    $   929     $   1,221     $   1,959    $   1,892     $   1,305


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

96

-------------------------------------------------------------------------------

                                                   ELECTRONICS FUND
                                             --------------------------
                                                 PERIOD             PERIOD
                                                  ENDED              ENDED
                                               JUNE 30,       DECEMBER 31,
                                                 2002++              2001*
                                             ----------         ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......     $20.64             $25.00
                                             ----------         ----------
Net Investment Income (Loss)+ ..............       (.18)              (.43)
Net Realized and Unrealized Losses
  on Securities ............................      (5.71)             (3.93)
                                             ----------         ----------
Net Decrease in Net Asset Value
  Resulting from Operations ................      (5.89)             (4.36)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ....................       --                --
  Net Realized Capital Gains ...............       --                --
                                             ----------         ----------
Net Decrease in Net Asset Value ............      (5.89)             (4.36)
                                             ----------         ----------
NET ASSET VALUE--END OF PERIOD .............     $14.75             $20.64
                                             ==========         ==========
TOTAL INVESTMENT RETURN ....................   (28.54)%           (17.44)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ...........................      2.01%              2.36%
Net Expenses** .............................      2.01%              2.36%
Net Investment Income (Loss)** .............    (1.82)%            (2.13)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................     1,665%               466%
Net Assets, End of Period (000's omitted) ..       $830             $1,423

                                                           SEMI-ANNUAL REPORT 97


--------------------------------------------------------------------------------

                                                   ENERGY FUND           ENERGY SERVICES FUND     FINANCIAL SERVICES FUND
                                              ----------------------    ----------------------    -----------------------
                                               PERIOD         PERIOD      PERIOD        PERIOD      PERIOD         PERIOD
                                                ENDED          ENDED       ENDED         ENDED       ENDED          ENDED
                                             JUNE 30,   DECEMBER 31,    JUNE 30,  DECEMBER 31,    JUNE 30,   DECEMBER 31,
                                               2002++          2001*      2002++         2001*      2002++          2001*
                                             --------   ------------    --------    ----------    --------     ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......   $21.10         $25.00      $17.74        $25.00      $23.90         $25.00
                                             --------   ------------    --------    ----------    --------     ----------
Net Investment Income (Loss)+ ..............     (.03)          (.11)       (.09)         (.24)        .01           (.02)
Net Realized and Unrealized Losses
  on Securities ............................     (.81)         (3.79)       (.49)        (7.02)       (.16)         (1.08)
                                             --------   ------------    --------    ----------    --------     ----------
Net Decrease in Net Asset Value
  Resulting from Operations ................     (.84)         (3.90)       (.58)        (7.26)       (.15)         (1.10)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ....................     --             --           --           --          --             --
  Net Realized Capital Gains ...............     --             --           --           --          --             --
                                             --------   ------------    --------    ----------    --------     ----------
Net Decrease in Net Asset Value ............     (.84)         (3.90)       (.58)        (7.26)       (.15)         (1.10)
                                             --------   ------------    --------    ----------    --------     ----------
NET ASSET VALUE--END OF PERIOD .............   $20.26         $21.10      $17.16        $17.74      $23.75         $23.90
                                             ========   ============    ========    ==========    ========     ==========
TOTAL INVESTMENT RETURN ....................  (3.98)%       (15.60)%     (3.27)%      (29.04)%     (0.63)%        (4.40)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ...........................    1.92%          2.05%       1.76%         2.06%       2.06%          2.19%
Net Expenses** .............................    1.92%          2.05%       1.76%         2.06%       2.06%          2.19%
Net Investment Income (Loss)** .............  (0.28)%        (0.50)%     (1.00)%       (1.26)%       0.07%        (0.11)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................   1,020%           478%      1,016%        3,182%        833%           315%
Net Assets, End of Period (000's omitted) ..     $912         $2,177      $6,275        $1,551      $2,651         $2,607

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED
  * SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--ENERGY SERVICES FUND; MAY 29,2001--ENERGY FUND; JULY 20, 2001--FINANCIAL SERVICES FUND; AUGUST 3, 2001--ELECTRONICS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

98

-------------------------------------------------------------------------------

                                                                   HEALTH CARE FUND
                                                                -----------------------
                                                                   PERIOD        PERIOD
                                                                    ENDED         ENDED
                                                                 JUNE 30,  DECEMBER 31,
                                                                   2002++         2001*
                                                                ---------      --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $   23.82      $  25.00
                                                                ---------      --------
Net Investment (Loss)+ .................................             (.09)         (.30)
Net Realized and Unrealized Gains (Losses) on Securities            (4.09)         (.88)
                                                                ---------      --------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ............................            (4.18)        (1.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................            --            --
  Net Realized Capital Gains ...........................            --            --
                                                                ---------      --------
Net Increase (Decrease) in Net Asset Value .............            (4.18)        (1.18)
                                                                ---------      --------
NET ASSET VALUE--END OF PERIOD .........................        $   19.64      $  23.82
                                                                =========      ========
TOTAL INVESTMENT RETURN ................................         (17.55)%       (4.72)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** .......................................            1.88%         2.23%
Net Expenses** .........................................            1.88%         2.23%
Net Investment (Loss)** ................................          (0.87)%       (1.33)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................           1,080%          757%
Net Assets, End of Period (000's omitted) ..............        $   4,671      $    951

                                                           SEMI-ANNUAL REPORT 99


--------------------------------------------------------------------------------

                                                                      INTERNET FUND                   LEISURE FUND
                                                                -------------------------       -----------------------
                                                                   PERIOD          PERIOD          PERIOD       PERIOD
                                                                    ENDED           ENDED           ENDED        ENDED
                                                                 JUNE 30,    DECEMBER 31,        JUNE 30,   DECEMBER 31,
                                                                   2002++           2001*          2002++        2001*
                                                                ---------       ---------       ---------      --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $   15.76       $   25.00       $   18.09      $  25.00
                                                                ---------       ---------       ---------      --------
Net Investment (Loss)+ .................................             (.15)           (.37)           (.10)         (.30)
Net Realized and Unrealized Gains (Losses) on Securities            (6.59)          (8.87)           1.03         (6.61)
                                                                ---------       ---------       ---------      --------
Net Increase (Decrease) in Net Asset Value
  Resulting From Operations ............................            (6.74)          (9.24)            .93         (6.91)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................            --              --              --            --
  Net Realized Capital Gains ...........................            --              --              --            --
                                                                ---------       ---------       ---------      --------
Net Increase (Decrease) in Net Asset Value .............            (6.74)          (9.24)            .93         (6.91)
                                                                ---------       ---------       ---------      --------
NET ASSET VALUE--END OF PERIOD .........................        $    9.02       $   15.76       $   19.02      $  18.09
                                                                =========       =========       =========      ========
TOTAL INVESTMENT RETURN ................................         (42.77)%        (36.96)%           5.14%      (27.64)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** .......................................            2.19%           2.33%           1.79%         1.98%
Net Expenses** .........................................            2.19%           2.33%           1.79%         1.98%
Net Investment (Loss)** ................................          (2.15)%         (2.29)%         (1.04)%       (1.49)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................           4,791%          2,341%            977%          269%
Net Assets, End of Period (000's omitted) ..............        $     103       $     891       $   6,148      $    804

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; JUNE 19, 2001--HEALTH CARE FUND.
 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

100

--------------------------------------------------------------------------------


                                                                 PRECIOUS METALS FUND
                                                                -----------------------
                                                                   PERIOD          YEAR
                                                                    ENDED         ENDED
                                                                 JUNE 30,  DECEMBER 31,
                                                                   2002++          2001
                                                                ---------       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $    4.87       $  4.31
                                                                ---------       -------
Net Investment Income (Loss)+ ..........................             (.03)         (.04)
Net Realized and Unrealized Gains (Losses) on Securities             1.77           .60
                                                                ---------       -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................             1.74           .56
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................            --              --
  Net Realized Capital Gains ...........................            --              --
                                                                ---------       -------
Net Increase (Decrease) in Net Asset Value .............             1.74           .56
                                                                ---------       -------
NET ASSET VALUE--END OF PERIOD .........................        $    6.61       $  4.87
                                                                =========       =======
TOTAL INVESTMENT RETURN ................................           35.73%        12.99%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................          1.97%**         2.18%
Net Expenses ...........................................          1.97%**         2.18%
Net Investment Income (Loss) ...........................        (0.96)%**       (0.79)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................             679%          957%
Net Assets, End of Period (000's omitted) ..............        $  13,244       $   875

                                                          SEMI-ANNUAL REPORT 101


--------------------------------------------------------------------------------

                                                                                  PRECIOUS METALS FUND
                                                                   -------------------------------------------------------
                                                                        YEAR            YEAR            YEAR          YEAR
                                                                       ENDED           ENDED           ENDED         ENDED
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                                                        2000            1999            1998         1997*
                                                                   ---------       ---------       ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................           $    5.43       $    5.81       $    7.02     $   10.00
                                                                   ---------       ---------       ---------     ---------
Net Investment Income (Loss)+ ..........................                (.07)           (.07)           (.16)         (.11)
Net Realized and Unrealized Gains (Losses) on Securities               (1.05)           (.14)          (1.05)        (2.87)
                                                                   ---------       ---------       ---------     ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................               (1.12)           (.21)          (1.21)        (2.98)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................                 --              --              --            --
  Net Realized Capital Gains ...........................                 --             (.17)            --            --
                                                                   ---------       ---------       ---------     ---------
Net Increase (Decrease) in Net Asset Value .............               (1.12)           (.38)          (1.21)        (2.98)
                                                                   ---------       ---------       ---------     ---------
NET ASSET VALUE--END OF PERIOD .........................           $    4.31       $    5.43       $    5.81     $    7.02
                                                                   =========       =========       =========     =========
TOTAL INVESTMENT RETURN ................................             (20.63)%         (3.58)%       (17.24)%           N/A
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................               2.04%           2.17%           3.39%       9.76%**
Net Expenses ...........................................               2.04%           2.17%           3.23%       2.80%**
Net Investment Income (Loss) ...........................             (1.45)%         (1.39)%         (2.31)%     (2.19)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................                965%          1,239%          1,739%          914%
Net Assets, End of Period (000's omitted) ..............           $   3,400       $   6,992       $   2,695     $     518


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

102

-------------------------------------------------------------------------------

                                                   REAL ESTATE FUND
                                                -----------------------
                                                   PERIOD       PERIOD
                                                    ENDED        ENDED
                                                 JUNE 30, DECEMBER 31,
                                                   2002++        2001*
                                                ---------   ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........    $25.77       $25.00
                                                   ------       ------
Net Investment Income (Loss)+ .................      1.30         1.44
Net Realized and Unrealized Gains (Losses)
  on Securities ...............................      1.00         (.42)
                                                   ------       ------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...................      2.30         1.02
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .......................      --           (.25)
  Net Realized Capital Gains ..................      --           --
                                                   ------       ------
Net Increase (Decrease) in Net Asset Value ....      2.30          .77
                                                   ------       ------
NET ASSET VALUE--END OF PERIOD ................    $28.07       $25.77
                                                   ======       ======
TOTAL INVESTMENT RETURN .......................     8.93%        4.09%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ..............................     1.75%        2.31%
Net Expenses** ................................     1.75%        2.31%
Net Investment Income (Loss)** ................     9.77%        5.75%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................    1,233%          17%
Net Assets, End of Period (000's omitted) .....    $1,985         $162

                                                          SEMI-ANNUAL REPORT 103


--------------------------------------------------------------------------------


                                                   RETAILING FUND            TECHNOLOGY FUND    TELECOMMUNICATIONS FUND
                                                ---------------------    ---------------------   ----------------------
                                                  PERIOD       PERIOD      PERIOD       PERIOD     PERIOD       PERIOD
                                                   ENDED        ENDED       ENDED        ENDED      ENDED        ENDED
                                                JUNE 30, DECEMBER 31,    JUNE 30, DECEMBER 31,   JUNE 30, DECEMBER 31,
                                                  2002++        2001*      2002++        2001*     2002++        2001*
                                                --------   ----------    --------   ----------   --------   ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........   $25.65      $25.00       $18.61      $25.00       $22.56      $25.00
                                                  ------      ------       ------      ------       ------      ------
Net Investment Income (Loss)+ .................     (.19)       (.38)        (.14)       (.39)   --               (.36)
Net Realized and Unrealized Gains (Losses)
  on Securities ...............................    (1.66)       1.03        (5.99)      (6.00)       (9.62)      (2.08)
                                                  ------      ------       ------      ------       ------      ------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...................    (1.85)        .65        (6.13)      (6.39)      (9.62)       (2.44)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .......................      --          --           --          --          --          --
  Net Realized Capital Gains ..................      --          --           --          --          --          --
                                                  ------      ------       ------      ------       ------      ------
Net Increase (Decrease) in Net Asset Value ....    (1.85)        .65        (6.13)      (6.39)       (9.62)      (2.44)
                                                  ------      ------       ------      ------       ------      ------
NET ASSET VALUE--END OF PERIOD ................   $23.80      $25.65       $12.48      $18.61       $12.94      $22.56
                                                  ======      ======       ======      ======       ======      ======
TOTAL INVESTMENT RETURN .......................  (7.21)%       2.60%     (32.94)%    (25.56)%     (42.64)%     (9.76)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ..............................    2.04%       2.24%        1.99%       2.34%        1.99%       2.25%
Net Expenses** ................................    2.04%       2.24%        1.99%       2.34%        1.99%       2.25%
Net Investment Income (Loss)** ................  (1.49)%     (1.65)%      (1.77)%     (2.08)%      (0.03)%     (1.61)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................   1,102%        740%         437%        490%       1,612%      1,316%
Net Assets, End of Period (000's omitted) .....   $1,351      $1,994       $1,533      $1,216         $391        $407


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED
  * SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND; JULY 23, 2001--RETAILING FUND; JULY 27, 2001--TELECOMMUNICATIONS FUND; OCTOBER 1, 2001--REAL ESTATE FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

104



FINANCIAL HIGHLIGHTS (CONCLUDED)
-------------------------------------------------------------------------------

                                                 TRANSPORTATION FUND
                                                ---------------------
                                                  PERIOD       PERIOD
                                                   ENDED        ENDED
                                                JUNE 30, DECEMBER 31,
                                                  2002++        2001*
                                                -------- ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........   $24.40       $25.00
                                                  ------       ------
Net Investment Income (Loss)+ .................     (.13)        (.20)
Net Realized and Unrealized Gains (Losses)
  on Securities ...............................      .10         (.40)
                                                  ------       ------
Net Decrease in Net Asset Value
  Resulting From Operations ...................     (.03)        (.60)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .......................     --           --
  Net Realized Capital Gains ..................     --           --
                                                  ------       ------
Net Decrease in Net Asset Value ...............     (.03)        (.60)
                                                  ------       ------
NET ASSET VALUE--END OF PERIOD ................   $24.37       $24.40
                                                  ======       ======
TOTAL INVESTMENT RETURN .......................  (0.12)%      (2.40)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ..............................    1.89%        2.16%
Net Expenses** ................................    1.89%        2.16%
Net Investment Income (Loss)** ................  (1.04)%      (0.89)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................   1,861%         609%
Net Assets, End of Period (000's omitted) .....   $1,442         $522

                                                          SEMI-ANNUAL REPORT 105


--------------------------------------------------------------------------------

                                                     UTILITIES FUND
                                                  ---------------------
                                                    PERIOD       PERIOD
                                                     ENDED        ENDED
                                                  JUNE 30, DECEMBER 31,
                                                    2002++        2001*
                                                  -------- ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........     $18.23      $25.00
                                                    ------      ------
Net Investment Income (Loss)+ .................        .15         .33
Net Realized and Unrealized Gains (Losses)
  on Securities ...............................      (3.30)      (7.10)
                                                    ------      ------
Net Decrease in Net Asset Value
  Resulting From Operations ...................      (3.15)      (6.77)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .......................       --          --
  Net Realized Capital Gains ..................       --          --
                                                    ------      ------
Net Decrease in Net Asset Value ...............      (3.15)      (6.77)
                                                    ------      ------
NET ASSET VALUE--END OF PERIOD ................     $15.08      $18.23
                                                    ======      ======
TOTAL INVESTMENT RETURN .......................   (17.28)%    (27.08)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses** ..............................      1.72%       2.08%
Net Expenses** ................................      1.72%       2.08%
Net Investment Income (Loss)** ................      1.78%       1.59%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................       523%      1,040%
Net Assets, End of Period (000's omitted) .....     $6,506        $908


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--UTILITIES FUND; JUNE 11, 2001--TRANSPORTATION FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

106



NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. As of June 30, 2002, the Trust consisted of thirty-one operating Funds: the U.S. Government Money Market Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund (collectively the "Funds"), and is managed by Rydex Global Advisors (the "Advisor"). Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the latest quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

                                                          SEMI-ANNUAL REPORT 107

--------------------------------------------------------------------------------

B. Securities transactions are recorded on the trade date for financial reporting purposes and realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis.

C. Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by the Advisor. These initial costs relate to the formation of the Trust and were allocated to the U.S. Government Money Market Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the U.S. Government Bond Fund, and the Precious Metals Fund (collectively the "Original Funds") and were amortized on a straight-line basis over a five-year period beginning with the commencement of operations. These amortized costs were then allocated to the Original Funds daily and reconciled and settled monthly between the Original Funds on the basis of the relative net assets of each of the Original Funds to the total net assets of the Original Funds. The monthly-amortized amount was reimbursed to the Advisor. An additional $35,000 of organization costs associated with the Separate Account Restructuring was incurred by the Original Funds and allocated to the Original Funds during the year ended December 31, 1998. These costs were being amortized over the remaining amortization period of the initial organization costs. As of June 30, 2002 all deferred organization costs had been amortized by the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by this difference.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized

108



NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of the securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

                                                          SEMI-ANNUAL REPORT 109


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   FINANCIAL INSTRUMENTS
As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, foreign-denominated investments, forward currency contracts and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian, or the repurchase agreements allocated to each Fund.

Foreign-denominated investments and forward currency contracts may involve more risks than domestic transactions, including currency risk, political risk, economic risk, regulatory risk, and market risk. Risks also arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

110


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The risks inherent in the use of options, futures contracts, options on futures contracts, foreign-denominated investments, forward currency contracts and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

3.   REPURCHASE AGREEMENTS
The Trust, which includes all thirty-one operating funds, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding on June 30, 2002 are as follows:

COUNTERPARTY                     TERMS OF AGREEMENT   FACE VALUE  MARKET VALUE
------------                     ------------------  -----------  ------------
Salomon Smith Barney, Inc. .....  1.85% due 7/1/02   $10,000,000   $10,000,000
Lehman Brothers, Inc. ..........  1.86% due 7/1/02     8,735,755     8,735,755
U.S. Bank ......................  1.83% due 7/1/02     7,000,000     7,000,000
Paine Webber, Inc. .............  1.83% due 7/1/02     5,000,000     5,000,000
                                                                   -----------
                                                                   $30,735,755
                                                                   ===========

As of June 30, 2002, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                                 RATE     PAR VALUE   MARKET VALUE
---------------                        -----------     ---------   ------------
U.S. Treasury Bond .............       5.50%-6.00%   $21,139,123    $21,263,643
U.S. Treasury Bills ............                --    10,240,000     10,070,016
                                                                    -----------
                                                                    $31,333,659
                                                                    ===========

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annual percentage rate of one-half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, eighty-five hundredths of one percent (0.85%) of the average daily net assets of the

                                                          SEMI-ANNUAL REPORT 111

-------------------------------------------------------------------------------

Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund, and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, and the Sector Rotation Fund. Certain officers and trustees of the Trust are also officers and directors of the Advisor.

Rydex Fund Services Company, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and at an annual percentage rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Energy Fund, the Energy Services Fund, the Healthcare Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Technology Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds.

Certain officers and trustees of the trust are also officers and directors of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc., an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to Rydex Distributors, Inc. at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net assets. Rydex Distributors, Inc., in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs.

112

--------------------------------------------------------------------------------

5.   SECURITIES TRANSACTIONS
During the period ended June 30, 2002 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                         U.S.
                   GOVERNMENT
                        MONEY
                       MARKET            NOVA            URSA             OTC          ARKTOS
                         FUND            FUND            FUND            FUND            FUND
                 ------------    ------------     -----------    ------------     -----------
Purchases ...    $         --    $110,288,863     $        --    $ 75,015,269     $        --
Sales .......    $         --    $109,775,980     $        --    $100,532,715     $        --

                                                                                         U.S.
                    TITAN 500    VELOCITY 100          MEDIUS          MEKROS      GOVERNMENT
                         FUND            FUND            FUND            FUND       BOND FUND
                 ------------    ------------     -----------    ------------     -----------
Purchases ...    $         --    $         --     $34,259,337    $ 51,554,119     $53,819,576
Sales .......    $         --    $         --     $33,198,376    $ 57,416,563     $47,123,705

                    LARGE-CAP       LARGE-CAP          SECTOR                           BASIC
                       EUROPE           JAPAN        ROTATION         BANKING       MATERIALS
                         FUND            FUND            FUND            FUND            FUND
                 ------------    ------------     -----------    ------------     -----------
Purchases ...    $         --    $         --     $ 9,990,392    $ 28,755,768     $22,869,003
Sales .......    $         --    $         --     $ 2,414,333    $ 28,141,440     $17,606,402

                     BIOTECH-        CONSUMER                                          ENERGY
                       NOLOGY        PRODUCTS     ELECTRONICS          ENERGY        SERVICES
                         FUND            FUND            FUND            FUND            FUND
                 ------------    ------------     -----------    ------------     -----------
Purchases ...    $ 42,818,490    $ 17,800,604     $32,810,191    $ 16,498,491     $39,151,569
Sales .......    $ 41,897,139    $ 17,420,870     $32,619,754    $ 17,654,109     $34,056,892

                    FINANCIAL          HEALTH                                        PRECIOUS
                     SERVICES            CARE        INTERNET         LEISURE          METALS
                         FUND            FUND            FUND            FUND            FUND
                 ------------    ------------     -----------    ------------     -----------
Purchases ...    $ 33,826,981    $ 33,465,170     $15,170,423    $ 32,100,795     $67,852,422
Sales .......    $ 33,505,964    $ 29,111,352     $15,659,943    $ 26,536,606     $56,944,762

                         REAL                                      TELECOMMU-          TRANS-
                       ESTATE       RETAILING      TECHNOLOGY       NICATIONS       PORTATION
                         FUND            FUND            FUND            FUND            FUND
                 ------------    ------------     -----------    ------------     -----------
Purchases ...    $  7,776,065    $ 19,220,701     $ 8,470,413    $  4,752,815     $19,194,630
Sales .......    $  5,996,013    $ 19,821,931     $ 7,254,369    $  4,607,128     $18,425,518

                    UTILITIES
                         FUND
                 ------------
Purchases ...    $ 33,255,424
Sales .......    $ 26,303,474

                                                          SEMI-ANNUAL REPORT 113


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.   FEDERAL INCOME TAX INFORMATION
The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS
At June 30, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:


                                                    TAX            TAX             NET
                                     TAX     UNREALIZED     UNREALIZED      UNREALIZED
FUND                                COST           GAIN         (LOSS)     GAIN/(LOSS)
------                     -------------     ----------   ------------     -----------
U.S. Government Money
  Market Fund ...........   $119,749,925     $     --     $       --      $       --
Nova Fund ...............     45,852,419           --       (5,907,291)     (5,907,291)
Ursa Fund ...............     19,971,382         29,982         (3,038)         26,944
OTC Fund ................    108,414,943      5,813,942    (22,839,400)    (17,025,458)
Arktos Fund .............      9,852,653           --             (360)           (360)
Titan 500 Fund ..........      2,076,552           --          (23,955)        (23,955)
Velocity 100 Fund .......      2,605,669           --         (590,541)       (590,541)
Medius Fund .............      2,272,053           --         (227,758)       (227,758)
Mekros Fund .............      2,103,006           --          (85,914)        (85,914)
U.S. Government Bond Fund     17,510,069        335,254           --           335,254
Large-Cap Europe Fund ...      2,283,411           --             --              --
Large-Cap Japan Fund ....      2,435,987           --             --              --
Sector Rotation Fund ....      7,807,554         66,331       (290,982)       (224,651)
Banking Fund ............      1,272,205         83,681         (3,395)         80,286
Basic Materials Fund ....      6,230,805         75,231       (206,453)       (131,222)
Biotechnology Fund ......      1,953,209           --         (715,364)       (715,364)
Consumer Products Fund ..      1,820,269         73,832        (41,527)         32,305
Electronics Fund ........      1,268,765           --         (441,923)       (441,923)
Energy Fund .............        854,649         43,638         (9,257)         34,381
Energy Services Fund ....      6,920,746         17,739       (651,703)       (633,964)

114

-------------------------------------------------------------------------------

                                                         TAX            TAX           NET
                                           TAX    UNREALIZED     UNREALIZED    UNREALIZED
FUND                                      COST          GAIN         (LOSS)   GAIN/(LOSS)
------                             -----------    ----------    -----------   -----------
Financial Services Fund ........   $ 2,770,348       $    --    $  (181,102)  $  (181,102)
Health Care Fund ...............     4,691,127            --       (175,648)     (175,648)
Internet Fund ..................       240,972            --       (135,698)     (135,698)
Leisure Fund ...................     6,535,951            --       (379,499)     (379,499)
Precious Metals Fund ...........    13,170,852        55,519        (38,171)       17,348
Real Estate Fund ...............     1,982,661            --        (13,701)      (13,701)
Retailing Fund .................     1,354,105            --        (67,337)      (67,337)
Technology Fund ................     1,967,095            --       (470,665)     (470,665)
Telecommunications Fund ........       395,765            --        (34,886)      (34,886)
Transportation Fund ............     1,382,689        38,435        (21,648)       16,787
Utilities Fund .................     7,901,697        13,221     (1,413,862)   (1,400,641)

POST-OCTOBER LOSSES DEFERRED
Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $671, $14,593, and $2,720 of realized capital losses recognized for federal income tax purposes have been in 2002 for Mekros Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund, respectively.

7.   SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended June 30, 2002 were:

                                    U.S.
                              GOVERNMENT
                                   MONEY
                                  MARKET         NOVA         URSA         OTC      ARKTOS
                                    FUND         FUND         FUND        FUND        FUND
                          --------------  -----------  -----------  ----------  ----------
Shares Purchased ........  1,166,869,867   24,253,037   21,260,142   8,322,866   7,099,539
Purchased through
  Dividend Reinvestment .        300,422           --           --          --          --
                          --------------  -----------  -----------  ----------  ----------
Total Purchased .........  1,167,170,289   24,253,037   21,260,142   8,322,866   7,099,539
Shares Redeemed ......... (1,105,226,654) (25,289,381) (21,775,265) (9,980,335) (6,928,124)
                          --------------  -----------  -----------  ----------  ----------
Net Shares Purchased
  (Redeemed) ............     61,943,635   (1,036,344)    (515,123) (1,657,469)    171,415
                          ==============  ===========  ===========  ==========  ==========

                                                          SEMI-ANNUAL REPORT 115

--------------------------------------------------------------------------------

                                                                             U.S.
                                     VELOCITY                          GOVERNMENT
                        TITAN 500         100      MEDIUS      MEKROS        BOND
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased ....   1,353,896   5,797,878   1,369,575   1,766,242   3,709,677
Purchased through
  Dividend Reinvestment        --          --          --          --      19,973
                       ----------  ----------  ----------  ----------  ----------
Total Purchased .....   1,353,896   5,797,878   1,369,575   1,766,242   3,729,650
Shares Redeemed .....  (1,296,995) (5,571,854) (1,332,962) (1,965,437) (2,500,936)
                       ----------  ----------  ----------  ----------  ----------
Net Shares Purchased
  (Redeemed) ........      56,901     226,024      36,613    (199,195)  1,228,714
                       ==========  ==========  ==========  ==========  ==========

                        LARGE-CAP   LARGE-CAP      SECTOR                   BASIC
                           EUROPE       JAPAN    ROTATION     BANKING   MATERIALS
                             FUND        FUND       FUND*        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased ....   1,445,604   3,827,732     845,283   1,121,727     825,667
Purchased through
  Dividend Reinvestment        --          --          --          --          --
                       ----------  ----------  ----------  ----------  ----------
Total Purchased .....   1,445,604   3,827,732     845,283   1,121,727     825,667
Shares Redeemed .....  (1,413,672) (3,712,050)   (73,362)  (1,098,354)   (624,832)
                       ----------  ----------  ----------  ----------  ----------
Net Shares Purchased
  (Redeemed) ........      31,932     115,682     771,921      23,373     200,835
                       ==========  ==========  ==========  ==========  ==========

                         BIOTECH-    CONSUMER       ELEC-                  ENERGY
                           NOLOGY    PRODUCTS     TRONICS      ENERGY    SERVICES
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased ....   2,401,952     628,618   1,887,161     804,924   2,284,457
Purchased through
  Dividend Reinvestment        --          --          --          --          --
                       ----------  ----------  ----------  ----------  ----------
Total Purchased .....   2,401,952     628,618   1,887,161     804,924   2,284,457
Shares Redeemed .....  (2,394,213)   (608,733) (1,899,796)   (863,105) (2,006,166)
                       ----------  ----------  ----------  ----------  ----------
Net Shares Purchased
  (Redeemed) ........       7,739      19,885     (12,635)    (58,181)    278,291
                       ==========  ==========  ==========  ==========  ==========

                        FINANCIAL      HEALTH                            PRECIOUS
                         SERVICES        CARE    INTERNET     LEISURE      METALS
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased ....   1,499,926   1,456,767   1,048,246   1,290,463  11,683,320
Purchased through
  Dividend Reinvestment        --          --          --          --          --
                       ----------  ----------  ----------  ----------  ----------
Total Purchased .....   1,499,926   1,456,767   1,048,246   1,290,463  11,683,320
Shares Redeemed .....  (1,497,423) (1,258,822) (1,093,380) (1,011,718) (9,860,778)
                       ----------  ----------  ----------  ----------  ----------
Net Shares Purchased
  (Redeemed) ........       2,503     197,945     (45,134)    278,745   1,822,542
                       ==========  ==========  ==========  ==========  ==========

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002--SECTOR ROTATION FUND.

116

--------------------------------------------------------------------------------

                             REAL                            TELECOM-      TRANS-
                           ESTATE   RETAILING  TECHNOLOGY MUNICATIONS   PORTATION
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased .....    328,492     747,386     571,794     297,040     773,688
Purchased through
  Dividend Reinvestment        --          --          --          --          --
                       ----------  ----------  ----------  ----------  ----------
Total Purchased ......    328,492     747,386     571,794     297,040     773,688
Shares Redeemed ......   (264,086)   (768,391)   (514,288)   (284,820)   (735,903)
                       ----------  ----------  ----------  ----------  ----------
Net Shares Purchased
  (Redeemed) .........     64,406     (21,005)     57,506      12,220      37,785
                       ==========  ==========  ==========  ==========  ==========

                        UTILITIES
                             FUND
                       ----------
Shares Purchased .....  1,955,347
Purchased through
  Dividend Reinvestment        --
                       ----------
Total Purchased ......  1,955,347
Shares Redeemed ...... (1,573,855)
                       ----------
Net Shares Purchased
  (Redeemed) .........    381,492
                       ==========


Transactions in shares for the year ended December 31, 2001 were:

                             U.S.
                       GOVERNMENT
                            MONEY
                           MARKET        NOVA        URSA         OTC      ARKTOS
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased ...  937,833,385  45,650,726  54,808,157  19,820,254   4,307,782
Purchased through
  Dividend
  Reinvestment .....    1,461,450   1,215,781          --          --          --
                     ------------  ---------- ----------- -----------  ----------
Total Purchased ....  939,294,835  46,866,507  54,808,157  19,820,254   4,307,782
Shares Redeemed .... (882,272,591)(52,672,793)(57,017,283)(27,121,586) (4,105,810)
                     ------------  ---------- ----------- -----------  ----------
Net Change .........   57,022,244  (5,806,286) (2,209,126) (7,301,332)    201,972
                     ============  ========== =========== ===========  ==========

                                                          SEMI-ANNUAL REPORT 117


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                             U.S.
                                     VELOCITY                          GOVERNMENT
                        TITAN 500         100      MEDIUS      MEKROS        BOND
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased .....    431,694   2,562,479     507,565   1,160,476   2,954,315
Purchased through
  Dividend Reinvestment        --          --         356         367      13,995
                       ----------  ----------  ----------  ----------  ----------
Total Purchased ......    431,694   2,562,479     507,921   1,160,843   2,968,310
Shares Redeemed ......   (421,282) (2,550,227)   (483,761)   (893,714) (2,997,555)
                       ----------  ----------  ----------  ----------  ----------
Net Change ...........     10,412      12,252      24,160     267,129     (29,245)
                       ==========  ==========  ==========  ==========  ==========

                        LARGE-CAP   LARGE-CAP                   BASIC    BIOTECH-
                           EUROPE       JAPAN     BANKING   MATERIALS      NOLOGY
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased .....    413,045   1,490,802     279,004     511,610     398,053
Purchased through
  Dividend Reinvestment        --          --          --          --          --
                       ----------  ----------  ----------  ----------  ----------
Total Purchased ......    413,045   1,490,802     279,004     511,610     398,053
Shares Redeemed ......   (365,843) (1,461,466)   (254,013)   (473,246)   (318,656)
                       ----------  ----------  ----------  ----------  ----------
Net Change ...........     47,202      29,336      24,991      38,364      79,397
                       ==========  ==========  ==========  ==========  ==========

                         CONSUMER       ELEC-                  ENERGY   FINANCIAL
                         PRODUCTS     TRONICS      ENERGY    SERVICES    SERVICES
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased .....    177,519     184,308     384,925   1,086,943     263,634
Purchased through
  Dividend Reinvestment        --          --          --          --          --
                       ----------  ----------  ----------  ----------  ----------
Total Purchased ......    177,519     184,308     384,925   1,086,943     263,634
Shares Redeemed ......   (125,976)   (115,383)   (281,740)   (999,547)   (154,519)
                       ----------  ----------  ----------  ----------  ----------
Net Change ...........     51,543      68,925     103,185      87,396     109,115
                       ==========  ==========  ==========  ==========  ==========

                           HEALTH                            PRECIOUS        REAL
                             CARE    INTERNET     LEISURE      METALS      ESTATE
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased .....    391,987     549,696     163,108   7,715,854       7,039
Purchased through
  Dividend Reinvestment        --          --          --          --          61
                       ----------  ----------  ----------  ----------  ----------
Total Purchased ......    391,987     549,696     163,108   7,715,854       7,100
Shares Redeemed ......   (352,078)   (493,167)   (118,670) (8,325,767)       (798)
                       ----------  ----------  ----------  ----------  ----------
Net Change ...........     39,909      56,529      44,438    (609,913)      6,302
                       ==========  ==========  ==========  ==========  ==========

118


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                 TELECOM-      TRANS-
                        RETAILING  TECHNOLOGY MUNICATIONS   PORTATION   UTILITIES
                             FUND        FUND        FUND        FUND        FUND
                       ----------  ----------  ----------  ----------  ----------
Shares Purchased .....    248,625     345,807     230,043     106,404     201,192
Purchased through
  Dividend
  Reinvestment                 --          --          --          --          --
                       ----------  ----------  ----------  ----------  ----------
Total Purchased ......    248,625     345,807     230,043     106,404     201,192
Shares Redeemed ......   (170,882)   (280,445)   (212,014)    (85,010)   (151,372)
                       ----------  ----------  ----------  ----------  ----------
Net Change ...........     77,743      65,362      18,029      21,394      49,820
                       ==========  ==========  ==========  ==========  ==========

Transactions in dollars for the period ended June 30, 2002 were:

                               U.S.
                         GOVERNMENT
                              MONEY
                             MARKET         NOVA          URSA           OTC        ARKTOS
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $1,166,869,867 $198,835,509  $138,592,499  $110,789,079  $230,517,264
Purchased through
  Dividend
  Reinvestment              300,422           --            --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....  1,167,170,289  198,835,509   138,592,499   110,789,079   230,517,264
Shares Redeemed .... (1,105,226,654)(204,251,969) (141,704,330) (130,848,211) (224,649,945)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $   61,943,635 $ (5,416,460) $ (3,111,831) $(20,059,132) $  5,867,319
                     ============== ============  ============  ============  ============

                                                                                      U.S.
                                                                                GOVERNMENT
                          TITAN 500 VELOCITY 100        MEDIUS        MEKROS          BOND
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $   34,232,356 $166,984,018  $ 44,938,566  $ 58,093,309  $ 41,380,777
Purchased through
  Dividend
  Reinvestment                   --           --            --            --       223,802
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....     34,232,356  166,984,018    44,938,566    58,093,309    41,604,579
Shares Redeemed ....    (32,871,677)(159,337,155)  (43,607,184)  (63,670,405)  (27,901,877)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $    1,360,679 $  7,646,863  $  1,331,382  $ (5,577,096) $ 13,702,702
                     ============== ============  ============  ============  ============

                          LARGE-CAP    LARGE-CAP        SECTOR                       BASIC
                             EUROPE        JAPAN      ROTATION       BANKING      MATERIAL
                               FUND         FUND         FUND*          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $   38,131,453 $ 87,468,498  $  8,346,132  $ 31,046,284  $ 21,505,710
Purchased through
  Dividend
  Reinvestment                   --           --            --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....     38,131,453   87,468,498     8,346,132    31,046,284    21,505,710
Shares Redeemed ....    (36,653,057) (84,528,542)     (684,730)  (30,433,367)  (16,096,913)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $    1,478,396 $  2,939,956  $  7,661,402  $    612,917  $  5,408,797
                     ============== ============  ============  ============  ============

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002--SECTOR ROTATION FUND.

                                                          SEMI-ANNUAL REPORT 119

--------------------------------------------------------------------------------

                           BIOTECH-     CONSUMER                                    ENERGY
                             NOLOGY     PRODUCTS   ELECTRONICS        ENERGY      SERVICES
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $   46,389,359 $ 16,988,296  $ 38,047,084  $ 17,364,244  $ 43,142,789
Purchased through
  Dividend
  Reinvestment                   --          --             --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....     46,389,359   16,988,296    38,047,084    17,364,244    43,142,789
Shares Redeemed ....    (45,486,627) (16,547,636)  (37,852,412)  (18,510,327)  (37,886,905)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $      902,732 $    440,660  $    194,672  $ (1,146,083) $  5,255,884
                     ============== ============  ============  ============  ============

                          FINANCIAL       HEALTH                                  PRECIOUS
                           SERVICES         CARE      INTERNET       LEISURE        METALS
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ..  $   36,937,563 $ 33,341,960  $ 15,932,969  $ 25,325,895  $ 74,702,819
Purchased through
  Dividend Reinvestment          --           --            --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ...      36,937,563   33,341,960    15,932,969    25,325,895    74,702,819
Shares Redeemed ...     (36,547,298) (28,805,171)  (16,436,215)  (19,611,568)  (63,292,486)
                     -------------- ------------  ------------  ------------  ------------
Net Change ........  $      390,265 $  4,536,789  $   (503,246) $  5,714,327  $ 11,410,333
                     ============== ============  ============  ============  ============

                               REAL                                 TELECOM-        TRANS-
                             ESTATE    RETAILING    TECHNOLOGY   MUNICATIONS     PORTATION
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $    8,981,751 $ 19,224,767  $  9,566,242  $  5,154,760  $ 19,559,659
Purchased through
  Dividend Reinvestment          --           --            --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....      8,981,751   19,224,767     9,566,242     5,154,760    19,559,659
Shares Redeemed ....     (7,179,897) (19,763,324)   (8,278,954)   (4,983,182)  (18,717,689)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $    1,801,854 $   (538,557) $  1,287,288  $    171,578  $    841,970
                     ============== ============  ============  ============  ============

                          UTILITIES
                               FUND
                     --------------
Shares Purchased ... $   34,451,066
Purchased through
  Dividend Reinvestment          --
                     --------------
Total Purchased ....     34,451,066
Shares Redeemed ....    (27,406,338)
                     --------------
Net Change ......... $    7,044,728
                     ==============

120

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 2001 were:

                              U.S.
                        GOVERNMENT
                             MONEY
                            MARKET         NOVA          URSA            OTC        ARKTOS
                              FUND         FUND          FUND           FUND          FUND
                     ------------- ------------  ------------  -------------  ------------
Shares Purchased ... $ 937,833,385 $515,564,539  $355,953,855  $ 361,652,675  $134,211,434
Purchased through
  Dividend
  Reinvestment .....     1,461,450    9,227,775            --             --            --
                     ------------- ------------  ------------  -------------  ------------
Total Purchased ....   939,294,835  524,792,314   355,953,855    361,652,675   134,211,434
Shares Redeemed ....  (882,272,591)(595,575,708) (368,856,160)  (482,408,690) (126,685,863)
                     ------------- ------------  ------------  -------------  ------------
Net Change ......... $  57,022,244 $(70,783,394) $(12,902,305) $(120,756,015) $  7,525,571
                     ============= ============  ============  =============  ============

                                                                                      U.S.
                                                                                GOVERNMENT
                          TITAN 500 VELOCITY 100        MEDIUS        MEKROS          BOND
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $   12,217,088 $102,187,273  $ 15,403,631  $ 35,475,977  $ 34,019,063
Purchased through
  Dividend Reinvestment          --           --        11,313        11,994       160,884
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....     12,217,088  102,187,273    15,414,944    35,487,971    34,179,947
Shares Redeemed ....    (11,911,544)(103,171,975)  (14,815,532)  (27,008,987)  (33,875,892)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $      305,544 $   (984,702) $    599,412  $  8,478,984  $    304,055
                     ============== ============  ============  ============  ============

                          LARGE-CAP    LARGE-CAP                       BASIC      BIOTECH-
                             EUROPE        JAPAN       BANKING      MATERIAL        NOLOGY
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $   11,167,879 $ 35,017,468  $  7,045,968  $ 12,388,457  $   9,749,735
Purchased through
  Dividend Reinvestment          --           --            --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....     11,167,879   35,017,468     7,045,968    12,388,457     9,749,735
Shares Redeemed ....     (9,966,761) (34,362,018)   (6,297,620)  (11,267,087)   (7,699,836)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $    1,201,118 $    655,450  $    748,348  $  1,121,370  $  2,049,899
                     ============== ============  ============  ============  ============

                           CONSUMER                                   ENERGY     FINANCIAL
                           PRODUCTS  ELECTRONICS        ENERGY      SERVICES      SERVICES
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $    4,393,551 $  3,911,232  $  8,387,916  $ 18,277,787  $  6,213,701
Purchased through
  Dividend Reinvestment          --           --            --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....      4,393,551    3,911,232     8,387,916    18,277,787     6,213,701
Shares Redeemed ....     (3,111,490)  (2,402,738)   (5,976,934)  (16,758,791)   (3,656,599)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $    1,282,061 $  1,508,494  $  2,410,982  $  1,518,996  $  2,557,102
                     ============== ============  ============  ============  ============

                                                          SEMI-ANNUAL REPORT 121

--------------------------------------------------------------------------------

                             HEALTH                                 PRECIOUS          REAL
                               CARE     INTERNET       LEISURE        METALS        ESTATE
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $    9,463,583 $  8,967,831  $  3,246,344  $ 37,542,074  $    178,312
Purchased through
  Dividend Reinvestment          --           --            --            --         1,578
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....      9,463,583    8,967,831     3,246,344    37,542,074       179,890
Shares Redeemed ....     (8,332,391)  (7,666,907)   (2,006,626)  (39,388,158)      (20,744)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $    1,131,192 $  1,300,924  $  1,239,718  $ (1,846,084) $    159,146
                     ============== ============  ============  ============  ============

                                                      TELECOM-        TRANS-
                          RETAILING   TECHNOLOGY   MUNICATIONS     PORTATION     UTILITIES
                               FUND         FUND          FUND          FUND          FUND
                     -------------- ------------  ------------  ------------  ------------
Shares Purchased ... $    5,972,066 $  6,494,139  $  5,247,890  $  2,383,864  $  4,123,785
Purchased through
  Dividend Reinvestment          --           --            --            --            --
                     -------------- ------------  ------------  ------------  ------------
Total Purchased ....      5,972,066    6,494,139     5,247,890     2,383,864     4,123,785
Shares Redeemed ....     (4,081,518)  (5,362,320)   (4,779,002)   (1,861,161)   (3,083,815)
                     -------------- ------------  ------------  ------------  ------------
Net Change ......... $    1,890,548 $  1,131,819  $    468,888  $    522,703  $  1,039,970
                     ============== ============  ============  ============  ============

8.   NET ASSETS
At June 30, 2002, net assets consisted of:

                             U.S. GOVERNMENT
                                MONEY MARKET          NOVA        URSA           OTC       ARKTOS
                                        FUND          FUND        FUND          FUND         FUND
                                ------------  ------------ ----------- -------------  -----------
Paid-In-Capital ............    $158,371,170  $160,515,084 $20,115,506 $ 505,343,361  $13,436,496
Undistributed Net
  Investment Income (Loss)            89,061     2,421,252     318,256    (1,136,017)     214,458
Accumulated Net Realized
  Gain (Loss) on Investments          (1,163) (120,202,491) (2,774,372) (408,628,557)   1,982,879
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, Options and
  Futures Contracts ........              --    (1,611,850)    302,710    (3,275,445)    (287,243)
                                ------------  ------------ ----------- -------------  -----------
Net Assets .................    $158,459,068  $ 41,121,995 $17,962,100 $  92,303,342  $15,346,590
                                ============  ============ =========== =============  ===========

122

--------------------------------------------------------------------------------

                                                                                       U.S.
                                              VELOCITY                           GOVERNMENT
                                 TITAN 500         100      MEDIUS      MEKROS         BOND
                                      FUND        FUND        FUND        FUND         FUND
                                ----------  ----------  ----------  ----------  -----------
Paid-In-Capital ..............  $1,666,223  $8,714,411  $1,930,794  $2,901,888  $19,818,138
Undistributed Net
  Investment Income (Loss) ...      (2,327)    (14,711)     (3,310)    (13,125)       2,810
Accumulated Net Realized
  Gain (Loss) on Investments .    (215,816) (4,466,725)   (211,728)   (969,234)  (1,650,726)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, Options and
  Futures Contracts ..........     (29,351)   (534,204)     83,459     109,265      470,405
                                ----------  ----------  ----------  ----------  -----------
Net Assets ...................  $1,418,729  $3,698,771  $1,799,215  $2,028,794  $18,640,627
                                ==========  ==========  ==========  ==========  ===========

                                 LARGE-CAP   LARGE-CAP      SECTOR                    BASIC
                                    EUROPE       JAPAN    ROTATION     BANKING    MATERIALS
                                      FUND        FUND        FUND        FUND         FUND
                                ----------  ----------  ----------  ----------  -----------
Paid-In-Capital ..............  $2,714,673  $3,582,102  $7,661,402  $1,361,265  $ 6,530,167
Undistributed Net
  Investment Income (Loss) ...      (5,520)    (11,949)      2,832      23,834        9,206
Accumulated Net Realized
  Gain (Loss) on Investments .    (769,889)    734,805    (219,008)   (138,167)    (427,005)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, Options and
  Futures Contracts ..........      49,126    (852,812)   (190,667)    100,979       19,851
                                ----------  ----------  ----------  ----------  -----------
Net Assets ...................  $1,988,390  $3,452,146  $7,254,559  $1,347,911  $ 6,132,219
                                ==========  ==========  ==========  ==========  ===========

                                  BIOTECH-    CONSUMER       ELEC-                   ENERGY
                                    NOLOGY    PRODUCTS     TRONICS      ENERGY     SERVICES
                                      FUND        FUND        FUND        FUND         FUND
                                ----------  ----------  ----------  ----------  -----------
Paid-In-Capital ..............  $2,952,631  $1,722,721  $1,703,166  $1,262,108  $ 6,774,880
Undistributed Net
  Investment Income (Loss) ...     (18,168)        523     (18,945)     (2,203)     (19,040)
Accumulated Net Realized
  Gain (Loss) on Investments .  (1,774,174)     47,416    (873,737)   (382,599)    (149,533)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, Options and
  Futures Contracts ..........      60,422     121,746      19,949      34,439     (331,576)
                                ----------  ----------  ----------  ----------  -----------
Net Assets ...................  $1,220,711  $1,892,406  $  830,433  $  911,745  $ 6,274,731
                                ==========  ==========  ==========  ==========  ===========

                                                          SEMI-ANNUAL REPORT 123


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                 FINANCIAL      HEALTH                             PRECIOUS
                                  SERVICES        CARE    INTERNET     LEISURE       METALS
                                      FUND        FUND        FUND        FUND         FUND
                                ----------  ----------  ----------  ----------  -----------
Paid-In-Capital ..............  $2,947,367  $5,667,981  $  792,729  $6,947,735  $14,671,305
Undistributed Net
  Investment Income (Loss) ...       1,564     (12,906)     (5,011)    (15,878)     (39,389)
Accumulated Net Realized
  Gain (Loss) on Investments .    (382,286)   (969,633)   (681,258)   (733,496)  (2,240,037)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, Options and
  Futures Contracts ..........      83,975     (14,388)     (3,729)    (50,355)     852,408
                                ----------  ----------  ----------  ----------  -----------
Net Assets ...................  $2,650,620  $4,671,054  $  102,731  $6,148,006  $13,244,287
                                ==========  ==========  ==========  ==========  ===========

                                      REAL                            TELECOM-       TRANS-
                                    ESTATE   RETAILING  TECHNOLOGY MUNICATIONS    PORTATION
                                      FUND        FUND        FUND        FUND         FUND
                                ----------  ----------  ----------  ----------  -----------
Paid-In-Capital ..............  $1,961,000  $1,351,991  $2,419,107  $  638,132  $ 1,363,373
Undistributed Net
  Investment Income (Loss) ...      27,298     (13,555)    (17,464)        (54)      (5,855)
Accumulated Net Realized
  Gain (Loss) on Investments .     (55,101)    (42,770)   (789,716)   (235,089)     (13,000)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, Options and
  Futures Contracts ..........      51,787      54,846     (79,151)    (11,580)      97,687
                                ----------  ----------  ----------  ----------  -----------
Net Assets ...................  $1,984,984  $1,350,512  $1,532,776  $  391,409  $ 1,442,205
                                ==========  ==========  ==========  ==========  ===========

                                 UTILITIES
                                      FUND
                                ----------
Paid-In-Capital ..............  $8,084,698
Undistributed Net
  Investment Income (Loss) ...      49,129
Accumulated Net Realized
  Gain (Loss) on Investments .    (984,233)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, Options and
  Futures Contracts ..........    (643,445)
                                ----------
Net Assets ...................  $6,506,149
                                ==========

9.   PORTFOLIO SECURITIES LOANED
As of June 30, 2002, the following funds participated in securities lending and received cash collateral:

                                                                   VALUE OF
                                          CASH                     SECURITY
FUND                                COLLATERAL                       LOANED
------                             -----------                  -----------
Rydex Variable OTC Fund            $28,138,073                  $27,138,629

--------------------------------------------------------------------------------
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